     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 13, 2016



                                                            FILE NOS. 333-200239

                                                                       811-03365
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4
                                 ------------



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 2                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 606                             [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (Exact Name of Registrant)



                         METLIFE INSURANCE COMPANY USA

             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277

        (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500
                    (Name and Address of Agent for Service)
                                 ------------
                              ERIC T. STEIGERWALT
                                   PRESIDENT

                         METLIFE INSURANCE COMPANY USA

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                                 ------------
                                   COPIES TO:
                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                             Suite 1100-East Tower
                           Washington, D.C. 20005-331
                                 ------------
                 Approximate Date of Proposed Public Offering:

              On May 1, 2016 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Registered: Individual Variable Annuity Contracts
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THE VARIABLE ANNUITY CONTRACT
ISSUED BY
METLIFE INSURANCE COMPANY USA

AND

METLIFE INVESTORS USA SEPARATE ACCOUNT A

METLIFE GROWTH AND INCOME


MAY 1, 2016



This prospectus describes the single premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax-qualified and non tax-qualified retirement plans. The contract includes a Guaranteed Withdrawal Benefit for Life ("GWB") feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 591/2 and last for the life or lives of the Annuitant(s) provided that specified conditions are met. THIS FEATURE DOES NOT ESTABLISH OR GUARANTEE ANY CONTRACT VALUE OR MINIMUM RETURN FOR ANY INVESTMENT OPTION AND THE GWB VALUE CANNOT BE TAKEN AS A LUMP SUM.


The annuity contract has a single Investment Option. Your Contract Value also may be allocated to the Fidelity VIP Government Money Market Portfolio (the Money Market Portfolio) under certain circumstances, as described in "Purchase--Free Look". Please see page 11 for more information.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 50% Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity contract.


To learn more about the MetLife USA Variable Annuity contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 42 of this prospectus. For a free copy of the SAI, or for further information, call us at (800) 544-2442, or write the Annuity Service Center: P.O. Box 770001, Cincinnati, OH 45277-0050.


THE CONTRACTS:

ARE NOT BANK DEPOSITS
ARE NOT FDIC INSURED
ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY ANY BANK OR CREDIT UNION
MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MAY 1, 2016

TABLE OF CONTENTS





INDEX OF SPECIAL TERMS................................    3
HIGHLIGHTS............................................    4
FEE TABLES AND EXAMPLES...............................    6
    Investment Option Expenses........................    8
    Examples..........................................    9
    Condensed Financial Information...................    9
 1. THE ANNUITY CONTRACT..............................   10
 2. PURCHASE..........................................   11
    Purchase Payments.................................   11
    Allocation of Purchase Payments...................   11
    Free Look.........................................   11
    Accumulation Units................................   12
    Contract Value....................................   13
    Replacement of Contracts..........................   13
 3. INVESTMENT OPTIONS................................   14
    Money Market Portfolio............................   15
    Voting Rights.....................................   15
    Substitution of Investment Options................   15
 4. EXPENSES..........................................   16
    Product Charges...................................   16
       Variable Account Product Charges...............   16
       Surrender Charge...............................   16
    Premium and Other Taxes...........................   17
    Exchange Fee......................................   17
    Income Taxes......................................   17
    Investment Option Expenses........................   17
 5. ANNUITY PAYMENTS (THE INCOME PHASE)...............   18
    Annuity Date......................................   18
    Annuity Income Options............................   18
    Additional Information............................   19
 6. ACCESS TO YOUR MONEY..............................   21
    Systematic Withdrawal Program.....................   21
    Suspension of Payments or Exchanges...............   22
 7. GUARANTEED WITHDRAWAL BENEFIT FOR
       LIFE...........................................   23
    GWB Amount........................................   24
    GWB Value.........................................   25
    Withdrawals Before Youngest Annuitant
       Reaches Age 591/2..............................   25
    Withdrawals in Excess of Annual GWB Amount........   26
    Conversion of GWB Amount to Annuity
       Payments.......................................   26
    Additional Information............................   27


 8. PERFORMANCE.......................................   28
 9. DEATH BENEFIT DURING THE
       ACCUMULATION PHASE.............................   29
    Upon Your Death...................................   29
    Death Benefit.....................................   29
    General Death Benefit Provisions..................   30
    Spousal Continuation..............................   31
10. FEDERAL INCOME TAX STATUS.........................   32
11. OTHER INFORMATION.................................   38
    MetLife USA.......................................   38
    The Variable Account..............................   38
    Distributor.......................................   39
    Selling Firms.....................................   39
       Compensation Paid to a Selling Firm............   39
       Additional Compensation........................   39
    Requests and Elections............................   40
       Confirming Transactions........................   41
    Cybersecurity.....................................   41
    Ownership.........................................   41
    Legal Proceedings.................................   42
    Financial Statements..............................   42
    Table of Contents of the Statement of Additional
       Information....................................   42
APPENDIX A--Accumulation Unit Values..................   43
APPENDIX B--Death Benefit Examples....................   44
APPENDIX C--Guaranteed Withdrawal Benefit for
   Life Examples......................................   45

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page and are capitalized wherever they appear in the text.


                              Page
  Accumulation Phase            11
  Accumulation Unit             13
  Adjusted Purchase Payment     19
  Annuitant                     42
  Annuity Date                  19
  Annuity Income Options        19
  Annuity Payments              19
  Annuity Service Center         6
  Beneficiary                   41
  Business Day                  12
  Contract Value                14
  Contract Year                  5
  Free Look Period               5
  Good Order                    41
  GWB Amount                    25
  GWB Value                     25
  Income Phase                  11
  Investment Option             15
  Money Market Period            5
  Money Market Portfolio         1
  Owner                         41
  Purchase Payments             12
  Variable Account              39
  Withdrawal Percentage         25

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. Your Contract Value will be invested on a tax-deferred basis in the Fidelity VIP FundsManager 50% Portfolio. The contract is intended for retirement savings or other long-term investment purposes. The contract includes a Guaranteed Withdrawal Benefit for Life (GWB) feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 591/2 and last for the life or lives of the Annuitant(s). We are obligated to pay all money we owe under the contracts, including death benefits, Annuity Payments, and amounts due under the GWB. Any such amount that exceeds the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Variable Account").

It is important that you carefully manage withdrawals under the GWB feature. EXCESS WITHDRAWALS (WHICH INCLUDE ALL WITHDRAWALS PRIOR TO THE YOUNGEST ANNUITANT REACHING AGE 591/2) MAY SIGNIFICANTLY REDUCE THE INCOME YOU RECEIVE FROM THE GWB FEATURE (PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE GWB VALUE), AND AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO WILL TERMINATE THE CONTRACT (see "Guaranteed Withdrawal Benefit for Life--Managing Your Withdrawals" for more information).

The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the first five Contract Years, we may assess a 2% surrender charge. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) The Income Phase occurs when you begin receiving regular Annuity Payments from your contract.

If you choose to annuitize the contract, your Annuity Payments will be made on a fixed basis. The amount of each payment generally will not change during the Income Phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals on a tax-qualified and non-tax qualified basis. For any tax-qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, exchange rights and limitations, the right to reject Purchase Payments, the right to assess exchange fees, requirements for unisex annuity rates, and the availability of certain features of the GWB. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.

FREE LOOK. You have the right to cancel the purchase of your contract for at least ten days after you receive it. We assume it will take five days from the day we mail the contract until you receive it. This is called the Free Look Period. The time you have to return your contract may be longer, depending on the state where you purchase the contract and other factors. Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states, and in the case of a qualified contract, federal tax laws, require that we return at least your Purchase Payment for a specified amount of time after the contract is issued.

If your contract is a qualified contract or if state law requires that we return at least the amount of your Purchase Payment, then your contract will be invested entirely in the Money Market Portfolio for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the Money Market Period. Then at the close of the Business Day in which the Money Market Period expires, we will transfer your Contract Value to the Fidelity VIP FundsManager 50% Portfolio (or, if we add additional Investment Options in the future, according to your most recent allocation instructions). Together with your contract, we will provide notice to you of the date on which your Free Look Period ends. If you cancel the contract during the Money Market Period, we will return the greater of your Purchase Payment or your Contract Value. For other cancellations, we will pay you your Contract Value. If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, then your Purchase Payment will be invested in the Fidelity VIP FundsManager 50% Portfolio (or according to your instructions, if applicable) beginning on the contract date.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract generally may have two Owners (both of whom must be individuals and who must be spouses). If the Owner of a non-qualified annuity contract is not a natural person (i.e., certain trusts), gains under the contract are generally not eligible for tax deferral, and the distribution on death rules under Internal Revenue Code ("Code") may require payment to begin earlier than expected and may impact the living and/or death benefits.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050
(800) 634-9361

FEE TABLES AND EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or exchange Contract Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.


Owner Transaction Expenses Table           2%
Surrender Charge (Note 1)
(as a percentage of amount withdrawn)
Exchange Fee (Note 2)                    $25
                                         $ 0   (First -12 -per -year)

Note 1. If any amount is withdrawn during the first five Contract Years, a surrender charge may be assessed. Surrender charges are calculated in accordance with the following. (See "Expenses--Surrender Charge.")


Number of Complete Years from           Surrender Charge
Contract Date                    (% of Amount Withdrawn)
------------------------------- ------------------------
   0                                       2
   1                                       2
   2                                       2
   3                                       2
   4                                       2
   5 and thereafter                        0

Note 2. Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available. There is no charge for the first 12 exchanges in a Contract Year; thereafter the fee is $25 per exchange. MetLife USA is currently waiving the exchange fee, but reserves the right to charge the fee in the future.

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Option fees and expenses.


Variable Account Annual Expenses
---------------------------------------------------------------------------
(referred to as Variable Account Product Charge)
(as a percentage of average Contract Value in the Variable Account)
Mortality and Expense Charge
 Single Annuitant                                                   1.90%
 Joint Annuitants                                                   2.05%

The next table shows the total operating expenses charged by the Investment Option which you will pay periodically during the Accumulation Phase. Your Contract Value will be allocated to a single Investment Option during the Accumulation Phase (see "Investment Options"). An Investment Option may impose a redemption fee in the future. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for that Investment Option and in the following tables.


Total Annual Portfolio Expenses (1)                                  0.88%
(expenses that are deducted from Investment Option assets,
including management fees, 12b-1/service fees, and other expenses)


Note 1. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses). For contracts issued based on applications signed and dated prior to July 21, 2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the Fidelity VIP FundsManager 50% Portfolio. The Total Annual Operating Expenses of the Fidelity VIP FundsManager 50% Portfolio are 0.82%.



For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES
(as a percentage of the average daily net assets of an Investment Option)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for each Investment Option. Acquired Fund Fees and Expenses are expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.



                                                                    Distribution
                                                                          and/or
                                                       Management        Service      Other
Investment Option                                             Fee   (12b-1) Fees   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 50% Portfolio               0.25%          --           --
  Fidelity VIP FundsManager 60% Portfolio               0.25%          --           --
  Fidelity VIP Government Money Market Portfolio        0.17%          --          0.11%



                                                        Acquired       Total                   Net Total
                                                       Fund Fees      Annual       Fee Waiver     Annual
                                                             and   Operation   and/or Expense  Operating
Investment Option                                       Expenses    Expenses    Reimbursement   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 50% Portfolio              0.57%       0.82%          0.05%         0.77%
  Fidelity VIP FundsManager 60% Portfolio              0.63%       0.88%          0.05%         0.83%
  Fidelity VIP Government Money Market Portfolio         --        0.28%           --           0.28%


Notes:
-----


The information shown in the table above was provided by the Investment Options and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Option's 2016 prospectus. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Option's board of directors or trustees, are not shown.


The Fidelity VIP FundsManager 50% Portfolio and the Fidelity VIP FundsManager 60% Portfolio are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Options invest in other funds, each will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

For contracts issued based on applications signed and dated prior to July 21,
-----------------------------------------------------------------------------
2012, the Fidelity VIP FundsManager 60%
----
Portfolio was offered in place of the Fidelity VIP FundsManager 50% Portfolio.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, Variable Account Annual Expenses, and Investment Option fees and expenses.


The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the joint Annuitants Variable Account Product Charge of 2.05% and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.88% for the Fidelity VIP FundsManager 60% Portfolio and 0.82% for the Fidelity VIP FundsManager 50% Portfolio as the Investment Option fees and expenses. An example based on the Money Market Portfolio's fees and expenses is not presented, because you may not allocate Purchase Payment or Contract Value to the Money Market Portfolio (see "Purchase--Free Look" for more information). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your contract at the end of the applicable time period:



                                              TIME PERIODS
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
     Fidelity VIP FundsManager 50%
      Portfolio                    $433    $  918    $1,429    $2,631
     Fidelity VIP FundsManager 60%
      Portfolio                    $493    $1,097    $1,727    $3,219


     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:



                                              TIME PERIODS
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
     Fidelity VIP FundsManager 50%
      Portfolio                    $233      $718    $1,229    $2,631
     Fidelity VIP FundsManager 60%
      Portfolio                    $293      $897    $1,527    $3,219


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


CONDENSED FINANCIAL INFORMATION

Condensed financial information (Accumulation Unit value information) is located in "Appendix A--Accumulation Unit Values" at the end of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.

The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your contract switches to the Income Phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

The contract is called a variable annuity because, depending upon market conditions, you can make or lose money in the Investment Option offered, the Fidelity VIP FundsManager 50% Portfolio. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Option. You bear the full investment risk for all amounts allocated to the Variable Account.

Fixed Annuity Payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Variable Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.

The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract generally will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)

As Owner of the contract, you exercise all interests and rights under the contract. You cannot change the Owner (unless an Owner is removed by court order), except that a contract owned by a revocable grantor trust may be exchanged to the grantor or to another revocable grantor trust where the grantor is the same individual. The contract may be owned by joint Owners (generally limited to two natural persons who must be spouses). We provide more information on this under "Other Information--Ownership."

For contracts owned by a grantor trust, in order for the spousal Beneficiary or joint Annuitant to be able to continue the contract after the first Annuitant's death, federal income tax law requires that the designated Beneficiary must be the Annuitant's spouse on the date of the Annuitant's death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated Beneficiary and should be taken into account prior to the purchase of the contract.

All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Any Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

2. PURCHASE


PURCHASE PAYMENTS

A Purchase Payment is the money you give us to invest in the contract. The Purchase Payment is due on the date the contract is issued. You may not make additional Purchase Payments.

The minimum Purchase Payment we will accept is $50,000.

Generally, you may purchase a tax-qualified contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a non-qualified contract with money from any source.

If you want to make a Purchase Payment of more than $1 million, you will need our prior approval.

We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks and corporate checks. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, and traveler's checks.

We reserve the right to reject any application or Purchase Payment. If you are exchanging more than one annuity contract or life insurance policy for this contract, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this contract, provided they are received within 90 days of the date the contract is issued. When you are purchasing a contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your contract will be issued on the day we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source.

We reserve the right to revoke the contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $50,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the contract is issued. If the contract is revoked, we will return the Contract Value without the application of any surrender charges.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your Purchase Payment either to the Fidelity VIP Money Market Portfolio or the Fidelity VIP FundsManager 50% Portfolio, depending on the type of contract and state law regarding the Free Look Period (see "Free Look" below). We will temporarily allocate your Purchase Payment to the Money Market Portfolio for at least 15 days if your contract is a qualified contract or if state law requires that we return at least the amount of your Purchase Payment if you decide to cancel your contract during the Free Look Period. If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, then you will be invested in the Fidelity VIP FundsManager 50% Portfolio beginning on the date the contract is issued.

Once we receive your Purchase Payment and the necessary information, we will issue your contract and allocate your first Purchase Payment within two (2) Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within five (5) Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information --Requests and Elections.").


FREE LOOK

The law of the state in which your contract is issued or delivered provides you with the right to cancel the purchase of your contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your contract. We assume it will take five days from the day we mail the contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your contract, we will notify you of the date on which your Free Look Period ends.

If your contract is a qualified contract or if state law requires that we return at least the amount of your Purchase Payment, then your contract will be invested entirely in the Money Market Portfolio for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Business Day in which the Money Market Period expires, we will transfer your Contract Value to the Fidelity VIP FundsManager 50% Portfolio (or if we add additional Investment Options in the future, according to your most recent allocation instructions). If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, then you will be invested in the Fidelity VIP FundsManager 50% Portfolio (or according to your allocation instructions, if applicable beginning on the contract date.

If you have exchanged more than one annuity contract or life insurance policy for the contract or are funding the Purchase Payment for the contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Portfolio if your contract is either a qualified contract or state law requires that we return at least the amount of your Purchase Payment. If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in the Fidelity VIP FundsManager 50% Portfolio (or according to your allocation instructions, if applicable when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the contract date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the contract.

To cancel the purchase of your contract, return the contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable law, we will promptly pay you either your Contract Value or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value or your Purchase Payment.


ACCUMULATION UNITS

Your Contract Value will go up or down depending upon the investment performance of the Investment Options. In order to keep track of your Contract Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Variable Account Annual Expenses also affects an Investment Portfolio's Accumulation Unit value, as explained below.

Every Business Day, as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for the Investment Option by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:

  1) dividing the net asset value per share of the Investment Option at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Option as of that day, by the net asset value per share of the Investment Option for the previous Business Day, and

  2) multiplying it by one minus the Variable Account Product Charges for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When we receive any portion of the Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to the Investment Option by the value of the Accumulation Unit for the Investment Option.

A Purchase Payment is credited to a contract on the basis of the Accumulation Unit value next determined after receipt. A Purchase Payment received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. A Purchase Payment received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is closed, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).

  Example:

  On Monday we receive a Purchase Payment of $50,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP FundsManager 50% Portfolio is $12.50. We then divide $50,000 by $12.50 and credit your contract on Monday night with 4000 Accumulation Units for the Fidelity VIP FundsManager 50% Portfolio.


CONTRACT VALUE

Contract Value is equal to the sum of your interests in the Investment Options. Your interest in each Investment Option is determined by multiplying the number of Accumulation Units for that Investment Option by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers two Investment Options, the Money Market Portfolio and either the Fidelity VIP FundsManager 50% Portfolio or the Fidelity VIP FundsManager 60% Portfolio, depending on the date it was issued, as described below. However, you may not choose to allocate the Purchase Payment or exchange Contract Value to the Money Market Portfolio (see "Money Market Portfolio" below for more information). Your Contract Value will be allocated to a single Investment Option. Additional Investment Options may be available in the future.

For contracts issued based on applications signed and dated prior to July 21,
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2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the
----
Fidelity VIP FundsManager 50% Portfolio.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING US AT: (800) 544-2442. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. Certain Investment Options described in the fund prospectuses may not be available with your contract. A summary of advisers, subadvisers, and investment objectives for each Investment Option is listed below.

The investment objectives and policies of certain of the Investment Options may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the Investment Options may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the Investment Options may conflict. The Investment Options will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE FROM AN INVESTMENT ADVISER OR ITS AFFILIATES. An investment adviser or subadviser of the Investment Options, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to certain other variable insurance products we offer, and, in our role as an intermediary, with respect to the Investment Options in those products. We and our affiliates may profit from these payments. The amount of the payments we receive may be significant and is based on a percentage of assets of the Investment Options attributable to those other variable insurance products we and our affiliates issue.

Additionally, an investment adviser or subadviser of the Investment Options, or its affiliates, may provide us with wholesaling services that assist in the distribution of certain other variable insurance products we or our affiliates offer and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of those variable insurance products.

SELECTION OF INVESTMENT OPTIONS. We select the Investment Options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider is the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB.

We review the Investment Options periodically and may remove an Investment Option or limit its availability to new Purchase Payments and/or exchanges of contract value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from contract owners. In some cases, we have included Investment Options based on recommendations made by selling firms. These selling firms may receive payments from the Investment Options they recommend and may benefit accordingly from the allocation of Contract Value to such Investment Options.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Contract Value of your contract resulting from the performance of the Investment Options.

INVESTMENT OPTION                      INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 50%          Seeks high total return.                  Fidelity Management & Research
 Portfolio                                                                       Company
                                                                                 Subadviser: FMR Co., Inc.
Fidelity VIP FundsManager 60%          Seeks high total return.                  Fidelity Management & Research
 Portfolio                                                                       Company
                                                                                 Subadviser: FMR Co., Inc.
Fidelity VIP Government Money Market   Seeks as high a level of current income   Fidelity Management & Research
 Portfolio                             as is consistent with preservation of     Company
                                       capital and liquidity.                    Subadviser: Fidelity Investments
                                                                                 Money Management, Inc.


MONEY MARKET PORTFOLIO

We may allocate Contract Value under certain circumstances (see "Purchase--Free Look") to the Money Market Portfolio. You may not choose to allocate or exchange Contract Value to the Money Market Portfolio.


VOTING RIGHTS

We are the legal owner of the Investment Option shares. However, we believe that when an Investment Option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the Investment Options or a particular Investment Option is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Option or Investment Options without your consent. The substituted Investment Option may have different fees and expenses. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Options to allocation of Purchase Payments or Contract Value, or both, at any time in our sole discretion. There will always be at least one Investment Option offered under the contract.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES

VARIABLE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Variable Account Product Charges (the mortality and expense charge). We do this as part of our calculation of the value of the Accumulation Units. Variable Account Product Charges will no longer apply if you begin to receive Annuity Payments (see "Annuity Options (The Income Phase)") or after the conversion of the GWB Amount to Annuity Payments (see "Guaranteed Withdrawal Benefit for Life--Conversion of GWB Amount to Annuity Payments").

We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.90% (for a single Annuitant) or 2.05% (for joint Annuitants) of the average daily net asset value of each Investment Option.

This charge compensates us for mortality risks we assume for the lifetime withdrawal, Annuity Payment and death benefit guarantees made under the contract. These guarantees include allowing lifetime withdrawals and making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract.

The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


SURRENDER CHARGE

We impose a surrender charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). A surrender charge is assessed against any amount withdrawn during the first five Contract Years, except as described below. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described above, if permissible under tax law.

The surrender charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from           Surrender Charge
Contract Date                    (% of Amount Withdrawn)
------------------------------- ------------------------
   0                                       2
   1                                       2
   2                                       2
   3                                       2
   4                                       2
   5 and thereafter                        0

For a partial withdrawal, you may elect to have the surrender charge deducted either from the remaining Contract Value, if sufficient, or from the amount withdrawn. If the remaining Contract Value is not sufficient, the surrender charge is deducted from the amount withdrawn.

WE DO NOT ASSESS THE SURRENDER CHARGE ON ANY AMOUNTS PAID OUT AS ANNUITY PAYMENTS OR AS DEATH BENEFITS. ALSO, NO SURRENDER CHARGE WILL APPLY TO WITHDRAWALS UNDER THE GWB FEATURE THAT ARE LESS THAN OR EQUAL TO THE GWB AMOUNT. However, a surrender charge will be assessed on withdrawals prior to the youngest Annuitant reaching age 591/2 or, thereafter, on any withdrawals in excess of the GWB Amount (see "Guaranteed Withdrawal Benefit for Life" for more information). In addition, we will not assess the surrender charge on required distributions from qualified contracts in order to satisfy federal income tax rules or to avoid federal income tax penalties. This exception applies only to amounts required to be distributed from this contract. Such withdrawals must be made through the Systematic Withdrawal Program, with certain exceptions. (See "Access To Your Money--Systematic Withdrawal Program" for more information.)

PREMIUM AND OTHER TAXES

We reserve the right to deduct from the Purchase Payment, Contract Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


EXCHANGE FEE

Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available, in which case you may be able to exchange Contract Value between Investment Options. We currently allow unlimited exchanges without charge during the Accumulation Phase. However, we have reserved the right to limit the number of exchanges to a maximum of 12 per year without charge and to charge an exchange fee of $25 for each exchange greater than 12 in any year. The exchange fee is deducted from the Investment Option from which the exchange is made. However, if the entire interest in an Investment Option is being exchanged, the exchange fee will be deducted from the amount which is exchanged.


INCOME TAXES

We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of each Investment Option, which are described in the fee table in this prospectus and the Investment Option prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Option.

5. ANNUITY PAYMENTS (THE INCOME PHASE)


ANNUITY DATE

Under the contract you can receive regular monthly income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month on or after the contract anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday.

When you purchase the contract, the Annuity Date will be the first day of the calendar month on or after the contract anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state).


ANNUITY INCOME OPTIONS

You can choose among income plans. We call those Annuity Income Options. We ask you to choose an Annuity Income Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.

You will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments. The dollar amount of each Annuity Payment generally will not change.

The contract offers two Annuity Income Options. Unless you elect another Annuity Income Option prior to the Annuity Date or you elect an earlier Annuity Date, the contract will default to Annuity Income Option (1).

  ANNUITY INCOME OPTION (1). Under Annuity Income Option (1), on the Annuity Date, we compare the Contract Value to the Adjusted Purchase Payment. The Adjusted Purchase Payment is a value we use to calculate Annuity Payments under Annuity Income Option (1). At contract issue, the Adjusted Purchase Payment is equal to the Purchase Payment. The Adjusted Purchase Payment is reduced by each withdrawal as described below.

A. Withdrawals Prior to Age 591/2. If you make withdrawals before the youngest
----------------------------------
Annuitant reaches age 591/2, the Adjusted Purchase Payment will be reduced for each such withdrawal as follows:

        (1) At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the Adjusted Purchase Payment.

        (2) Multiply the percentage determined in (1) by the Adjusted Purchase Payment immediately before the withdrawal.

        (3) Take the Adjusted Purchase Payment prior to the withdrawal and reduce it by the amount determined in

B. Withdrawals On or After Age 591/2.
-------------------------------------

     (i) If total withdrawals in any Contract Year after the youngest Annuitant reaches age 591/2 do not exceed the GWB Amount for that same Contract Year, the Adjusted Purchase Payment is reduced by the dollar amount of the withdrawal(s).

     (ii) If you make withdrawals on or after the date the youngest Annuitant reaches age 591/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the Adjusted Purchase Payment will be reduced for each such withdrawal as follows:

        (1) Determine the portion of the most recent withdrawal that, in combination with the sum of all other withdrawals taken in the current Contract Year, exceeds the GWB Amount for that Contract Year.

        (2) Determine what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

        (3) Determine the percentage reduction in the Adjusted Purchase Payment by dividing the amount determined in (1) by the amount determined in (2).

        (4) Multiply the percentage determined in (3) by the Adjusted Purchase Payment prior to the excess withdrawal.

        (5) Take the Adjusted Purchase Payment prior to the withdrawal and first reduce it by the amount of the GWB Amount for that Contract Year, then further reduce it by the amount determined in (4).

  For example, assume your contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges):

     o At issue, the Adjusted Purchase Payment is equal to the Purchase Payment, $25,000.

     o Assume that your Contract Value is $30,000 later in that Contract Year, and you make one $5,000 withdrawal. Because the withdrawal is made prior to the youngest Annuitant reaching age 591/2, the Adjusted Purchase Payment would be reduced by $5,000 divided by $30,000, or 16.67%. The result is a new Adjusted Purchase Payment of $20,833 ($25,000 minus [$25,000 multiplied by 16.67%]).

     o Assume that six years later, your Contract Value is $40,000, you have begun taking withdrawals under the GWB feature, your GWB Amount is $1,600, and you make total withdrawals of $5,000 in that Contract Year. The GWB Amount reduces the Adjusted Purchase Payment by the dollar amount of the GWB Amount, however because you make an excess withdrawal of $3,400 ($5,000 minus $1,600), the Adjusted Purchase Payment would be further reduced by [$3,400 divided by ($40,000 minus $1,600)], or 8.85%. The result is a new Adjusted Purchase Payment of $17,531 ($20,833 minus $1,600 minus [($20,833 minus $1,600) multiplied by
        8.85%]).

  If the Adjusted Purchase Payment is greater than or equal to the contract
  -------------------------------------------------------------------------
  value: you will receive Annuity Payments equal to your eligible GWB Amount
  ------
  (see "Guaranteed Withdrawal Benefit for Life" for more information) that will be paid to you as Annuity Payments until there is no longer any living Annuitant.

  If on the death of the last surviving Annuitant the total of all Annuity Payments on or after the Annuity Date is less than the Adjusted Purchase Payment, we will pay to the Beneficiary the GWB Amount as Annuity Payments until the total payments made to the Annuitant(s) and Beneficiary (or if there is no living Beneficiary to the last surviving Beneficiary's estate) are equal to the Adjusted Purchase Payment.

  If the Contract Value on the Annuity Date is greater than the Adjusted
  ----------------------------------------------------------------------
  Purchase Payment: you will receive Annuity Payments equal to the greater of
  -----------------
  (a) or (b), where (a) is your eligible GWB Amount and (b) is the amount of Annuity Payments that will be paid to you by applying your Contract Value determined as of the Annuity Date (less premium and other taxes) to annuity income purchase rates that will pay you monthly Annuity Payments terminating with the last payment due prior to the death of the last living Annuitant.

  If on the death of the last surviving Annuitant the total of all Annuity Payments on or after the Annuity Date is less than the Contract Value on the Annuity Date, we will refund the difference to your Beneficiary (or if there is no living Beneficiary to the last surviving Beneficiary's estate).

  Annuity Income Option (1) is only available on the latest possible Annuity Date unless the GWB Amount is converted to an Annuity Payment as described in "Guaranteed Withdrawal Benefit for Life--Conversion of GWB Amount To Annuity Payments." The latest possible Annuity Date is the first day of the calendar month on or after the contract anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday (or earlier if required by state law).

  ANNUITY INCOME OPTION (2). You may have the Contract Value determined as of the Annuity Date (less premium and other taxes) applied to annuity income purchase rates that will pay you monthly Annuity Payments until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

  If the surviving Annuitant dies before we have made all Annuity Payments due under the contract, any remaining Annuity Payments will be paid to the Beneficiary or if there is no living Beneficiary to the last surviving Beneficiary's estate. The Beneficiary or estate may choose instead to receive the present value of the remaining Annuity Payments in a lump sum. The present value is determined by commuting the future guaranteed annuity income using the annuity income purchase rates in effect at that time.

  This Annuity Income Option is available on any Annuity Date. IF ELECTED, BENEFITS UNDER THE GWB FEATURE WILL TERMINATE.


ADDITIONAL INFORMATION

If your Annuity Payments would be or become less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.

We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If an Annuitant's age or sex has been misstated, we will adjust the amount of monthly annuity income to the amount that would have been provided at the correct age or sex. Once annuity income has begun, any overpayments or underpayments, with interest at 6% per annum, will be, as appropriate, deducted from or added to the payment or payments made after the adjustment.

In the event that you purchased the contract as a tax-qualified contract, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in applicable tax law. Under certain circumstances, you may satisfy those requirements by electing an annuity option. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death. (See "Federal Income Tax Status" and the Statement of Additional Information for more details.)

6. ACCESS TO YOUR MONEY

You can have access to the money in your contract by making a withdrawal (either a partial or a complete withdrawal) or by electing to receive Annuity Payments. Your Beneficiary can have access to the money in the contract when a death benefit is paid or as applicable to the Annuity Options described under "Annuity Payments (The Income Phase)--Annuity Options" which provide for continuing annuity payments or a cash refund during the Annuity Period upon death of the last surviving Annuitant.

Under most circumstances, withdrawals can only be made during the Accumulation Phase. Partial withdrawals before the youngest Annuitant reaches age 591/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the GWB Value upon which the benefit is determined. These reductions in the GWB Value and GWB Amount may be significant particularly when the Contract Value is lower than the GWB Value. (See "Guaranteed Withdrawal Benefit for Life" for more information.)

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Contract Value of the contract at the end of the Business Day when we receive a written request for a withdrawal, less any applicable surrender charge.

Currently the contract offers a single Investment Option. If we add additional Investment Options in the future, any partial withdrawal will be made pro rata from the Investment Option(s) you selected unless you instruct us otherwise. Under most circumstances the amount of any partial withdrawal must be for at least $50. You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or internet (where otherwise available) are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and internet withdrawal requirements or limitations.

We will pay the amount of any withdrawal from the Variable Account within seven days of when we receive the request in Good Order unless the suspension of payments or exchanges provision is in effect.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


In order to withdraw all or part of your Contract Value, you must submit a request to our Annuity Service Center. (See "Other Information--Requests and Elections."). We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or last Owner's death. You may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our the Annuity Service Center on or before the Annuity Date If we are presented in Good Order with notification of the death of the last surviving Annuitant before any requested transaction is completed (including transactions under Systematic Withdrawal Programs), we will cancel the request.


There are limits to the amount you can withdraw from certain tax-qualified contracts. (See "Federal Income Tax Status.")

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis. Systematic withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year, and you must re-enroll to start a new Systematic Withdrawal Program.

Your Systematic Withdrawal Program transactions will take place on the first day of the month for the period you selected. If the New York Stock Exchange is closed on the scheduled day in a particular month, the withdrawal will take place on the next Business Day.

If your contract is a qualified contract and you are subject to required minimum distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. (See "Guaranteed Withdrawal Benefit for Life--Withdrawals in Excess of Annual GWB Amount" for more information.)

IN ORDER TO RECEIVE THE GREATER OF YOUR ELIGIBLE GWB AMOUNT OR MRD, YOU MUST AGREE TO THE FOLLOWING CONDITIONS:

  (1) You must elect to receive the greater of the GWB Amount and the MRD and authorize us to calculate the MRD for you;

  (2) The MRD for a calendar year will be determined by us exclusively from the Contract Value of this contract;

  (3) No MRD withdrawal may occur until after December 31st of the calendar year in which your contract was issued;

  (4) If the contract was purchased prior to your reaching age 701/2, your first MRD must be withdrawn in the calendar year in which you reach age 701/2 (even though the Code allows you to delay your first MRD until April 1st of the following calendar year). We require this because only one calendar year's MRD will qualify for the exception to withdrawals in excess of the GWB Amount; and

  (5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount during that Contract Year, and any amounts withdrawn in excess of the GWB Amount will be considered excess withdrawals (see "Guaranteed Withdrawal Benefit for Life--Withdrawals in Excess of Annual GWB Amount"). The Systematic Withdrawal Program will terminate and you must re-enroll in the Systematic Withdrawal Program for the next Contract Year.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute during any Contract Year an amount more than the greater of the GWB Amount or the MRD for any calendar year.

Each Systematic Withdrawal may be subject to federal income taxes, including any penalty tax that may apply. We reserve the right to modify or discontinue the Systematic Withdrawal Program except as necessary to meet MRD withdrawals as described above. (For a discussion of the surrender charge, see "Expenses" above.)


SUSPENSION OF PAYMENTS OR EXCHANGES

We may be required to suspend or postpone payments for withdrawals or exchanges for any period when:

  o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  o  trading on the New York Stock Exchange is restricted;

  o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Options is not reasonably practicable or we cannot reasonably value the shares of the Investment Options;

  o or during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for exchanges, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

Your contract is issued with a living benefit feature that offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). This feature is called the Guaranteed Withdrawal Benefit for Life (GWB).

The GWB guarantees that when the youngest Annuitant reaches age 591/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below. THE GWB VALUE DOES NOT ESTABLISH OR GUARANTEE ANY CONTRACT VALUE OR MINIMUM RETURN FOR ANY INVESTMENT OPTION AND CANNOT BE TAKEN AS A LUMP SUM. Income taxes and penalties may apply to your withdrawals.

No benefit is payable until the youngest Annuitant reaches age 591/2. Withdrawals prior to the youngest Annuitant reaching 591/2 will decrease the GWB Value as described below in "Withdrawals Before Youngest Annuitant Reaches Age 591/2". The Annuitant(s) will be listed on the contract and may not be changed after the contract date (except by court order).

YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB FEATURE. FOR EXAMPLE, TAKING YOUR FIRST WITHDRAWAL AT A YOUNGER AGE MAY RESULT IN A LOWER WITHDRAWAL PERCENTAGE. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY).

You have the option of receiving withdrawals under the GWB feature or receiving payments under an Annuity Income Option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the GWB Value (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates. This may provide higher income amounts if the current annuity option rates applied to the Contract Value on the Annuity Date exceed the GWB Amount payments. Also, after-tax annuity income payment amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GWB feature. (See "Federal Income Tax Status")

Tax Treatment. The tax treatment of withdrawals under the GWB feature is uncertain. It is conceivable that the amount of potential gain could be determined based on the GWB Value at the time of the withdrawal, if the GWB Value is greater than the Contract Value (prior to surrender charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this feature, your annual withdrawals cannot exceed the GWB Amount each Contract Year. In other words, you should not take excess withdrawals. If you do take an excess withdrawal, we will reduce the GWB Value proportionately (as described below) and reduce the GWB Amount to the new GWB Value multiplied by the applicable Withdrawal Percentage. THESE REDUCTIONS IN THE GWB VALUE AND GWB AMOUNT MAY BE SIGNIFICANT PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE GWB VALUE (SEE "WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT" BELOW). You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the GWB Amount did not cause your Contract Value to decline to zero. IF THE CONTRACT VALUE IS REDUCED TO ZERO BECAUSE YOU MAKE A FULL WITHDRAWAL AND TOTAL WITHDRAWALS IN THAT CONTRACT YEAR (INCLUDING THE WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO) EXCEED THE GWB AMOUNT, YOUR CONTRACT WILL BE TERMINATED AND YOU WILL NOT RECEIVE LIFETIME PAYMENTS. IT IS YOUR RESPONSIBILITY TO MANAGE WITHDRAWALS, AND YOU WILL NOT BE NOTIFIED IF YOU SUBMIT A WITHDRAWAL REQUEST THAT CAUSES AN EXCESS WITHDRAWAL, INCLUDING AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO AND TERMINATES THE CONTRACT.

You are not required to withdraw the full GWB Amount each year. However, if you choose to receive only a part of your GWB Amount in any given Contract Year, your GWB Amount is not cumulative and your GWB Value and GWB Amount will not increase as a result of taking a smaller withdrawal. For example, if your Withdrawal Percentage is 5%, you cannot withdraw 3% of the GWB Value in one year and then withdraw 7% of the GWB Value the next year without making an excess withdrawal in the second year.

Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill MRD generally beginning at age 701/2. These required distributions may be larger than your GWB Amount. If you enroll in the Systematic Withdrawal Program (see "Access to Your Money--Systematic Withdrawal Program"), we will not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. You must be enrolled in the Systematic Withdrawal Program to qualify for this exception. The calculation of required distributions is based only on information relating to this contract only. To enroll in the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB AMOUNT

The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent contract anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 591/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 591/2, your first withdrawal will establish a Withdrawal Percentage as shown in the table below. Once established, your Withdrawal Percentage will never change.

If the contract has two Annuitants on the contract date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the table below. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage for age 76 and older indicated in the table below will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

For contracts issued based on applications received on or after November 17, 2014:


                          Withdrawal Percentage -     Withdrawal Percentage -
                          Single Annuitant            Joint Annuitants
Age at 1st Withdrawal     (Annuitant's Age)           (Youngest Annuitant's Age)
   591/2 - 64             4%                          4%
   65 - 75                5%                          4.75%
   76 and older           5.50%                       5.00%

For contracts issued based on applications received prior to November 17, 2014:


Youngest Annuitant's Age at 1st Withdrawal     Withdrawal Percentage
   591/2 - 64                                  4%
   65 - 75                                     5%
   76 and older                                6%

On each contract anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 591/2 by the GWB Value on that same contract anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 591/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. However, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix C for examples of how your GWB Amount is calculated.

GWB VALUE

The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 591/2. Your contract will also have a GWB Value prior to the date the youngest Annuitant reaches age 591/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the contract date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 591/2 the GWB Value will be reduced proportionately. (See "Withdrawals Before Youngest Annuitant Reaches Age 591/2" below). Similarly, if you make withdrawals after the youngest Annuitant reaches age 591/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced proportionately. (See "Withdrawals in Excess of Annual GWB Amount" below.)

On each contract anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the contract has joint Annuitants and the oldest Annuitant dies before the contract anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. However, if the oldest Annuitant dies on or after the contract anniversary that falls on or after his or her 85th birthday, the GWB Value will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the contract anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

If a contract anniversary is not on a Business Day, the GWB Value is compared to the Contract Value determined on the next Business Day.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year, provided the youngest Annuitant has reached age 591/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.


WITHDRAWALS BEFORE YOUNGEST ANNUITANT REACHES AGE 591/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 591/2. If you make a withdrawal before the youngest Annuitant reaches age 591/2, the GWB Value is reduced by a percentage determined by dividing the withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

  (1) At the end of the valuation period (a "valuation period" is the period of time between one determination of the value of Accumulation Units to the next determination on the following Business Day) in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

  (2) Multiply the percentage determined in (1) by the GWB Value immediately before the withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges other than the surrender charge):

  o If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year.

  o Assume that your Contract Value is $30,000 later in that Contract Year and you make one $5,000 withdrawal ($4,900 of which would be paid to you after deduction of a $100 surrender charge).

  o Your GWB Value would be reduced by 16.67% ($5,000 withdrawal amount divided by $30,000 Contract Value).

  o The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT

If you withdraw more than the GWB Amount in any Contract Year on or after the youngest Annuitant reaches age 591/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a withdrawal that is in excess of the GWB Amount for that Contract Year ("excess withdrawal") by the Contract Value at time of the excess withdrawal, as described below. The new GWB Value following an excess withdrawal is calculated as follows:

  1) Determine the portion of the most recent withdrawal, in combination with the sum of all other withdrawals taken in the current Contract Year, that exceeds the GWB Amount for that Contract Year.

  2) Determine what the Contract Value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

  3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

     4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

  5) Take the GWB Value prior to the withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000 (the example does not reflect the deduction of income taxes or tax penalties or fees and charges; surrender charges do not apply after the fifth Contract
Year):

     o If you make a first withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 4% and be eligible to withdraw up to the GWB Amount of $1,000 ($25,000 multiplied by 4%) without causing a reduction in GWB Value.

     o Because your first withdrawal is $5,000, $1,000 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $4,000 of the withdrawal is an excess withdrawal.

     o For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,000) resulting in a Contract Value of $29,000.

     o The $4,000 excess withdrawal proportionally reduces the Contract Value by 13.79% ($4,000 divided by $29,000) which results in a new GWB Value of $21,552.50 ($25,000 less [25,000 multiplied by 13.79%]).

     o If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next contract anniversary, the GWB Amount for the next Contract Year will be $862.10 ($21,552.50 multiplied by 4%).

If the contract is a qualified contract and you elect to receive your MRD under the Code through our Systematic Withdrawal Program, the references to GWB Amount in (1) and (2) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your MRD is in excess of your GWB Amount, the withdrawal may result in surrender charges (if applicable) and a reduction in your GWB Value.

Any premium tax amount that we deduct from your Contract Value will not be treated as an excess withdrawal.

See Appendix C for additional examples of GWB Value increases and decreases.


CONVERSION OF GWB AMOUNT TO ANNUITY PAYMENTS

If the Contract Value is reduced to zero because you make a full withdrawal and total withdrawals in that Contract Year (including the withdrawal that reduces the Contract Value to zero) do not exceed the GWB Amount, we will convert the GWB Amount to Annuity Payments. If that happens, we will pay you the difference between your GWB Amount for that Contract Year (less prior withdrawals in that Contract Year) and the Contract Value prior to that withdrawal, and then, on the first day of the calendar month on or after your next contract anniversary, the contract will convert to an annuity option that will pay you an annual amount equal to your GWB Amount for so long as any Annuitant is still alive. The first payment will be equal to any remaining portion of the GWB Amount for the Contract Year at the time of conversion. Once a conversion occurs under this provision, the contract will no longer have a Contract Value.

IF THE CONTRACT VALUE IS REDUCED TO ZERO BECAUSE YOU MAKE A FULL WITHDRAWAL AND TOTAL WITHDRAWALS IN THAT CONTRACT YEAR (INCLUDING THE WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO) EXCEED THE GWB AMOUNT, YOUR CONTRACT WILL BE TERMINATED AND YOU WILL NOT RECEIVE ANY ANNUITY PAYMENTS.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a withdrawal under the Systematic Withdrawal Program causes this provision to apply, we will continue to pay your GWB Amount as an Annuity Payment on the same day of the month for the period you selected under the Systematic Withdrawal Program.

The resulting GWB Amount for future Contract Years will be paid in monthly Annuity Payments as long as each monthly Annuity Payment is at least $20. We reserve the right to pay the GWB Amount as an annual Annuity Payment or in any other payment method that is mutually agreeable to you and us.

DEATH BENEFIT AFTER CONVERSION OF GWB AMOUNT TO ANNUITY PAYMENTS. On the death of the last surviving Annuitant, payments will continue to your Beneficiary until the Beneficiary has received the Return of Purchase Payment death benefit described below under "Death Benefit During the Accumulation Phase." Once Annuity Payments begin, the Return of Purchase Payment death benefit will be reduced by the amount of each Annuity Payment. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit described below to zero.


ADDITIONAL INFORMATION

If an Annuitant's age has been misstated, we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amount has been converted to Annuity Payments as described in the Conversion of GWB Amount to Annuity Payments provision of this contract, we will withhold and apply any future GWB Amounts to the overpayment until we have recovered the amount of the overpayment. If the contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amount has been converted to Annuity Payments as described in the Conversion to Annuity Income of GWB Amount Payments provision of this Contract, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually.

For contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Internal Revenue Code requires certain distributions following the death of an Owner, we generally limit joint ownership to spouses only. In order to continue the contract and the GWB after the first Annuitant's death, the designated joint Annuitant must be the first Annuitant's spouse on the date of death.

For contracts owned by a grantor trust, in order for the joint Annuitant to be able to continue the contract after the first Annuitant's death, federal income tax law requires that the designated Beneficiary (in this case, the joint Annuitant) must be the Annuitant's spouse on the date of the Annuitant's death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated Beneficiary and should be taken into account prior to the purchase of the contract.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)).

8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Options. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Variable Account Product Charges and the Investment Option expenses. It does not reflect the deduction of any applicable account fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Variable Account Product Charges, account fee, surrender charges, and the Investment Option expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Options for the periods commencing from the date on which the particular Investment Option was made available through the Variable Account.

In addition, the performance for the Investment Options may be shown for the period commencing from the inception date of the Investment Options. These figures should not be interpreted to reflect actual historical performance of the Variable Account.

We or a selling firm may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Options and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We or a selling firm may advertise the GWB feature using illustrations showing how the benefit works with historical performance of specific Investment Options or with a hypothetical rate of return or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Options.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT DURING THE ACCUMULATION PHASE


UPON YOUR DEATH

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries).

Where there are multiple Beneficiaries, the death benefit for each Beneficiary will be determined as of the time that Beneficiary submits the necessary documentation in Good Order. If we are presented in Good Order with notification of the death of the last surviving Annuitant before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request.

If you have a joint Annuitant, the death benefit will not be paid when the first Annuitant dies (except for certain qualified contracts with a joint Annuitant who is age 95 or older at the death of the first Annuitant--see "Spousal Continuation" below). Upon the death of either Annuitant, the surviving joint Annuitant will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit.


DEATH BENEFIT

The death benefit will be payable to your Beneficiaries upon the last surviving Annuitant's death. The Beneficiaries must elect the death benefit to be paid under one of the two options below. Subject to our administrative procedures, we will pay a death benefit equal to the Contract Value death benefit if the Contract Value death benefit is greater than the sum of payments to be received under the Return of Purchase Payment death benefit. Until you direct us to pay those proceeds to you in a lump sum or under any other option we make available, the death benefit amount will remain in the Variable Account for up to five years from the date of death.

1) Contract Value

The first option is a death benefit equal to the Contract Value as determined as of the end of the Business Day on which we receive due proof of death and an election for the payment method. This death benefit amount remains in the Investment Options until each of the Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Variable Account on behalf of the remaining Beneficiaries are subject to investment risk.

2) Return of Purchase Payment Death Benefit

The second option is a Return of Purchase Payment death benefit. At issue the Return of Purchase Payment death benefit is equal to the Purchase Payment. The Return of Purchase Payment death benefit is reduced by each withdrawal as described below.

A. Withdrawals Prior to Age 591/2.

If you make withdrawals before the youngest Annuitant reaches age 591/2, the Return of Purchase Payment death benefit will be reduced for each such withdrawal as follows:

  (1) At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the Return of Purchase Payment death benefit.

  (2) Multiply the percentage determined in (1) by the Return of Purchase Payment death benefit immediately before the withdrawal.

  (3) Take the Return of Purchase Payment death benefit prior to the withdrawal and reduce it by the amount determined in (2).

B.Withdrawals On or After Age 591/2.

  (i) If total withdrawals in any Contract Year after the youngest Annuitant reaches age 591/2 do not exceed the GWB Amount for that same Contract Year, the Return of Purchase Payment death benefit is reduced by the dollar amount of the withdrawal(s).

  (ii) If you make withdrawals on or after the date the youngest Annuitant reaches age 591/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the Return of Purchase Payment death benefit will be reduced for each such withdrawal as follows:

     (1)   Determine the portion of the most recent withdrawal that, in combination with the sum of all other withdrawals taken in the current Contract Year, exceeds the GWB Amount for that Contract Year.

     (2)   Determine what the Contract Value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

     (3)   Determine the percentage reduction in the Return of Purchase Payment death benefit by dividing the amount determined in (1) by the amount determined in (2).

     (4)   Multiply the percentage determined in (3) by the Return of Purchase
                Payment death benefit prior to the excess withdrawal.

     (5)   Take the Return of Purchase Payment death benefit prior to the withdrawal and first reduce it by the amount of the GWB Amount for that Contract Year, then further reduce it by the amount determined in (4).

If the last Annuitant dies before a Withdrawal Percentage has been determined, the Withdrawal Percentage will be based on the age of last Annuitant at time of death. If the last Annuitant had not reached age 591/2 at the time of their death, the Withdrawal Percentage will be 4%.

The Return of Purchase Payment death benefit will be paid to your Beneficiary in monthly payments or at any frequency acceptable to your Beneficiary and us (but not less than annually). Such installment payments shall be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit to zero. Except to the extent required under federal income tax law, the total annual payment will not exceed the GWB Amount. If your Beneficiary dies while such payments are made, the payments will continue to the Beneficiary's estate unless such other designee has been agreed to by us in writing.

(See Appendix B for examples of the death benefit.)


GENERAL DEATH BENEFIT PROVISIONS

Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments. The death benefit amount remains in the Variable Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Variable Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.

After the death of all the Owners and Annuitants, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate, see Proof of Death, below) for each Owner and Annuitant, an election for the payment method and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

Once we have received due proof of death, we will, upon notice to us, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the death benefit, we will pay that fraction as determined on the date of payment.

Proof of Death. We will require due proof of death before any death benefit is paid. Due proof of death will be:

  o  a certified death certificate;

  o a certified decree of a court of competent jurisdiction as to the finding of death;

  o a written statement by a licensed medical doctor who attended the deceased; or

  o  any other proof satisfactory to us.

If the Beneficiary under a tax-qualified contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 701/2 (which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options. The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax-qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.

Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important you promptly update your Beneficiary designations, including addresses, if they change.


SPOUSAL CONTINUATION


When the primary Beneficiary is the spouse of the Annuitant and is a joint Annuitant, upon the first Annuitant's death, the spouse will be deemed to have elected to continue the contract in his or her own name. If the contract is a tax-qualified contract and the surviving Annuitant is age 95 or older on the day we receive due proof death, the contract may not be continued. In this case, the surviving Annuitant may elect a death benefit as set forth above or may elect to receive lifetime Annuity Payments as set forth under Annuity Income Option (1) (see "Annuity Payments (The Income Phase)--Annuity Income Options").


Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs (see "Federal Income Tax Status"). For contracts owned by a grantor trust, in order for the spouse to be able to continue the contract after the first Annuitant's death, federal income tax law requires that the joint Annuitant must be the Annuitant's spouse on the date of the Annuitant's death.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Any Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

10. FEDERAL INCOME TAX STATUS


INTRODUCTION

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any contract or of any transaction involving a contract.


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

  (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

  (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).


DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the contract. The subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with funds under the subaccounts that require the funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.


OWNERSHIP TREATMENT

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

SEPARATE ACCOUNT CHARGES

It is conceivable that certain benefits or the charges for certain benefits such as the guaranteed withdrawal benefit, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 591/2.


NON-NATURAL OWNER

As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract as an agent for a natural person. We do not intend to offer the contracts to "non-natural" persons. However, we will offer the contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor Annuitant (i.e. the contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a contract will be owned by an individual.


DELAYED ANNUITY COMMENCEMENT DATES

On the contract date, the Annuity Date is automatically set to be the first day of the calendar month on or after the contract anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, if the contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the contract is not an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Owner's income.

The following discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the contract must satisfy certain requirements for distributions in the event of the death of the Owner of the contract. The contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.


QUALIFIED CONTRACTS

You may use the contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the contract's minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a qualified contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a contract must contain certain provisions:

  (1) the Owner of the contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the contract cannot be transferable;

  (2)   the Owner's interest in the contract cannot be forfeitable; and

  (3) annuity and payments following the death of an Owner must satisfy certain required minimum distributions. contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.


CONTRACT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a contract may also be treated as a distribution. In the case of a qualified contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the contract as an IRA and inclusion of the value of the entire contract in income.

Additionally, a transfer of non-qualified contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).

The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXES ON SURRENDER OF THE CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For non-qualified contracts, the cost basis is generally the amount or your payments, and the taxable portion of the proceeds is taxed as ordinary income.


For qualified contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service Form 8606 if any part of your Purchase Payment has been previously taxed.



TAXES ON PARTIAL WITHDRAWALS

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a non-qualified contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event of your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.


Partial withdrawals under the qualified contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a qualified contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.


Partial and complete withdrawals may be subject to a 10% penalty tax (see "10% Penalty Tax on Early Withdrawals"). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a persons owns. For example, if a person purchases a contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.

TAXES ON ANNUITY INCOME PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of Annuity Income payments under the contract generally is taxed on the portion of such income payments that exceed the cost basis in the contract. In the case of fixed income payments, like the annuity Income payments provided under the contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.


For qualified contracts, we report the cost basis as zero and each Annuity Payment is fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.



3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax is imposed on the lesser of

  1. the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

  2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


10% PENALTY TAX ON EARLY WITHDRAWALS OR DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

  (1)   distributions made to persons on or after age 591/2;

  (2)   distributions made after death of the Owner;

  (3)   distributions to a recipient who has become disabled;

  (4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

  (5) in the case of qualified contracts, distributions received from the rollover of the contracts into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10-percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 591/2.


OTHER TAX INFORMATION

In the case of a qualified contract, a 50% excise tax is imposed on the amount by which minimum required payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

EXCHANGES OF CONTRACTS

We may issue the contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract of a contract, the IRS might treat the two as one annuity contract in certain circumstances. See "Aggregation of Contracts" above.

In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a contract.


TRANSFER OF A CONTRACT TO OR FROM A REVOCABLE GRANTOR TRUST

A contract owned by a revocable grantor trust may be transferred to a grantor, and a contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011

P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE VARIABLE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Variable Account or to contract Owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the company may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

11. OTHER INFORMATION


METLIFE USA

MetLife Insurance Company USA (MetLife USA) is a stock life insurance company chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the company replaced MetLife Investors as the issuer of the contract.


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.



THE VARIABLE ACCOUNT

We have established a separate account, MetLife Investors USA Separate Account A (the Variable Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Variable Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Variable Account became a separate account of MetLife USA. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into subaccounts.

The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Variable Account to another account, and to modify the structure or operation of the Variable Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Contract Value.

We are obligated to pay all money we owe under the contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under the GWB that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

The investment adviser to certain of the investment options offered with variable annuity contracts issued through the Variable Account may be regulated as commodity pool operators. While it does not concede that the Variable Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor and we have entered into selling agreements with a selling firm for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by the selling firm. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of our variable annuity contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. A selling firm may also receive additional compensation (described below under "Additional Compensation"). These commissions and other incentives or payments are not charged directly to contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to a selling firm may be passed on to their sales representatives in accordance with a selling firm's internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


We and Distributor have entered into selling agreements with selling firms that have an affiliate that acts as investment adviser and/or subadviser to one or more Investment Options under the contract. These investment advisory firms include Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. and Fidelity Research & Analysis Company.


COMPENSATION PAID TO A SELLING FIRM. We and Distributor pay compensation to a selling firm in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for sales of this contract by a selling firm is 2.5% of the Purchase Payment, along with annual trail commissions up to 0.05% of Contract Value for so long as the contract remains in effect or as agreed in the selling agreement.

We may also pay commissions when a contract Owner elects to begin receiving regular Annuity Payments (see "Annuity Payments--The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION. We and Distributor may pay additional compensation to a selling firm, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to a selling firm based on cumulative periodic (usually quarterly) sales of the contracts. Introduction fees are payments to a selling firm in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in a selling firm's marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. See the Statement of Additional Information for more information.

The amounts of additional compensation discussed above may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide a selling firm and/or its sales representatives with an incentive to favor sales of the contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 770001, Cincinnati, OH 45277-0050. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.

Requests for service may be made:

  o  Through your registered representative

  o By telephone at (800) 634-9361, between the hours of 8:00AM and 8:00PM Eastern Time

  o  In writing to our Annuity Service Center.

A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); if we add additional Investment Options in the future, the names and allocations to and/or from the Investment Option affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to the Purchase Payment, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 15 days of receipt, we will consider these communications to be accurate and complete.


CYBERSECURITY

Our variable annuity business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the underlying funds and firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the underlying funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


OWNERSHIP

Owner. You, as the Owner of the contract, have all the interest and rights under the contract.

These rights include the right to:

  o  change the Beneficiary

  o  assign the contract (subject to limitation)

  o  change the payment option

  o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued. The Owner may not be changed (unless removed pursuant to court order).

JOINT OWNER. The contract can be owned by joint Owners, generally limited to two natural persons who must be spouses. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If joint Owners are named, unless you tell us otherwise, the surviving joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You cannot change the Annuitant after the contract has been issued (unless removed pursuant to court order). Any reference to Annuitant includes any joint Annuitant under an annuity option. The Owner(s) and the Annuitant(s) must be the same person except for qualified contracts, which can have only one Owner but may have joint Annuitants, or where the contract is owned by certain trusts, but there may be joint Annuitants.

ASSIGNMENT. A qualified contract may not be assigned. A non-qualified contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a contract owned by a revocable grantor trust may be transferred to the grantor or another revocable grantor trust where the grantor is the same individual; and (c) a contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor.


LEGAL PROCEEDINGS

In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Variable Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Company
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
 Total Return
 Historical Unit Values
 Reporting Agencies
Annuity Provisions
 Fixed Annuity
 Mortality and Expense Guarantee
 Legal or Regulatory Restrictions on Transactions
Tax Status of the Contracts
Financial Statements

APPENDIX A


ACCUMULATION UNIT VALUES


2.05% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                     NUMBER OF
                                   ACCUMULATION    ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                   BEGINNING OF       END OF       OUTSTANDING AT
                                      PERIOD          PERIOD       END OF PERIOD
                                 --------------- --------------- -----------------
FIDELITY
Fidelity VIP Funds Manager 50% Fund Investor Sub-Account
08/22/2012 to 12/31/2012........     11.124856       11.306894    22,149,822.4330
01/01/2013 to 12/31/2013........     11.306894       12.727803    87,080,669.0050
01/01/2014 to 12/31/2014........     12.727803       13.105051   148,388,716.9834
01/01/2015 to 12/31/2015........     13.105051       12.856961   180,720,520.1935
Fidelity VIP Funds Manager 60% Fund Investor Sub-Account
11/16/2009 to 12/31/2009........      8.890199        8.872894     2,048,394.0000
01/01/2010 to 12/31/2010........      8.872894        9.876860    59,032,173.5377
01/01/2011 to 12/31/2011........      9.876860        9.480974   137,842,011.2791
01/01/2012 to 12/31/2012........      9.480974       10.365262   178,181,696.5319
01/01/2013 to 12/31/2013........     10.365262       12.045468   172,564,523.3884
01/01/2014 to 12/31/2014........     12.045468       12.438851   166,302,049.8198
01/01/2015 to 12/31/2015........     12.438851       12.236507   156,679,357.4095


1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                     NUMBER OF
                                   ACCUMULATION    ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                   BEGINNING OF       END OF       OUTSTANDING AT
                                      PERIOD          PERIOD       END OF PERIOD
                                 --------------- --------------- -----------------
FIDELITY
Fidelity VIP Funds Manager 50% Fund Investor Sub-Account
08/22/2012 to 12/31/2012........     11.231566       11.421494    16,931,005.8007
01/01/2013 to 12/31/2013........     11.421494       12.876095    71,873,361.1546
01/01/2014 to 12/31/2014........     12.876095       13.277637   120,037,694.6375
01/01/2015 to 12/31/2015........     13.277637       13.045836   159,682,070.3686
Fidelity VIP Funds Manager 60% Fund Investor Sub-Account
11/16/2009 to 12/31/2009........      8.920124        8.904407     2,025,978.9900
01/01/2010 to 12/31/2010........      8.904407        9.926803    59,792,277.2399
01/01/2011 to 12/31/2011........      9.926803        9.543188   134,622,179.9628
01/01/2012 to 12/31/2012........      9.543188       10.449018   167,454,304.0728
01/01/2013 to 12/31/2013........     10.449018       12.161018   160,587,163.0855
01/01/2014 to 12/31/2014........     12.161018       12.577023   153,122,969.0660
01/01/2015 to 12/31/2015........     12.577023       12.391006   142,966,709.3182

APPENDIX B


DEATH BENEFIT EXAMPLES

The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Options. The examples below do not reflect the deduction of fees and expenses, surrender charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar.


Example 1
---------

Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal in the first Contract Year equal to your GWB Amount of $5,000 ($100,000 * 5% = $5,000). The Return of Purchase Payment death benefit gets reduced to $95,000. Later in that same Contract Year, you take an additional withdrawal of $4,500 when your Contract Value is $90,000. The Return of Purchase Payment death benefit is reduced to $90,250 ($95,000 - $95,000 * ($4,500 / $90,000)).


Example 2
---------

Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal of $6,000 when your Contract Value is $98,000. Your GWB Amount for the first Contract Year is $5,000 ($100,000 * 5% = $5,000), so $1,000 of your withdrawal is considered an excess withdrawal. The Return of Purchase Payment death benefit first reduces by the GWB Amount to $95,000 ($100,000 - $5,000). Then the Return of Purchase Payment death benefit is further reduced for the excess withdrawal to $93,978.49 ($95,000 - $95,000*($1,000 / $93,000)).


Example 3
---------

Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You elect to take the greater of your GWB amount or your MRD amount through the Systematic Withdrawal Program. During the first Contract Year, you take out your $5,000 GWB Amount and your Return of Purchase Payment death benefit goes to $95,000. In your second Contract Year, your MRD amount is $5,500, so you take that amount out of your contract. Since you are signed up to take your MRD through the Systematic Withdrawal Program, this withdrawal is not considered an excess withdrawal, and your Return of Purchase Payment death benefit is reduced by the amount of the withdrawal to $89,500.

APPENDIX C


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE EXAMPLES

The purpose of these examples is to illustrate the operation of the GWB feature. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Options. The examples do not reflect the deduction of fees and charges (other than applicable surrender charges) or income taxes and tax penalties. The GWB does not establish or guarantee a Contract Value or minimum return for any Investment Option. The GWB Value cannot be taken as a lump sum.


GWB VALUE AND GWB AMOUNT

Assume your contract has one Annuitant who is age 64 and you made a $25,000 Purchase Payment on the contract date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,000 = 4% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire first Contract Year. If your Contract Value is $30,000 at time of the first contract anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the second Contract Year would be increased to $1,200 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first contract anniversary, the GWB Value would be unchanged on the contract anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,000.


WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT

Assume your contract has one Annuitant who is age 64 and you made a $100,000 Purchase Payment on the contract date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 4% and the GWB Amount as $4,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no surrender charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $1,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($9,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the valuation period had you not taken the withdrawal. Your GWB Value will be reduced by 8.74%. The 8.74% reduction is determined by dividing the $9,000 excess withdrawal by $103,000 ($104,000 - $1,000 determined above) resulting in a new GWB Value of $91,260 ($100,000 GWB Value minus [100,000 multiplied by .0874]). Additionally, a $180 surrender charge is due on the $10,000 withdrawal (2% of the $9,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the valuation period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 excess withdrawal divided by $90,000) resulting in a new GWB Value of $86,185.94 ($91,260 GWB Value minus [91,260 multiplied by .0556]). A $100 surrender charge is due on the $5,000 withdrawal (2% of the $5,000 excess withdrawal).


REQUIRED MINIMUM DISTRIBUTIONS UNDER THE GWB

Assume your contract date is five years in the past and your contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next contract anniversary will occur in the following calendar year and that your GWB Value did not increase on your contract anniversary in the current calendar year.

Example 1
---------

To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on pages 22-23 of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your contract value would have been $103,000 at the end of the valuation period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [100,000 multiplied by .0031]).


Example 2
---------

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on pages 22-23 of this prospectus have been met.


Example 3
---------

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the Systematic Withdrawal Program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our Systematic Withdrawal Program. We have assumed that all of the conditions for receiving an MRD exception as shown on pages 22-23 of the prospectus have been met.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT


                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                   METLIFE GROWTH AND INCOME VARIABLE ANNUITY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2016, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT:
ANNUITY SERVICE CENTER, P.O. BOX 770001, CINCINNATI, OH 45277-0050, OR CALL
(800) 544-2442.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2016.


SAI-05-16USAMGGI

TABLE OF CONTENTS




                                                               PAGE
COMPANY....................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............     3
CUSTODIAN..................................................     3
DISTRIBUTION...............................................     3
UNDERWRITING COMMISSIONS...................................     4
CALCULATION OF PERFORMANCE INFORMATION.....................     5
   Total Return............................................     5
   Historical Unit Values..................................     6
   Reporting Agencies......................................     6
ANNUITY PROVISIONS.........................................     6
   Fixed Annuity...........................................     6
   Mortality And Expense Guarantee.........................     7
   Legal Or Regulatory Restrictions On Transactions........     7
TAX STATUS OF THE CONTRACTS................................     7
FINANCIAL STATEMENTS.......................................     8

COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc.

Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


UNDERWRITING COMMISSIONS



                     UNDERWRITING
                   COMMISSIONS PAID             AMOUNT OF
                  TO THE DISTRIBUTOR    UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY     RETAINED BY THE DISTRIBUTOR
---------------- -------------------- ----------------------------
   2015..........$568,720,128         $0
   2014..........$463,545,565         $0
   2013..........$456,083,088         $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,738.* The amount of commissions paid to selected selling firms during 2015 ranged from $40,985 to $66,118,647. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $40,985 to $74,057,901.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, and MetLife Insurance Company of Connecticut. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

AIG Advisory Group, Inc., Ameriprise Financial Services, Inc., BBVA Compass Investment Solutions, Inc., Capital Investments Group, Inc., Centaurus Financial, Inc., Ceterea Advisor Networks LLC, Cetera Financial Group, Cetera Financial Specialists LLC, Cetera Investment Services LLC, CFD Investment, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., Equity Services, Inc., Essex National Securities, Inc., First Allied Securities, Inc., Founders Financial Securities, LLC, FSC Securities Corporation, Girard Securities, Inc.,
H. D. Vest Investment Services, Inc., Invest Financial Corp., Investacorp, Inc., Investment Centers of America, Inc., Investment Professionals, Inc., J.P. Turner & Company, LLC, Janney Montgomery Scott, LLC, Key Investment Services LLC, Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., LPL Financial LLC, Merrill Lynch, Inc., Morgan Stanley Smith Barney, LLC, National Planning Corporation, National Planning Holdings, Navy Federal Brokerage Services, LLC, NEXT Financial Group, NFP Securities, Inc., Parkland Securities, LLC, PFS Investments Inc., Planning Corporation of America, ProEquities,

Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Wealth Management, Royal Alliance Associates, Inc., SagePoint Financial, Inc., Santander Securities, LLC., Securities America, Inc., Sigma Financial Corporation, Signator Financial Services, Inc., Signator Investors, Inc., SII Investments, Inc., Stifel, Nicolaus & Company, Incorporated, Summit Brokerage Services, Inc., TFS Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., UVEST Financial Services Group Inc., ValMark Securities, Inc., Voya Financial Advisors, Inc., Voya Financial Partners, LLC, VSR Financial Services, Inc., Wells Fargo Advisors Financial Network, LLC, Wells Fargo Advisors, LLC, Woodbury Financial Services, Inc.,


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.

Reduction Or Elimination Of The Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE INFORMATION


Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charge, and/or LWG rider charge. For purposes of calculating performance information, the LWG rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

     P (1 + T)n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or LWG rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

     Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

Mortality And Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


Legal Or Regulatory Restrictions On Transactions

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other Rules May Apply To Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the Account Value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.




FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2015, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                                                                 AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        48,208,209   $       146,512,028   $       300,649,454   $       113,155,397
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                     1
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           48,208,209           146,512,028           300,649,454           113,155,398
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   --                    42                    96                   132
   Due to MetLife Insurance
     Company USA..........................                   --                     1                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   --                    43                    96                   132
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,208,209   $       146,499,524   $       300,581,904   $       113,148,913
   Net assets from contracts in payout....                   --                12,461                67,454                 6,353
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                            AMERICAN FUNDS        AMERICAN FUNDS      BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       754,095,343  $       358,450,682  $          1,566,939  $        12,496,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          754,095,343          358,450,682             1,566,939           12,496,599
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   89                  103                    68                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   89                  103                    68                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       754,068,033  $       358,393,484  $          1,566,871  $        12,496,599
   Net assets from contracts in payout..               27,221               57,095                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================

                                             FEDERATED HIGH          FEDERATED          FIDELITY VIP          FIDELITY VIP
                                               INCOME BOND            KAUFMAN           ASSET MANAGER          CONTRAFUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $             25,033  $            47,964  $        76,132,131  $       581,923,333
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................                25,033               47,964           76,132,131          581,923,334
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     3                    6                    8                  103
   Due to MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     3                    6                    9                  103
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             25,030  $            47,958  $        76,132,122  $       581,922,752
   Net assets from contracts in payout..                    --                   --                   --                  479
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================

                                              FIDELITY VIP         FIDELITY VIP
                                              EQUITY-INCOME      FUNDSMANAGER 50%
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          4,959,137  $     4,406,702,676
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             4,959,137        4,406,702,676
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Insurance
     Company USA........................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    --                    1
                                          --------------------  -------------------

NET ASSETS..............................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,959,137  $     4,406,702,675
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                  FIDELITY VIP
                                             FIDELITY VIP          GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                           FUNDSMANAGER 60%       MONEY MARKET             GROWTH              INDEX 500
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,688,709,450  $        49,654,026  $       160,925,926  $        62,224,187
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        3,688,709,450           49,654,026          160,925,927           62,224,187
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   13                    8                    9
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    1                   13                    8                   10
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================


                                              FIDELITY VIP         FIDELITY VIP        FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS            INCOME VIP        MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       401,284,609  $         4,615,792  $        253,302,187  $       128,211,530
   Due from MetLife Insurance
     Company USA........................                    1                   --                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          401,284,610            4,615,792           253,302,190          128,211,530
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   23                   --                    74                   43
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   23                   --                    74                   43
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       401,272,662  $         4,615,792  $        253,278,031  $       128,203,216
   Net assets from contracts in payout..               11,925                   --                24,085                8,271
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================


                                            FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                          SMALL CAP VALUE VIP       FOREIGN VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       110,998,653  $        66,002,394
   Due from MetLife Insurance
     Company USA........................                   --                    3
                                          -------------------  -------------------
       Total Assets.....................          110,998,653           66,002,397
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   92
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   17                   92
                                          -------------------  -------------------

NET ASSETS..............................  $       110,998,636  $        66,002,305
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       110,998,314  $        65,993,831
   Net assets from contracts in payout..                  322                8,474
                                          -------------------  -------------------
       Total Net Assets.................  $       110,998,636  $        66,002,305
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                            FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        222,633,735  $            14,947  $            171,373  $        619,311,871
   Due from MetLife Insurance
     Company USA........................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           222,633,736               14,947               171,373           619,311,871
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                    1                     7                    30
   Due to MetLife Insurance
     Company USA........................                    --                   10                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    21                   11                     7                    31
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        222,619,444  $            14,936  $            171,366  $        619,292,019
   Net assets from contracts in payout..                14,271                   --                    --                19,821
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================

                                                                                                                  LMPVET
                                             INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                           GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             6,508  $        256,390,790  $            317,724  $       300,878,704
   Due from MetLife Insurance
     Company USA........................                    2                    --                    --                    2
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................                6,510           256,390,790               317,724          300,878,706
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    10                    24                  172
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    1                    10                    24                  172
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             6,509  $        256,382,750  $            317,700  $       300,867,804
   Net assets from contracts in payout..                   --                 8,030                    --               10,730
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       400,323,074   $        186,422,385
   Due from MetLife Insurance
     Company USA........................                   --                      1
                                          --------------------  --------------------
        Total Assets....................          400,323,074            186,422,386
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                     71
   Due to MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Liabilities...............                   67                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       400,323,007   $        186,422,315
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       400,322,222   $        186,415,890
   Net assets from contracts in payout..                  785                  6,425
                                          --------------------  --------------------
        Total Net Assets................  $       400,323,007   $        186,422,315
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $        3,887,928   $         7,518,434    $       101,596,012  $       10,193,791
   Due from MetLife Insurance
     Company USA..........................                   --                     1                      3                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Assets.......................            3,887,928             7,518,435            101,596,015          10,193,791
                                            --------------------  --------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   70                   114                     98                  30
   Due to MetLife Insurance
     Company USA..........................                   --                    --                     --                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Liabilities..................                   70                   114                     98                  30
                                            --------------------  --------------------  --------------------  ------------------

NET ASSETS................................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        3,879,773   $         7,518,321    $       101,592,751  $       10,193,761
   Net assets from contracts in payout....                8,085                    --                  3,166                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Net Assets...................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================

                                                 LMPVET QS            LMPVET QS           LMPVET QS          LMPVIT WESTERN
                                            LEGG MASON VARIABLE      LEGG MASON      LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH     MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,239,804  $       83,641,368  $         1,277,452   $        86,641,574
   Due from MetLife Insurance
     Company USA..........................                    1                  --                   --                    --
                                            -------------------  ------------------  -------------------  ---------------------
       Total Assets.......................           38,239,805          83,641,368            1,277,452            86,641,574
                                            -------------------  ------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   31                  53                   44                    90
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                     1
                                            -------------------  ------------------  -------------------  ---------------------
       Total Liabilities..................                   31                  53                   44                    91
                                            -------------------  ------------------  -------------------  ---------------------

NET ASSETS................................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,239,774  $       83,641,315  $         1,277,408   $        86,639,012
   Net assets from contracts in payout....                   --                  --                   --                 2,471
                                            -------------------  ------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================


                                                  MFS VIT              MFS VIT
                                              INVESTORS TRUST       NEW DISCOVERY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            8,882  $            39,291
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................               8,882               39,291
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   7                    3
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                   7                    3
                                            ------------------  -------------------

NET ASSETS................................  $            8,875  $            39,288
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            8,875  $            39,288
   Net assets from contracts in payout....                  --                   --
                                            ------------------  -------------------
       Total Net Assets...................  $            8,875  $            39,288
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                              MIST
                                                                                         ALLIANZ GLOBAL        MIST AMERICAN
                                                                    MIST AB GLOBAL      INVESTORS DYNAMIC     FUNDS BALANCED
                                              MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            26,213  $     3,205,372,049  $        60,867,188  $     3,117,922,691
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               26,213        3,205,372,050           60,867,188        3,117,922,691
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    2                  153                  126                  108
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    2                  153                  126                  108
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            26,211  $     3,205,242,779  $        60,867,062  $     3,117,607,108
   Net assets from contracts in payout....                   --              129,118                   --              315,475
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================


                                               MIST AMERICAN                             MIST AMERICAN           MIST AQR
                                               FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                                ALLOCATION          FUNDS GROWTH          ALLOCATION             BALANCED
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,740,439,326  $       640,713,195  $     1,567,578,966  $     2,431,541,762
   Due from MetLife Insurance
     Company USA..........................                    1                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        1,740,439,327          640,713,196        1,567,578,966        2,431,541,762
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  111                   98                  103                   83
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  111                   98                  103                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,739,985,940  $       640,675,538  $     1,566,643,334  $     2,431,168,043
   Net assets from contracts in payout....              453,276               37,560              935,529              373,636
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================


                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK
                                                 STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,128,182,640  $       210,920,562
   Due from MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Assets.......................        5,128,182,641          210,920,562
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  133                  160
   Due to MetLife Insurance
     Company USA..........................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                  133                  161
                                            -------------------  -------------------

NET ASSETS................................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,128,023,410  $       210,917,009
   Net assets from contracts in payout....              159,098                3,392
                                            -------------------  -------------------
       Total Net Assets...................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                             MIST                 MIST
                                               MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                            GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       288,549,759  $       513,586,309  $       139,196,441  $       595,542,947
   Due from MetLife Insurance
     Company USA..........................                    2                    2                    2                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          288,549,761          513,586,311          139,196,443          595,542,949
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  166                  202                  130                  131
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  166                  202                  130                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       288,524,994  $       513,499,690  $       139,141,096  $       595,373,816
   Net assets from contracts in payout....               24,601               86,419               55,217              169,002
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK       MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                 ALLOCATION           COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       777,069,853  $       699,284,779  $       244,282,026  $       291,888,137
   Due from MetLife Insurance
     Company USA..........................                   --                    1                    2                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          777,069,853          699,284,780          244,282,028          291,888,140
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  139                  143                  178                  215
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  139                  143                  178                  215
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       777,048,597  $       699,159,264  $       244,250,313  $       291,820,993
   Net assets from contracts in payout....               21,117              125,373               31,537               66,932
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================

                                                                    MIST JPMORGAN
                                               MIST JPMORGAN        GLOBAL ACTIVE
                                                 CORE BOND           ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      340,682,934  $     1,000,785,340
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         340,682,934        1,000,785,340
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 146                  140
   Due to MetLife Insurance
     Company USA..........................                   1                   --
                                            ------------------  -------------------
       Total Liabilities..................                 147                  140
                                            ------------------  -------------------

NET ASSETS................................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      340,677,939  $     1,000,775,398
   Net assets from contracts in payout....               4,848                9,802
                                            ------------------  -------------------
       Total Net Assets...................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                                   MIST
                                               MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT        MET/ARTISAN
                                              SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        23,134,114  $       161,399,326  $       199,682,222  $           121,180
   Due from MetLife Insurance
     Company USA..........................                    5                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           23,134,119          161,399,327          199,682,222              121,180
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  241                  116                  164                   21
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  241                  116                  165                   21
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        23,133,878  $       161,384,592  $       199,499,597  $           121,159
   Net assets from contracts in payout....                   --               14,619              182,460                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================

                                                   MIST           MIST MET/FRANKLIN
                                              MET/EATON VANCE       LOW DURATION       MIST MET/TEMPLETON      MIST METLIFE
                                               FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND  ASSET ALLOCATION 100
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        64,029,057  $       157,983,225  $        42,349,354  $       575,818,134
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           64,029,057          157,983,225           42,349,354          575,818,136
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  139                  130                   82                   88
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                  139                  131                   83                   88
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        64,028,918  $       157,983,094  $        42,349,271  $       575,772,497
   Net assets from contracts in payout....                   --                   --                   --               45,551
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX
                                                BALANCED PLUS        TARGETED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $     6,663,424,092  $        633,831,412
   Due from MetLife Insurance
     Company USA..........................                   --                     1
                                            -------------------  --------------------
       Total Assets.......................        6,663,424,092           633,831,413
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   90                    72
   Due to MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Liabilities..................                   90                    72
                                            -------------------  --------------------

NET ASSETS................................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     6,663,229,465  $        633,827,304
   Net assets from contracts in payout....              194,537                 4,037
                                            -------------------  --------------------
       Total Net Assets...................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                            MIST                 MIST
                                               MIST METLIFE       MIST MFS EMERGING     MFS RESEARCH        MORGAN STANLEY
                                              SMALL CAP VALUE      MARKETS EQUITY       INTERNATIONAL       MID CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      236,288,146  $       365,167,355  $       271,985,892  $      220,460,557
   Due from MetLife Insurance
     Company USA..........................                   1                    2                    3                   1
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         236,288,147          365,167,357          271,985,895         220,460,558
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 161                  159                  137                 146
   Due to MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 161                  159                  137                 146
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      236,129,812  $       365,115,077  $       271,866,935  $      220,423,514
   Net assets from contracts in payout....             158,174               52,121              118,823              36,898
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================

                                                                        MIST                MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL     PIMCO INFLATION           MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND     PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        65,266,607  $       21,123,900  $       634,902,941  $     1,561,823,708
   Due from MetLife Insurance
     Company USA..........................                    4                  71                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           65,266,611          21,123,971          634,902,941        1,561,823,708
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  123                 201                  182                  147
   Due to MetLife Insurance
     Company USA..........................                   --                  --                    2                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  123                 201                  184                  147
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        65,266,488  $       21,119,485  $       634,789,696  $     1,561,538,135
   Net assets from contracts in payout....                   --               4,285              113,061              285,426
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================


                                                   MIST             MIST PIONEER
                                               PIONEER FUND       STRATEGIC INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      285,738,475  $       884,892,188
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  -------------------
       Total Assets.......................         285,738,477          884,892,188
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 267                  192
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  -------------------
       Total Liabilities..................                 267                  194
                                            ------------------  -------------------

NET ASSETS................................  $      285,738,210  $       884,891,994
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      285,731,618  $       884,866,907
   Net assets from contracts in payout....               6,592               25,087
                                            ------------------  -------------------
       Total Net Assets...................  $      285,738,210  $       884,891,994
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                               MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      651,039,878  $       351,642,980  $       562,872,734  $    1,349,807,563
   Due from MetLife Insurance
     Company USA..........................                  --                    1                    1                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         651,039,878          351,642,981          562,872,735       1,349,807,563
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 184                  111                  133                 113
   Due to MetLife Insurance
     Company USA..........................                   1                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 185                  111                  133                 113
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      650,932,771  $       351,642,870  $       562,851,901  $    1,349,599,991
   Net assets from contracts in payout....             106,922                   --               20,701             207,459
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================

                                                 MIST SSGA       MIST T. ROWE PRICE  MIST T. ROWE PRICE        MIST TCW
                                                GROWTH ETF         LARGE CAP VALUE     MID CAP GROWTH      CORE FIXED INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       467,274,157  $      715,850,894  $       485,654,229  $            73,198
   Due from MetLife Insurance
     Company USA..........................                    1                  37                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          467,274,158         715,850,931          485,654,229               73,198
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  100                 193                   62                   29
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  100                 193                   62                   29
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       466,966,346  $      715,517,596  $       485,547,027  $            73,169
   Net assets from contracts in payout....              307,712             333,142              107,140                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================

                                                 MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  --------------------
ASSETS:
   Investments at fair value..............  $       15,617,152  $       233,411,595
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  --------------------
       Total Assets.......................          15,617,154          233,411,595
                                            ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                 171                   77
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  --------------------
       Total Liabilities..................                 171                   79
                                            ------------------  --------------------

NET ASSETS................................  $       15,616,983  $       233,411,516
                                            ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       15,616,983  $       233,406,598
   Net assets from contracts in payout....                  --                4,918
                                            ------------------  --------------------
       Total Net Assets...................  $       15,616,983  $       233,411,516
                                            ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                            AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $      245,107,792   $        69,045,516   $        14,301,378  $        4,149,069
   Due from MetLife Insurance
     Company USA..........................                   --                    --                     3                   1
                                            --------------------  -------------------  --------------------  ------------------
       Total Assets.......................          245,107,792            69,045,516            14,301,381           4,149,070
                                            --------------------  -------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  146                   172                   239                  62
   Due to MetLife Insurance
     Company USA..........................                    1                    --                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Liabilities..................                  147                   172                   239                  62
                                            --------------------  -------------------  --------------------  ------------------

NET ASSETS................................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      245,102,805   $        69,001,018   $        14,301,142  $        4,149,008
   Net assets from contracts in payout....                4,840                44,326                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Net Assets...................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================

                                               MSF BLACKROCK        MSF FRONTIER             MSF           MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH      JENNISON GROWTH      SMALL CAP CORE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       398,591,067  $       73,654,859  $       501,066,473  $        12,750,761
   Due from MetLife Insurance
     Company USA..........................                   87                   1                   --                    3
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          398,591,154          73,654,860          501,066,473           12,750,764
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  375                  61                  120                  120
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  375                  61                  120                  120
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       398,516,210  $       73,624,080  $       500,696,787  $        12,750,644
   Net assets from contracts in payout....               74,569              30,719              369,566                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================

                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                             SMALL CAP GROWTH       MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $          328,783  $       194,979,925
   Due from MetLife Insurance
     Company USA..........................                   1                    1
                                            ------------------  -------------------
       Total Assets.......................             328,784          194,979,926
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  77                   75
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  77                   75
                                            ------------------  -------------------

NET ASSETS................................  $          328,707  $       194,979,851
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $          328,707  $       194,834,141
   Net assets from contracts in payout....                  --              145,710
                                            ------------------  -------------------
       Total Net Assets...................  $          328,707  $       194,979,851
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL      MSF METLIFE          MSF METLIFE          MSF METLIFE
                                                   COMPANY        ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,108,977  $        65,568,724  $     4,248,132,743  $     6,667,289,123
   Due from MetLife Insurance
     Company USA..........................                     1                   --                    1                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,108,978           65,568,724        4,248,132,744        6,667,289,123
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   179                  112                   78                  113
   Due to MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   179                  112                   78                  113
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,108,799  $        65,568,612  $     4,246,399,984  $     6,664,750,190
   Net assets from contracts in payout....                    --                   --            1,732,682            2,538,820
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE            MSF MFS
                                             ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,814,030,429   $       121,483,399   $       553,516,031  $        42,319,381
   Due from MetLife Insurance
     Company USA..........................                    9                     1                     2                    1
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................        5,814,030,438           121,483,400           553,516,033           42,319,382
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   48                   112                    99                  188
   Due to MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   48                   112                    99                  188
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,813,124,841   $       121,483,288   $       553,396,163  $        42,319,194
   Net assets from contracts in payout....              905,549                    --               119,771                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================


                                                                       MSF MSCI
                                                MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       249,890,828  $        99,903,106
   Due from MetLife Insurance
     Company USA..........................                   --                    2
                                            -------------------  -------------------
       Total Assets.......................          249,890,828           99,903,108
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  257                  157
   Due to MetLife Insurance
     Company USA..........................                    2                   --
                                            -------------------  -------------------
       Total Liabilities..................                  259                  157
                                            -------------------  -------------------

NET ASSETS................................  $       249,890,569  $        99,902,951
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       249,842,389  $        99,902,951
   Net assets from contracts in payout....               48,180                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       249,890,569  $        99,902,951
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                               MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       131,950,040  $       129,529,628  $       233,448,961  $       11,814,633
   Due from MetLife Insurance
     Company USA..........................                    3                    2                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          131,950,043          129,529,630          233,448,961          11,814,635
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  174                  131                  144                  75
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  174                  131                  144                  75
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       131,925,562  $       129,529,499  $       233,400,686  $       11,814,560
   Net assets from contracts in payout....               24,307                   --               48,131                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================

                                                MSF VAN ECK        MSF WESTERN ASSET    MSF WESTERN ASSET         MSF WMC
                                              GLOBAL NATURAL     MANAGEMENT STRATEGIC      MANAGEMENT           CORE EQUITY
                                                 RESOURCES        BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES
                                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        74,871,957   $           195,364  $      268,298,831  $       527,700,954
   Due from MetLife Insurance
     Company USA..........................                    3                    --                  --                    1
                                            -------------------  --------------------  ------------------  -------------------
       Total Assets.......................           74,871,960               195,364         268,298,831          527,700,955
                                            -------------------  --------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   86                    54                 163                  200
   Due to MetLife Insurance
     Company USA..........................                   --                    --                   1                   --
                                            -------------------  --------------------  ------------------  -------------------
       Total Liabilities..................                   86                    54                 164                  200
                                            -------------------  --------------------  ------------------  -------------------

NET ASSETS................................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        74,871,874   $           195,310  $      268,287,125  $       527,398,463
   Net assets from contracts in payout....                   --                    --              11,542              302,292
                                            -------------------  --------------------  ------------------  -------------------
       Total Net Assets...................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================


                                                  NEUBERGER        OPPENHEIMER VA
                                               BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             7,225  $             7,486
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                7,225                7,486
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    3                    9
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    3                    9
                                            -------------------  -------------------

NET ASSETS................................  $             7,222  $             7,477
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             7,222  $             7,477
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             7,222  $             7,477
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              OPPENHEIMER VA                                                    PIMCO VIT
                                                MAIN STREET        OPPENHEIMER VA       OPPENHEIMER VA     COMMODITYREALRETURN
                                                 SMALL CAP           MAIN STREET             MONEY              STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       109,249,002  $           104,564  $             3,600  $          250,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    1                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          109,249,002              104,564                3,601             250,111
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                   --                    9                  26
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   12                   --                    9                  26
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       109,248,990  $           104,564  $             3,592  $          250,085
   Net assets from contracts in payout....                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================

                                                 PIMCO VIT
                                             EMERGING MARKETS         PIMCO VIT           PIONEER VCT          PIONEER VCT
                                                   BOND          UNCONSTRAINED BOND      MID CAP VALUE     REAL ESTATE SHARES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $           406,833  $           281,890  $       63,990,396  $           240,971
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   2                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................              406,833              281,890          63,990,398              240,972
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   37                   27                  70                   71
   Due to MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   37                   27                  70                   71
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           406,796  $           281,863  $       63,990,328  $           240,901
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================


                                                T. ROWE PRICE        T. ROWE PRICE
                                                GROWTH STOCK      INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         7,058,976  $           417,754
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Assets.......................            7,058,976              417,754
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   --                   --
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Liabilities..................                   --                   --
                                            -------------------  --------------------

NET ASSETS................................  $         7,058,976  $           417,754
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,058,976  $           417,754
   Net assets from contracts in payout....                   --                   --
                                            -------------------  --------------------
       Total Net Assets...................  $         7,058,976  $           417,754
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                    TAP 1919 VARIABLE                                VAN ECK VIP
                                               T. ROWE PRICE       SOCIALLY RESPONSIVE        UIF GLOBAL             LONG/SHORT
                                               PRIME RESERVE            BALANCED            INFRASTRUCTURE          EQUITY INDEX
                                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $            497,039   $            215,862   $            345,733   $            260,349
   Due from MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................               497,039                215,862                345,733                260,349
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    --                     30                     48                     30
   Due to MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    --                     30                     48                     30
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $            497,039   $            215,832   $            345,685   $            260,319
   Net assets from contracts in payout...                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AMERICAN FUNDS
                                                    ALGER          AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
                                              SMALL CAP GROWTH          BOND            GLOBAL GROWTH      CAPITALIZATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $        2,510,406  $        3,137,993  $               --
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             745,798           1,639,891           3,787,882           1,413,720
      Administrative charges...............                  --             373,441             792,963             265,924
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................             745,798           2,013,332           4,580,845           1,679,644
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....           (745,798)             497,074         (1,442,852)         (1,679,644)
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          14,153,024           2,882,514          30,711,548           9,473,256
      Realized gains (losses) on sale of
        investments........................             152,520             208,579           6,456,558           3,526,255
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......          14,305,544           3,091,093          37,168,106          12,999,511
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (15,807,878)         (5,130,676)        (18,663,205)        (11,981,529)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,502,334)         (2,039,583)          18,504,901           1,017,982
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,248,132)  $      (1,542,509)  $       17,062,049  $        (661,662)
                                             ==================  ==================  ==================  ==================


                                               AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL      DEUTSCHE I CROCI
                                                   GROWTH            GROWTH-INCOME       ALLOCATION V.I.        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,627,360  $         4,855,946  $            11,940  $           593,667
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,639,596            4,723,839                5,922              193,755
      Administrative charges...............            1,923,542              865,945                1,301                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,563,138            5,589,784                7,223              193,755
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (6,935,778)            (733,838)                4,717              399,912
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,941,379           55,558,993               83,600                   --
      Realized gains (losses) on sale of
        investments........................           30,306,129            9,232,824                (742)            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          196,247,508           64,791,817               82,858            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (146,627,691)         (63,748,822)            (117,457)            (737,267)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           49,619,817            1,042,995             (34,599)          (1,317,236)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        42,684,039  $           309,157  $          (29,882)  $         (917,324)
                                             ===================  ===================  ===================  ===================


                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,488  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                  694
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  370                  694
                                             -------------------  -------------------
          Net investment income (loss).....                1,118                (694)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                6,922
      Realized gains (losses) on sale of
        investments........................                 (32)                  489
                                             -------------------  -------------------
          Net realized gains (losses)......                 (32)                7,411
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,104)              (4,370)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (2,136)                3,041
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,018)  $             2,347
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,255,254  $         5,771,888  $            168,034  $        50,369,911
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,113,209            7,399,714                75,768           79,698,833
      Administrative charges...............                    --              934,396                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,113,209            8,334,110                75,768           79,698,833
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               142,045          (2,562,222)                92,266         (29,328,922)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,739,032           55,619,845               507,907          123,905,398
      Realized gains (losses) on sale of
        investments........................               616,813           21,394,268              (15,310)            1,073,388
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,355,845           77,014,113               492,597          124,978,786
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,290,851)         (78,548,435)             (872,283)        (184,114,448)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (935,006)          (1,534,322)             (379,686)         (59,135,662)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (792,961)  $       (4,096,544)  $          (287,420)  $      (88,464,584)
                                             ====================  ===================  ====================  ===================

                                                                     FIDELITY VIP
                                                 FIDELITY VIP         GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                               FUNDSMANAGER 60%      MONEY MARKET             GROWTH              INDEX 500
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        41,102,669  $            11,340  $           419,310  $          1,276,466
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           77,402,507            1,254,039            2,242,872               892,773
      Administrative charges...............                   --                   --                   --                    --
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,402,507            1,254,039            2,242,872               892,773
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....         (36,299,838)          (1,242,699)          (1,823,562)               383,693
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          278,124,271                   --            5,197,857                44,305
      Realized gains (losses) on sale of
        investments........................           43,140,244                   --            7,631,090             3,392,317
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....          321,264,515                   --           12,828,947             3,436,622
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (341,468,121)                   --          (1,625,997)           (3,771,822)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (20,203,606)                   --           11,202,950             (335,200)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (56,503,444)  $       (1,242,699)  $         9,379,388  $             48,493
                                             ===================  ===================  ===================  ====================


                                                 FIDELITY VIP         FIDELITY VIP
                                                    MID CAP             OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,071,540  $             64,949
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,861,384                61,982
      Administrative charges...............            1,090,703                    --
                                             -------------------  --------------------
        Total expenses.....................            5,952,087                61,982
                                             -------------------  --------------------
           Net investment income (loss)....          (4,880,547)                 2,967
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           53,301,398                 4,793
      Realized gains (losses) on sale of
        investments........................            4,768,478                57,721
                                             -------------------  --------------------
           Net realized gains (losses).....           58,069,876                62,514
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (64,627,750)                67,570
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,557,874)               130,084
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (11,438,421)  $            133,051
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,929,918  $          4,311,745  $           763,990   $         2,377,228
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,105,662             1,624,632            1,312,378             1,141,113
      Administrative charges...............              699,348               358,922              301,626               184,158
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,805,010             1,983,554            1,614,004             1,325,271
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,124,908             2,328,191            (850,014)             1,051,957
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,513,467           17,570,672             2,428,055
      Realized gains (losses) on sale of
        investments........................              215,818             3,951,797            1,424,572             (110,969)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              215,818            13,465,264           18,995,244             2,317,086
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (32,921,031)          (24,403,194)         (28,752,630)           (9,120,445)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (32,705,213)          (10,937,930)          (9,757,386)           (6,803,359)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,580,305)  $        (8,609,739)  $      (10,607,400)   $       (5,751,402)
                                             ===================  ====================  ====================  ===================

                                              FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,045,265  $                 --  $              2,143  $        15,163,152
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,613,022                   211                 2,871            7,375,435
      Administrative charges...............              601,807                    --                    --            1,649,793
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,214,829                   211                 2,871            9,025,228
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           15,830,436                 (211)                 (728)            6,137,924
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,236,973                    81                19,594           58,583,434
      Realized gains (losses) on sale of
        investments........................          (2,409,168)                    70                18,258           10,656,361
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....          (1,172,195)                   151                37,852           69,239,795
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (28,472,303)                   555              (50,167)        (101,201,542)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (29,644,498)                   706              (12,315)         (31,961,747)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,814,062)  $                495  $           (13,043)  $      (25,823,823)
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                201  $         3,496,433
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    94            3,016,315
      Administrative charges...............                    --              683,773
                                             --------------------  --------------------
        Total expenses.....................                    94            3,700,088
                                             --------------------  --------------------
           Net investment income (loss)....                   107            (203,655)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 1,042                   --
      Realized gains (losses) on sale of
        investments........................                    39            3,594,236
                                             --------------------  --------------------
           Net realized gains (losses).....                 1,081            3,594,236
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (1,491)         (13,655,170)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (410)         (10,060,934)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (303)  $      (10,264,589)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               678   $        1,116,655   $         4,897,387    $         3,242,000
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,979            3,678,704             4,744,181              2,230,600
      Administrative charges...............                  469              793,394             1,042,471                490,904
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                2,448            4,472,098             5,786,652              2,721,504
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (1,770)          (3,355,443)             (889,265)                520,496
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               32,559           32,071,895            10,825,484                     --
      Realized gains (losses) on sale of
        investments........................                (706)            8,940,330            10,309,013              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               31,853           41,012,225            21,134,497              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (59,235)         (47,157,658)          (19,592,266)           (15,985,006)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (27,382)          (6,145,433)             1,542,231           (12,288,692)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (29,152)   $      (9,500,876)   $           652,966    $      (11,768,196)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           18,547   $           116,649    $                --  $           80,654
                                             --------------------  --------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,366               124,777              1,262,573              59,407
      Administrative charges...............               10,814                20,684                273,716              13,494
                                             --------------------  --------------------  --------------------  ------------------
        Total expenses.....................               76,180               145,461              1,536,289              72,901
                                             --------------------  --------------------  --------------------  ------------------
          Net investment income (loss).....             (57,633)              (28,812)            (1,536,289)               7,753
                                             --------------------  --------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              480,445               320,274              2,453,597              80,805
      Realized gains (losses) on sale of
        investments........................              287,018               238,545              2,292,061               (477)
                                             --------------------  --------------------  --------------------  ------------------
          Net realized gains (losses)......              767,463               558,819              4,745,658              80,328
                                             --------------------  --------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (376,334)             (911,526)            (9,601,052)           (765,231)
                                             --------------------  --------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              391,129             (352,707)            (4,855,394)           (684,903)
                                             --------------------  --------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          333,496   $         (381,519)    $       (6,391,683)  $        (677,150)
                                             ====================  ====================  ====================  ==================

                                                   LMPVET QS             LMPVET QS
                                              LEGG MASON VARIABLE       LEGG MASON
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           799,787   $         1,201,613
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              454,869             1,008,388
      Administrative charges...............              102,667               225,617
                                             --------------------  -------------------
        Total expenses.....................              557,536             1,234,005
                                             --------------------  -------------------
          Net investment income (loss).....              242,251              (32,392)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,698,286
      Realized gains (losses) on sale of
        investments........................              942,532             2,162,345
                                             --------------------  -------------------
          Net realized gains (losses)......              942,532            11,860,631
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,209,185)          (14,921,753)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,266,653)           (3,061,122)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,024,402)   $       (3,093,514)
                                             ====================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   LMPVET QS          LMPVIT WESTERN
                                              LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL         MFS VIT             MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST      NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            24,489    $         5,747,613   $                85  $                --
                                             --------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               23,007              1,121,080                   129                  583
      Administrative charges...............                4,153                241,211                    --                   --
                                             --------------------  ---------------------  -------------------  -------------------
        Total expenses.....................               27,160              1,362,291                   129                  583
                                             --------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              (2,671)              4,385,322                  (44)                (583)
                                             --------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                     --                 1,003                1,295
      Realized gains (losses) on sale of
        investments........................              148,483            (1,035,530)                   255                   45
                                             --------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......              148,483            (1,035,530)                 1,258                1,340
                                             --------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (187,401)           (10,052,056)               (1,317)              (2,076)
                                             --------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (38,918)           (11,087,586)                  (59)                (736)
                                             --------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (41,589)    $       (6,702,264)   $             (103)  $           (1,319)
                                             ====================  =====================  ===================  ===================

                                                                                               MIST
                                                                          MIST            ALLIANZ GLOBAL        MIST AMERICAN
                                                                        AB GLOBAL        INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               196  $       109,991,402  $           617,961  $        46,351,883
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  371           39,065,022              419,329           42,553,494
      Administrative charges...............                   --            8,368,982               95,606            8,280,689
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  371           47,434,004              514,935           50,834,183
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (175)           62,557,398              103,026          (4,482,300)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,018          117,213,060               72,025          174,429,455
      Realized gains (losses) on sale of
        investments........................                  228           28,380,463                8,844           40,590,334
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                2,246          145,593,523               80,869          215,019,789
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,225)        (234,232,346)          (2,070,984)        (279,267,105)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   21         (88,638,823)          (1,990,115)         (64,247,316)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (154)  $      (26,081,425)  $       (1,887,089)  $      (68,729,616)
                                             ===================  ===================  ===================  ===================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,017,870  $         5,660,851
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           23,991,111            8,246,497
      Administrative charges...............            4,572,120            1,624,879
                                             -------------------  -------------------
        Total expenses.....................           28,563,231            9,871,376
                                             -------------------  -------------------
          Net investment income (loss).....          (4,545,361)          (4,210,525)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          117,826,799           57,986,806
      Realized gains (losses) on sale of
        investments........................           20,824,724           19,914,545
                                             -------------------  -------------------
          Net realized gains (losses)......          138,651,523           77,901,351
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (173,607,348)         (42,270,399)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,955,825)           35,630,952
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (39,501,186)  $        31,420,427
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,846,741  $       155,200,003  $        83,597,766  $        19,191,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           21,409,265           32,777,194           62,982,399            3,108,903
      Administrative charges...............            4,180,309            7,045,414           13,492,278              594,749
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           25,589,574           39,822,608           76,474,677            3,703,652
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (742,833)          115,377,395            7,123,089           15,488,328
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,124,901          277,989,819          217,256,984            2,193,919
      Realized gains (losses) on sale of
        investments........................           18,598,699         (26,899,972)           26,208,126          (3,049,444)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           91,723,600          251,089,847          243,465,110            (855,525)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (125,905,095)        (667,747,163)        (328,370,852)         (27,072,455)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,181,495)        (416,657,316)         (84,905,742)         (27,927,980)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (34,924,328)  $     (301,279,921)  $      (77,782,653)  $      (12,439,652)
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                  MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        11,948,135  $         1,324,559  $         1,027,665  $        19,762,902
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,979,771            7,833,608            2,163,648            8,722,427
      Administrative charges...............              783,600            1,458,111              401,105            1,639,690
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,763,371            9,291,719            2,564,753           10,362,117
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            7,184,764          (7,967,160)          (1,537,088)            9,400,785
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           40,029,047           61,099,636
      Realized gains (losses) on sale of
        investments........................            2,505,984           32,724,227            1,857,136            4,780,738
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,505,984           32,724,227           41,886,183           65,880,374
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,548,113)         (55,137,738)         (57,110,020)        (112,473,465)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,042,129)         (22,413,511)         (15,223,837)         (46,593,091)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (8,857,365)  $      (30,380,671)  $      (16,760,925)  $      (37,192,306)
                                             ===================  ===================  ===================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK       MIST INVESCO
                                                  ALLOCATION           COMSTOCK
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,435,982  $        22,193,438
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,382,471            9,152,951
      Administrative charges...............            2,073,707            1,926,274
                                             -------------------  -------------------
        Total expenses.....................           11,456,178           11,079,225
                                             -------------------  -------------------
          Net investment income (loss).....           11,979,804           11,114,213
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           60,128,682           25,784,286
      Realized gains (losses) on sale of
        investments........................          (3,131,541)           15,790,207
                                             -------------------  -------------------
          Net realized gains (losses)......           56,997,141           41,574,493
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (115,525,978)        (109,029,930)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (58,528,837)         (67,455,437)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (46,549,033)  $      (56,341,224)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO         MIST JPMORGAN       GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH         CORE BOND          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,163,991  $            31,913  $         8,326,370  $        25,728,309
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,253,555            4,073,324            4,631,018           10,861,694
      Administrative charges...............              646,026              777,618              893,818            2,369,312
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,899,581            4,850,942            5,524,836           13,231,006
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,735,590)          (4,819,029)            2,801,534           12,497,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,278,228           77,839,574                   --           44,595,735
      Realized gains (losses) on sale of
        investments........................            3,058,745            5,355,516            (395,625)            1,100,709
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           15,336,973           83,195,090            (395,625)           45,696,444
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (40,654,275)         (87,413,658)          (6,145,255)         (65,128,206)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,317,302)          (4,218,568)          (6,540,880)         (19,431,762)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (28,052,892)  $       (9,037,597)  $       (3,739,346)  $       (6,934,459)
                                             ===================  ===================  ===================  ===================

                                                                                                                  MIST
                                                MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT        MET/ARTISAN
                                               SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          349,037  $        2,744,767  $        12,709,761  $               388
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             383,684           2,255,640            3,150,432                  614
      Administrative charges...............              64,256             432,208              550,977                  143
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................             447,940           2,687,848            3,701,409                  757
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            (98,903)              56,919            9,008,352                (369)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           2,250,353                  --            9,390,861                   --
      Realized gains (losses) on sale of
        investments........................             706,478           5,682,307            (500,289)                (764)
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           2,956,831           5,682,307            8,890,572                (764)
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,123,070)         (5,830,670)         (25,591,546)              (3,854)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (2,166,239)           (148,363)         (16,700,974)              (4,618)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,265,142)  $         (91,444)  $       (7,692,622)  $           (4,987)
                                             ==================  ==================  ===================  ===================

                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,573,996  $         5,144,609
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              960,300            2,154,352
      Administrative charges...............              176,667              412,579
                                             -------------------  -------------------
        Total expenses.....................            1,136,967            2,566,931
                                             -------------------  -------------------
          Net investment income (loss).....            1,437,029            2,577,678
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (376,676)            (701,699)
                                             -------------------  -------------------
          Net realized gains (losses)......            (376,676)            (701,699)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,605,647)          (5,428,085)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,982,323)          (6,129,784)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,545,294)  $       (3,552,106)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                                 MIST METLIFE
                                              MIST MET/TEMPLETON      MIST METLIFE          MIST METLIFE          MULTI-INDEX
                                              INTERNATIONAL BOND  ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,729,014  $         8,029,047   $       149,625,167  $         6,384,390
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              576,000            8,485,630            82,547,277            6,090,252
      Administrative charges...............              114,068            1,559,676            17,790,302            1,328,353
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              690,068           10,045,306           100,337,579            7,418,605
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            3,038,946          (2,016,259)            49,287,588          (1,034,215)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               82,867           46,770,295           421,167,137           14,145,806
      Realized gains (losses) on sale of
        investments........................            (543,791)           14,336,507            25,348,629              152,072
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            (460,924)           61,106,802           446,515,766           14,297,878
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,136,661)         (79,692,789)         (884,673,039)         (32,052,767)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (5,597,585)         (18,585,987)         (438,157,273)         (17,754,889)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,558,639)  $      (20,602,246)   $     (388,869,685)  $      (18,789,104)
                                             ===================  ====================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST METLIFE       MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY
                                               SMALL CAP VALUE      MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           268,660  $         7,354,514  $         7,863,296  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,651,603            5,257,836            3,879,012           2,749,745
      Administrative charges...............              656,354            1,026,514              699,300             577,360
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            4,307,957            6,284,350            4,578,312           3,327,105
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (4,039,297)            1,070,164            3,284,984         (3,327,105)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           98,026,676                   --                   --                  --
      Realized gains (losses) on sale of
        investments........................            4,504,693          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......          102,531,369          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (116,797,548)         (63,266,929)         (12,677,983)        (15,910,469)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (14,266,179)         (64,815,118)         (11,783,930)        (11,340,059)
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (18,305,476)  $      (63,744,954)  $       (8,498,946)  $     (14,667,164)
                                             ===================  ===================  ===================  ==================

                                                                         MIST
                                              MIST OPPENHEIMER      PANAGORA GLOBAL
                                                GLOBAL EQUITY      DIVERSIFIED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          672,378  $            92,650
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             799,233              183,353
      Administrative charges...............             178,918               42,283
                                             ------------------  -------------------
        Total expenses.....................             978,151              225,636
                                             ------------------  -------------------
          Net investment income (loss).....           (305,773)            (132,986)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           1,577,758              120,283
      Realized gains (losses) on sale of
        investments........................           1,934,698             (60,777)
                                             ------------------  -------------------
          Net realized gains (losses)......           3,512,456               59,506
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,038,937)          (1,391,238)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,473,519          (1,331,732)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,167,746  $       (1,464,718)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                     MIST
                                                PIMCO INFLATION          MIST                 MIST            MIST PIONEER
                                                PROTECTED BOND    PIMCO TOTAL RETURN      PIONEER FUND      STRATEGIC INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        34,477,545  $       89,180,453  $         3,683,718  $       48,256,021
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,268,499          22,299,183            3,379,869          10,604,182
      Administrative charges...............            1,743,178           4,128,269              745,294           2,342,536
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................           11,011,677          26,427,452            4,125,163          12,946,718
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....           23,465,868          62,753,001            (441,445)          35,309,303
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          20,421,403           28,068,584           9,469,560
      Realized gains (losses) on sale of
        investments........................         (12,024,645)         (7,687,028)              990,014         (1,028,615)
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......         (12,024,645)          12,734,375           29,058,598           8,440,945
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (43,226,004)        (99,708,652)         (32,626,475)        (68,623,094)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (55,250,649)        (86,974,277)          (3,567,877)        (60,182,149)
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (31,784,781)  $     (24,221,276)  $       (4,009,322)  $     (24,872,846)
                                             ===================  ==================  ===================  ==================


                                                MIST PYRAMIS          MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                              GOVERNMENT INCOME       MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,349,767  $         1,682,748  $        5,491,098  $        33,459,065
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,750,182            3,049,565           6,353,967           18,323,030
      Administrative charges...............            1,686,796              640,912           1,367,891            3,639,470
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,436,978            3,690,477           7,721,858           21,962,500
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,912,789          (2,007,729)         (2,230,760)           11,496,565
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,471,107          16,473,295           81,570,892
      Realized gains (losses) on sale of
        investments........................            (146,659)              102,485             692,537           14,559,833
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            (146,659)            8,573,592          17,165,832           96,130,725
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,685,773)         (18,736,202)        (29,873,677)        (155,135,668)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (11,832,432)         (10,162,610)        (12,707,845)         (59,004,943)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,919,643)  $      (12,170,339)  $     (14,938,605)  $      (47,508,378)
                                             ===================  ===================  ==================  ===================


                                                  MIST SSGA       MIST T. ROWE PRICE
                                                 GROWTH ETF         LARGE CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        9,908,111  $        12,241,490
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,398,101           10,220,215
      Administrative charges...............           1,240,101            1,493,521
                                             ------------------  -------------------
        Total expenses.....................           7,638,202           11,713,736
                                             ------------------  -------------------
          Net investment income (loss).....           2,269,909              527,754
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          27,061,284            1,641,229
      Realized gains (losses) on sale of
        investments........................           6,497,021           27,914,339
                                             ------------------  -------------------
          Net realized gains (losses)......          33,558,305           29,555,568
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (54,174,177)         (69,547,913)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (20,615,872)         (39,992,345)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (18,345,963)  $      (39,464,591)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                             MIST T. ROWE PRICE        MIST TCW             MIST WMC       MSF BAILLIE GIFFORD
                                               MID CAP GROWTH      CORE FIXED INCOME   LARGE CAP RESEARCH  INTERNATIONAL STOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $               --  $           130,268  $         3,680,116
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,938,998                 187              241,576            3,309,193
      Administrative charges...............            1,300,929                  41               41,422              642,782
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            8,239,927                 228              282,998            3,951,975
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (8,239,927)               (228)            (152,730)            (271,859)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           85,161,520                  --            1,190,754                   --
      Realized gains (losses) on sale of
        investments........................           23,256,134                 (4)              998,942            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          108,417,654                 (4)            2,189,696            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (73,202,424)               (184)          (1,564,663)         (10,663,827)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           35,215,230               (188)              625,033          (7,154,888)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        26,975,303  $            (416)  $           472,303  $       (7,426,747)
                                             ===================  ==================  ===================  ===================

                                                 MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                             AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        6,210,539   $         2,343,427   $                --  $            78,851
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,874,606               902,610               205,445               56,978
      Administrative charges...............              561,921               151,389                31,725                  536
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,436,527             1,053,999               237,170               57,514
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            2,774,012             1,289,428             (237,170)               21,337
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               717,939             2,532,251              355,605
      Realized gains (losses) on sale of
        investments........................            (126,236)               115,998               847,942             (61,229)
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            (126,236)               833,937             3,380,193              294,376
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,456,221)           (2,926,902)           (2,490,455)            (639,612)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,582,457)           (2,092,965)               889,738            (345,236)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (3,808,445)   $         (803,537)   $           652,568  $         (323,899)
                                             ====================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                21  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,074,098            1,141,807
      Administrative charges...............              953,030              209,889
                                             -------------------  -------------------
        Total expenses.....................            6,027,128            1,351,696
                                             -------------------  -------------------
          Net investment income (loss).....          (6,027,107)          (1,351,696)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           11,666,337
      Realized gains (losses) on sale of
        investments........................                   --            2,527,225
                                             -------------------  -------------------
          Net realized gains (losses)......                   --           14,193,562
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --         (11,177,142)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --            3,016,420
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,027,107)  $         1,664,724
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                     MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            84,147  $                --  $                 --  $         2,114,594
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,055,862              200,989                 2,854            3,054,257
      Administrative charges...............            1,283,893               33,701                   730              526,635
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,339,755              234,690                 3,584            3,580,892
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (8,255,608)            (234,690)               (3,584)          (1,466,298)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           79,333,950            1,783,360                47,288           28,764,566
      Realized gains (losses) on sale of
        investments........................           21,128,195              211,580                   284            4,074,468
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......          100,462,145            1,994,940                47,572           32,839,034
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (47,555,352)          (2,197,811)              (43,867)         (55,970,793)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           52,906,793            (202,871)                 3,705         (23,131,759)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,651,185  $         (437,561)  $                121  $      (24,598,057)
                                             ===================  ===================  ====================  ===================

                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL       MSF METLIFE           MSF METLIFE          MSF METLIFE
                                                   COMPANY         ASSET ALLOCATION 20   ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,024,343  $         1,053,756   $         12,825,092  $        38,563,854
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              821,749              723,837             61,653,110           95,454,330
      Administrative charges...............              153,612              136,348             11,648,817           18,018,386
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              975,361              860,185             73,301,927          113,472,716
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               48,982              193,571           (60,476,835)         (74,908,862)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,928,834            1,582,820            257,601,137          463,822,792
      Realized gains (losses) on sale of
        investments........................            (194,522)            (192,837)             13,336,674           17,765,281
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......            9,734,312            1,389,983            270,937,811          481,588,073
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,397,341)          (2,880,050)          (322,220,355)        (594,962,543)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,336,971          (1,490,067)           (51,282,544)        (113,374,470)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,385,953  $       (1,296,496)   $      (111,759,379)  $     (188,283,332)
                                             ===================  ====================  ====================  ===================


                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        20,822,635   $         1,242,553
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           85,478,932             1,678,062
      Administrative charges...............           15,703,419               233,543
                                             --------------------  --------------------
        Total expenses.....................          101,182,351             1,911,605
                                             --------------------  --------------------
          Net investment income (loss).....         (80,359,716)             (669,052)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          284,020,737             8,255,576
      Realized gains (losses) on sale of
        investments........................           25,999,128             2,857,463
                                             --------------------  --------------------
          Net realized gains (losses)......          310,019,865            11,113,039
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (421,371,788)          (15,667,437)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (111,351,923)           (4,554,398)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (191,711,639)   $       (5,223,450)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 MSF METLIFE            MSF MFS                                  MSF MSCI
                                                 STOCK INDEX         TOTAL RETURN         MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,369,445  $         1,114,324  $        6,212,020  $         3,317,058
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,406,101              608,367           3,337,574            1,358,849
      Administrative charges...............            1,310,945               86,242             601,031              217,496
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,717,046              694,609           3,938,605            1,576,345
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (347,601)              419,715           2,273,415            1,740,713
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,747,034                   --          38,386,180                   --
      Realized gains (losses) on sale of
        investments........................           28,564,805            1,095,835           4,789,067              673,901
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           54,311,839            1,095,835          43,175,247              673,901
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (57,710,605)          (2,338,023)        (49,745,547)          (5,975,929)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,398,766)          (1,242,188)         (6,570,300)          (5,302,028)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,746,367)  $         (822,473)  $      (4,296,885)  $       (3,561,315)
                                             ===================  ===================  ==================  ===================


                                                MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                               BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           254,211  $        1,438,652  $             5,837  $             9,060
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,936,488           1,888,721            2,507,881              156,960
      Administrative charges...............              322,976             322,501              455,555               12,495
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            2,259,464           2,211,222            2,963,436              169,455
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (2,005,253)           (772,570)          (2,957,599)            (160,395)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           8,586,598           31,371,121            1,011,937
      Realized gains (losses) on sale of
        investments........................            5,492,282           6,117,207            2,899,531              523,625
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            5,492,282          14,703,805           34,270,652            1,535,562
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,849,556)        (21,801,085)         (16,807,403)          (1,319,353)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              642,726         (7,097,280)           17,463,249              216,209
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,362,527)  $      (7,869,850)  $        14,505,650  $            55,814
                                             ===================  ==================  ===================  ===================

                                                  MSF VAN ECK       MSF WESTERN ASSET
                                                GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                                   RESOURCES       BOND OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           185,394   $             2,731
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,133,779                   875
      Administrative charges...............              221,292                   190
                                             -------------------  --------------------
        Total expenses.....................            1,355,071                 1,065
                                             -------------------  --------------------
          Net investment income (loss).....          (1,169,677)                 1,666
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (1,908,883)                  (74)
                                             -------------------  --------------------
          Net realized gains (losses)......          (1,908,883)                  (74)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (29,752,057)               (7,019)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (31,660,940)               (7,093)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (32,830,617)   $           (5,427)
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                              MSF WESTERN ASSET        MSF WMC
                                                 MANAGEMENT          CORE EQUITY           NEUBERGER        OPPENHEIMER VA
                                               U.S. GOVERNMENT      OPPORTUNITIES       BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        5,537,578  $         9,308,448  $                4  $              327
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,218,625            7,636,121                  79                 111
      Administrative charges...............             679,865            1,384,440                  --                  --
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................           3,898,490            9,020,561                  79                 111
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           1,639,088              287,887                (75)                 216
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          195,657,540                 675                  --
      Realized gains (losses) on sale of
        investments........................            (87,820)           14,697,883                 688               (275)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......            (87,820)          210,355,423               1,363               (275)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (4,546,618)        (207,207,827)             (1,296)                  29
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (4,634,438)            3,147,596                  67               (246)
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,995,350)  $         3,435,483  $              (8)  $             (30)
                                             ==================  ===================  ==================  ==================

                                               OPPENHEIMER VA                                                   PIMCO VIT
                                                 MAIN STREET       OPPENHEIMER VA      OPPENHEIMER VA      COMMODITYREALRETURN
                                                  SMALL CAP          MAIN STREET            MONEY               STRATEGY
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          763,390  $              980  $                --   $            3,176
                                             ------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,322,969               1,484                   50                1,575
      Administrative charges...............             298,072                  --                   --                  367
                                             ------------------  ------------------  -------------------  --------------------
        Total expenses.....................           1,621,041               1,484                   50                1,942
                                             ------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....           (857,651)               (504)                 (50)                1,234
                                             ------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          17,673,043              16,001                   --                   --
      Realized gains (losses) on sale of
        investments........................           3,553,125               2,608                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......          21,226,168              18,609                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,993,857)            (16,156)                   --             (56,415)
                                             ------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (7,767,689)               2,453                   --             (61,109)
                                             ------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (8,625,340)  $            1,949  $              (50)   $         (59,875)
                                             ==================  ==================  ===================  ====================

                                                  PIMCO VIT
                                              EMERGING MARKETS        PIMCO VIT
                                                    BOND         UNCONSTRAINED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           11,730  $            7,984
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               2,498               1,859
      Administrative charges...............                 577                 437
                                             ------------------  ------------------
        Total expenses.....................               3,075               2,296
                                             ------------------  ------------------
          Net investment income (loss).....               8,655               5,688
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,048                  72
      Realized gains (losses) on sale of
        investments........................               (685)               (327)
                                             ------------------  ------------------
          Net realized gains (losses)......               1,363               (255)
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (28,200)            (13,479)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (26,837)            (13,734)
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (18,182)  $          (8,046)
                                             ==================  ==================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   PIONEER VCT           PIONEER VCT          T. ROWE PRICE       T. ROWE PRICE
                                                  MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK     INTERNATIONAL STOCK
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            388,603  $              5,044  $                --  $             4,587
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               795,397                 3,343               66,257                5,113
      Administrative charges................               175,634                   605                   --                   --
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................               971,031                 3,948               66,257                5,113
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             (582,428)                 1,096             (66,257)                (526)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,063,354                27,731              477,107                1,079
      Realized gains (losses) on sale of
        investments.........................               969,431                10,567              718,530               32,056
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......             9,032,785                38,298            1,195,637               33,135
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (13,899,812)              (31,282)            (416,328)             (36,641)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (4,867,027)                 7,016              779,309              (3,506)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (5,449,455)  $              8,112  $           713,052  $           (4,032)
                                              ====================  ====================  ===================  ===================

                                                                      TAP 1919 VARIABLE                             VAN ECK VIP
                                                  T. ROWE PRICE      SOCIALLY RESPONSIVE      UIF GLOBAL            LONG/SHORT
                                                  PRIME RESERVE           BALANCED          INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 54  $             2,846   $             2,527  $                101
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 4,463                3,237                 1,892                 1,664
      Administrative charges................                    --                  596                   434                   392
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................                 4,463                3,833                 2,326                 2,056
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               (4,409)                (987)                   201               (1,955)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               19,133                16,735                   879
      Realized gains (losses) on sale of
        investments.........................                    --                7,873               (2,435)                 (577)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......                    --               27,006                14,300                   302
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                    --             (33,756)              (52,813)               (6,810)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                    --              (6,750)              (38,513)               (6,508)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (4,409)  $           (7,737)   $          (38,312)  $            (8,463)
                                              ====================  ====================  ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (745,798)  $      (798,826)  $        497,074  $        905,828
   Net realized gains (losses)....        14,305,544         5,794,976         3,091,093           306,415
   Change in unrealized gains
     (losses) on investments......      (15,807,878)       (5,736,249)       (5,130,676)         4,487,780
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (2,248,132)         (740,099)       (1,542,509)         5,700,023
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           982,185         1,408,289         2,549,990         4,263,222
   Net transfers (including
     fixed account)...............       (2,181,134)       (2,077,029)         6,226,955         7,408,301
   Contract charges...............           (6,826)           (7,514)       (1,620,152)       (1,458,856)
   Transfers for contract benefits
     and terminations.............       (5,533,752)       (5,159,978)      (10,348,245)      (10,825,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,739,527)       (5,836,232)       (3,191,452)         (612,428)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (8,987,659)       (6,576,331)       (4,733,961)         5,087,595
NET ASSETS:
   Beginning of year..............        57,195,868        63,772,199       151,245,946       146,158,351
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,208,209  $     57,195,868  $    146,511,985  $    151,245,946
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,442,852)  $       (869,446)  $    (1,679,644)  $    (1,529,786)
   Net realized gains (losses)....        37,168,106         34,841,404        12,999,511         2,777,626
   Change in unrealized gains
     (losses) on investments......      (18,663,205)       (31,374,425)      (11,981,529)         (217,375)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,062,049          2,597,533         (661,662)         1,030,465
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,154,795         11,042,741         4,542,847         4,879,074
   Net transfers (including
     fixed account)...............       (9,737,155)          7,854,131       (3,590,780)           719,962
   Contract charges...............       (3,279,955)        (2,816,132)       (1,148,993)       (1,028,221)
   Transfers for contract benefits
     and terminations.............      (23,759,563)       (21,295,289)       (8,098,216)       (7,673,213)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (28,621,878)        (5,214,549)       (8,295,142)       (3,102,398)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (11,559,829)        (2,617,016)       (8,956,804)       (2,071,933)
NET ASSETS:
   Beginning of year..............       312,209,187        314,826,203       122,112,070       124,184,003
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    300,649,358  $     312,209,187  $    113,155,266  $    122,112,070
                                    ================  =================  ================  ================


                                           AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,935,778)  $    (5,554,369)  $      (733,838)  $      (781,613)
   Net realized gains (losses)....        196,247,508        74,146,314        64,791,817        30,958,144
   Change in unrealized gains
     (losses) on investments......      (146,627,691)      (13,021,445)      (63,748,822)         3,352,629
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         42,684,039        55,570,500           309,157        33,529,160
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,783,989         4,101,900         9,348,694        14,177,344
   Net transfers (including
     fixed account)...............       (47,304,037)      (29,722,388)       (8,758,646)      (13,563,643)
   Contract charges...............        (8,362,747)       (7,787,497)       (3,640,399)       (3,334,870)
   Transfers for contract benefits
     and terminations.............       (57,907,122)      (57,521,587)      (29,713,943)      (28,222,265)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (109,789,917)      (90,929,572)      (32,764,294)      (30,943,434)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (67,105,878)      (35,359,072)      (32,455,137)         2,585,726
NET ASSETS:
   Beginning of year..............        821,201,132       856,560,204       390,905,716       388,319,990
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     754,095,254  $    821,201,132  $    358,450,579  $    390,905,716
                                    =================  ================  ================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015            2014 (a)
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,717  $            176
   Net realized gains (losses)....            82,858               655
   Change in unrealized gains
     (losses) on investments......         (117,457)             (974)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (29,882)             (143)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,505,766             8,700
   Net transfers (including
     fixed account)...............            91,370                --
   Contract charges...............              (22)                --
   Transfers for contract benefits
     and terminations.............           (8,918)                --
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,588,196             8,700
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,558,314             8,557
NET ASSETS:
   Beginning of year..............             8,557                --
                                    ----------------  ----------------
   End of year....................  $      1,566,871  $          8,557
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         399,912  $         70,159  $           1,118  $          1,199
   Net realized gains (losses).....          (579,969)         (332,105)               (32)                 1
   Change in unrealized gains
     (losses) on investments.......          (737,267)       (2,003,646)            (2,104)             (866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (917,324)       (2,265,592)            (1,018)               334
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            455,999           659,698                 --                --
   Net transfers (including
     fixed account)................          (518,722)         (584,266)                 --                --
   Contract charges................            (1,324)           (1,681)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,373,333)       (1,549,650)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,437,380)       (1,475,899)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,354,704)       (3,741,491)            (1,346)               210
NET ASSETS:
   Beginning of year...............         14,851,303        18,592,794             26,376            26,166
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      12,496,599  $     14,851,303  $          25,030  $         26,376
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (694)  $           (636)  $        142,045  $         100,270
   Net realized gains (losses).....             7,411              5,260         6,355,845          5,093,370
   Change in unrealized gains
     (losses) on investments.......           (4,370)            (1,010)       (7,290,851)        (1,349,291)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,347              3,614         (792,961)          3,844,349
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,297,955          1,446,073
   Net transfers (including
     fixed account)................                --                 --       (1,397,500)          (804,686)
   Contract charges................                --                 --          (10,137)           (11,406)
   Transfers for contract benefits
     and terminations..............           (1,642)            (1,268)       (7,942,998)        (7,771,050)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,642)            (1,268)       (8,052,680)        (7,141,069)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............               705              2,346       (8,845,641)        (3,296,720)
NET ASSETS:
   Beginning of year...............            47,253             44,907        84,977,763         88,274,483
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,958  $          47,253  $     76,132,122  $      84,977,763
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,562,222)  $    (2,868,065)  $         92,266  $         78,282
   Net realized gains (losses).....        77,014,113        38,832,008           492,597           132,768
   Change in unrealized gains
     (losses) on investments.......      (78,548,435)        25,038,910         (872,283)           191,058
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,096,544)        61,002,853         (287,420)           402,108
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,903,242        21,736,852             6,296            49,080
   Net transfers (including
     fixed account)................      (12,721,493)      (14,481,072)          (22,066)          (33,795)
   Contract charges................       (4,357,580)       (3,870,205)                --                --
   Transfers for contract benefits
     and terminations..............      (45,753,127)      (44,412,621)         (414,001)         (695,665)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (45,928,958)      (41,027,046)         (429,771)         (680,380)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (50,025,502)        19,975,807         (717,191)         (278,272)
NET ASSETS:
   Beginning of year...............       631,948,733       611,972,926         5,676,328         5,954,600
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    581,923,231  $    631,948,733  $      4,959,137  $      5,676,328
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,328,922)  $   (14,599,004)
   Net realized gains (losses).....        124,978,786        27,093,983
   Change in unrealized gains
     (losses) on investments.......      (184,114,448)        69,079,003
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (88,464,584)        81,573,982
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,122,409                --
   Net transfers (including
     fixed account)................      1,098,161,273     1,509,904,970
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (146,575,016)      (86,814,147)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        956,708,666     1,423,090,823
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        868,244,082     1,504,664,805
NET ASSETS:
   Beginning of year...............      3,538,458,593     2,033,793,788
                                     -----------------  ----------------
   End of year.....................  $   4,406,702,675  $  3,538,458,593
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                     FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (36,299,838)  $   (29,738,597)  $    (1,242,699)  $     (1,616,300)
   Net realized gains (losses).....        321,264,515       151,088,720                --                 --
   Change in unrealized gains
     (losses) on investments.......      (341,468,121)        10,595,817                --                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (56,503,444)       131,945,940       (1,242,699)        (1,616,300)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,739,011         2,544,619     1,101,475,974      1,490,641,290
   Net transfers (including
     fixed account)................                 --                18   (1,099,121,860)    (1,511,055,592)
   Contract charges................                 --                --           (2,168)            (2,577)
   Transfers for contract benefits
     and terminations..............      (254,963,609)     (171,576,910)       (2,402,882)        (3,174,519)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (249,224,598)     (169,032,273)          (50,936)       (23,591,398)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (305,728,042)      (37,086,333)       (1,293,635)       (25,207,698)
NET ASSETS:
   Beginning of year...............      3,994,437,491     4,031,523,824        50,947,648         76,155,346
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,688,709,449  $  3,994,437,491  $     49,654,013  $      50,947,648
                                     =================  ================  ================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,823,562)  $     (1,960,390)  $        383,693  $        166,965
   Net realized gains (losses).....        12,828,947          6,685,051         3,436,622         2,968,155
   Change in unrealized gains
     (losses) on investments.......       (1,625,997)         11,054,078       (3,771,822)         4,754,472
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,379,388         15,778,739            48,493         7,889,592
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,026,405          3,540,118                --                --
   Net transfers (including
     fixed account)................       (3,594,229)        (2,748,482)       (1,524,316)       (1,329,473)
   Contract charges................          (19,183)           (20,848)          (20,878)          (22,548)
   Transfers for contract benefits
     and terminations..............      (15,540,392)       (14,844,036)       (6,445,104)       (6,048,836)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (16,127,399)       (14,073,248)       (7,990,298)       (7,400,857)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,748,011)          1,705,491       (7,941,805)           488,735
NET ASSETS:
   Beginning of year...............       167,673,930        165,968,439        70,165,982        69,677,247
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    160,925,919  $     167,673,930  $     62,224,177  $     70,165,982
                                     ================  =================  ================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,880,547)  $    (5,926,090)  $           2,967  $          2,417
   Net realized gains (losses).....         58,069,876        15,800,518             62,514            60,145
   Change in unrealized gains
     (losses) on investments.......       (64,627,750)        10,107,932             67,570         (589,122)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (11,438,421)        19,982,360            133,051         (526,560)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,586,880        17,813,812             85,003            91,282
   Net transfers (including
     fixed account)................       (15,198,467)       (7,392,472)           (66,066)          (55,632)
   Contract charges................        (5,058,447)       (4,591,308)               (56)              (50)
   Transfers for contract benefits
     and terminations..............       (26,884,651)      (26,116,641)          (478,886)         (491,815)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (33,554,685)      (20,286,609)          (460,005)         (456,215)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (44,993,106)         (304,249)          (326,954)         (982,775)
NET ASSETS:
   Beginning of year...............        446,277,693       446,581,942          4,942,746         5,925,521
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     401,284,587  $    446,277,693  $       4,615,792  $      4,942,746
                                     =================  ================  =================  ================


                                          FTVIPT FRANKLIN INCOME VIP
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       9,124,908  $      11,034,456
   Net realized gains (losses).....            215,818          2,072,298
   Change in unrealized gains
     (losses) on investments.......       (32,921,031)        (3,371,554)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (23,580,305)          9,735,200
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,188,051          9,617,562
   Net transfers (including
     fixed account)................          1,880,863          3,414,903
   Contract charges................        (2,771,258)        (2,715,246)
   Transfers for contract benefits
     and terminations..............       (23,325,163)       (22,963,961)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,027,507)       (12,646,742)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (41,607,812)        (2,911,542)
NET ASSETS:
   Beginning of year...............        294,909,928        297,821,470
                                     -----------------  -----------------
   End of year.....................  $     253,302,116  $     294,909,928
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,328,191  $         966,423  $      (850,014)  $       (907,377)
   Net realized gains (losses).....         13,465,264          4,318,435        18,995,244         11,252,700
   Change in unrealized gains
     (losses) on investments.......       (24,403,194)          3,347,372      (28,752,630)       (11,208,452)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (8,609,739)          8,632,230      (10,607,400)          (863,129)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,838,448          3,237,944         4,215,265          6,121,715
   Net transfers (including
     fixed account)................        (3,377,923)          (423,430)         (781,824)            741,344
   Contract charges................        (1,367,141)        (1,293,554)       (1,481,816)        (1,402,055)
   Transfers for contract benefits
     and terminations..............       (13,381,381)       (13,122,538)       (6,848,145)        (6,144,302)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,287,997)       (11,601,578)       (4,896,520)          (683,298)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (24,897,736)        (2,969,348)      (15,503,920)        (1,546,427)
NET ASSETS:
   Beginning of year...............        153,109,223        156,078,571       126,502,556        128,048,983
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     128,211,487  $     153,109,223  $    110,998,636  $     126,502,556
                                     =================  =================  ================  =================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,051,957  $         48,299  $      15,830,436  $       9,696,508
   Net realized gains (losses).....          2,317,086         1,031,529        (1,172,195)           (97,489)
   Change in unrealized gains
     (losses) on investments.......        (9,120,445)      (11,682,571)       (28,472,303)        (8,236,911)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (5,751,402)      (10,602,743)       (13,814,062)          1,362,108
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            576,811           661,634          6,081,866          8,661,712
   Net transfers (including
     fixed account)................          4,480,127         3,823,200        (1,987,591)          3,812,491
   Contract charges................          (869,949)         (893,355)        (2,898,185)        (2,805,331)
   Transfers for contract benefits
     and terminations..............        (6,041,062)       (7,102,249)       (14,898,325)       (15,564,382)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,854,073)       (3,510,770)       (13,702,235)        (5,895,510)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (7,605,475)      (14,113,513)       (27,516,297)        (4,533,402)
NET ASSETS:
   Beginning of year...............         73,607,780        87,721,293        250,150,012        254,683,414
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      66,002,305  $     73,607,780  $     222,633,715  $     250,150,012
                                     =================  ================  =================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (211)  $           (724)  $          (728)  $        (1,321)
   Net realized gains (losses).....               151             46,339            37,852            14,144
   Change in unrealized gains
     (losses) on investments.......               555           (52,381)          (50,167)             2,433
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               495            (6,766)          (13,043)            15,256
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including
     fixed account)................                --          (131,317)             (187)          (16,139)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............             (666)           (10,523)          (47,382)          (16,835)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (666)          (141,840)          (47,569)          (32,974)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............             (171)          (148,606)          (60,612)          (17,718)
NET ASSETS:
   Beginning of year...............            15,107            163,713           231,978           249,696
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         14,936  $          15,107  $        171,366  $        231,978
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2015              2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       6,137,924  $      1,367,554
   Net realized gains (losses).....         69,239,795        43,093,088
   Change in unrealized gains
     (losses) on investments.......      (101,201,542)         2,305,377
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,823,823)        46,766,019
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         23,895,518        31,728,304
   Net transfers (including
     fixed account)................        (2,573,368)        11,169,077
   Contract charges................        (6,909,703)       (6,221,284)
   Transfers for contract benefits
     and terminations..............       (50,488,085)      (51,553,513)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (36,075,638)      (14,877,416)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (61,899,461)        31,888,603
NET ASSETS:
   Beginning of year...............        681,211,301       649,322,698
                                     -----------------  ----------------
   End of year.....................  $     619,311,840  $    681,211,301
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             107  $    (1,560,512)  $      (203,655)  $          93,550
   Net realized gains (losses).....              1,081       119,593,645         3,594,236          3,452,220
   Change in unrealized gains
     (losses) on investments.......            (1,491)     (115,750,581)      (13,655,170)        (6,631,350)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (303)         2,282,552      (10,264,589)        (3,085,580)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --         5,543,775         5,828,134          8,698,690
   Net transfers (including
     fixed account)................                271     (365,872,848)         3,468,834          6,394,539
   Contract charges................              (386)       (1,114,771)       (3,276,594)        (3,065,550)
   Transfers for contract benefits
     and terminations..............                 --       (6,802,394)      (15,245,977)       (15,060,333)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (115)     (368,246,238)       (9,225,603)        (3,032,654)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (418)     (365,963,686)      (19,490,192)        (6,118,234)
NET ASSETS:
   Beginning of year...............              6,927       365,970,613       275,880,972        281,999,206
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           6,509  $          6,927  $    256,390,780  $     275,880,972
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                        IVY FUNDS VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015             2014 (a)            2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,770)  $             (6)  $    (3,355,443)  $    (3,780,649)
   Net realized gains (losses).....            31,853                 --        41,012,225        32,726,634
   Change in unrealized gains
     (losses) on investments.......          (59,235)              (526)      (47,157,658)        22,284,631
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (29,152)              (532)       (9,500,876)        51,230,616
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           232,557             45,555        18,529,707        21,151,291
   Net transfers (including
     fixed account)................            74,337                 --         4,621,482      (10,983,120)
   Contract charges................               (1)                 --       (3,138,770)       (2,546,686)
   Transfers for contract benefits
     and terminations..............           (5,064)                 --      (26,081,942)      (23,148,368)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           301,829             45,555       (6,069,523)      (15,526,883)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           272,677             45,023      (15,570,399)        35,703,733
NET ASSETS:
   Beginning of year...............            45,023                 --       316,448,933       280,745,200
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $        317,700  $          45,023  $    300,878,534  $    316,448,933
                                     ================  =================  ================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (889,265)  $      (882,810)  $         520,496  $       1,308,229
   Net realized gains (losses).....         21,134,497        23,665,197          3,696,314          4,299,834
   Change in unrealized gains
     (losses) on investments.......       (19,592,266)        14,760,295       (15,985,006)         16,931,806
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            652,966        37,542,682       (11,768,196)         22,539,869
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,816,788        20,094,287          8,055,708         10,710,030
   Net transfers (including
     fixed account)................       (10,726,406)       (5,501,606)            984,487        (2,238,829)
   Contract charges................        (4,654,271)       (4,105,122)        (2,144,487)        (1,903,736)
   Transfers for contract benefits
     and terminations..............       (28,285,511)      (26,797,021)       (14,278,679)       (14,703,505)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (26,849,400)      (16,309,462)        (7,382,971)        (8,136,040)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (26,196,434)        21,233,220       (19,151,167)         14,403,829
NET ASSETS:
   Beginning of year...............        426,519,441       405,286,221        205,573,482        191,169,653
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     400,323,007  $    426,519,441  $     186,422,315  $     205,573,482
                                     =================  ================  =================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015              2014
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (57,633)  $        (62,068)
   Net realized gains (losses).....           767,463            919,739
   Change in unrealized gains
     (losses) on investments.......         (376,334)          (332,781)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           333,496            524,890
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,666              6,741
   Net transfers (including
     fixed account)................         (373,004)          (142,316)
   Contract charges................          (14,880)           (16,298)
   Transfers for contract benefits
     and terminations..............         (707,021)          (753,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,077,239)          (905,679)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (743,743)          (380,789)
NET ASSETS:
   Beginning of year...............         4,631,601          5,012,390
                                     ----------------  -----------------
   End of year.....................  $      3,887,858  $       4,631,601
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (28,812)  $         16,424  $    (1,536,289)  $    (1,543,659)
   Net realized gains (losses)....           558,819           826,518         4,745,658        14,861,960
   Change in unrealized gains
     (losses) on investments......         (911,526)          (94,646)       (9,601,052)      (10,235,288)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (381,519)           748,296       (6,391,683)         3,083,013
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           281,091           238,085         5,532,165         5,976,685
   Net transfers (including
     fixed account)...............             7,723         1,446,278       (5,112,272)         1,425,057
   Contract charges...............          (84,738)          (72,588)       (1,292,699)       (1,145,114)
   Transfers for contract benefits
     and terminations.............       (1,048,413)         (508,848)       (7,082,395)       (5,895,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (844,337)         1,102,927       (7,955,201)           360,768
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,225,856)         1,851,223      (14,346,884)         3,443,781
NET ASSETS:
   Beginning of year..............         8,744,177         6,892,954       115,942,801       112,499,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,518,321  $      8,744,177  $    101,595,917  $    115,942,801
                                    ================  ================  ================  ================

                                               LMPVET PERMAL                   LMPVET QS LEGG MASON
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,753  $            972  $        242,251  $        486,044
   Net realized gains (losses)....            80,328                --           942,532         1,019,129
   Change in unrealized gains
     (losses) on investments......         (765,231)               314       (2,209,185)          (36,134)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (677,150)             1,286       (1,024,402)         1,469,039
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,874,963           546,752         1,035,737         2,274,676
   Net transfers (including
     fixed account)...............         1,570,693            93,489         (446,803)       (1,127,378)
   Contract charges...............             (117)                --         (480,958)         (425,453)
   Transfers for contract benefits
     and terminations.............         (215,662)             (493)       (3,179,272)       (3,956,813)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,229,877           639,748       (3,071,296)       (3,234,968)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,552,727           641,034       (4,095,698)       (1,765,929)
NET ASSETS:
   Beginning of year..............           641,034                --        42,335,472        44,101,401
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,193,761  $        641,034  $     38,239,774  $     42,335,472
                                    ================  ================  ================  ================

                                                 LMPVET QS                     LMPVET QS LEGG MASON
                                        LEGG MASON VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (32,392)  $        373,623  $        (2,671)  $          2,410
   Net realized gains (losses)....        11,860,631         5,434,643           148,483           134,694
   Change in unrealized gains
     (losses) on investments......      (14,921,753)       (2,807,313)         (187,401)          (62,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,093,514)         3,000,953          (41,589)            74,383
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,743,349         2,747,741               250               120
   Net transfers (including
     fixed account)...............         (333,878)       (1,896,512)             7,338          (34,510)
   Contract charges...............         (934,408)         (856,409)             (578)             (636)
   Transfers for contract benefits
     and terminations.............       (6,500,454)       (5,309,837)         (611,851)         (420,518)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,025,391)       (5,315,017)         (604,841)         (455,544)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,118,905)       (2,314,064)         (646,430)         (381,161)
NET ASSETS:
   Beginning of year..............        92,760,220        95,074,284         1,923,838         2,304,999
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,641,315  $     92,760,220  $      1,277,408  $      1,923,838
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,385,322  $      6,032,375
   Net realized gains (losses)....       (1,035,530)           113,974
   Change in unrealized gains
     (losses) on investments......      (10,052,056)       (8,718,909)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,702,264)       (2,572,560)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,032,189         3,068,117
   Net transfers (including
     fixed account)...............         1,146,826         6,130,634
   Contract charges...............         (935,203)         (923,174)
   Transfers for contract benefits
     and terminations.............       (9,541,753)       (9,801,780)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,297,941)       (1,526,203)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,000,205)       (4,098,763)
NET ASSETS:
   Beginning of year..............       100,641,688       104,740,451
                                    ----------------  ----------------
   End of year....................  $     86,641,483  $    100,641,688
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2015               2014              2015               2014
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (44)  $           (113)  $          (583)  $           (579)
   Net realized gains (losses)....             1,258              7,432             1,340              8,966
   Change in unrealized gains
     (losses) on investments......           (1,317)            (6,574)           (2,076)           (12,305)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (103)                745           (1,319)            (3,918)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including
     fixed account)...............                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (744)           (16,332)           (1,319)            (5,413)
NET ASSETS:
   Beginning of year..............             9,619             25,951            40,607             46,020
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,875  $           9,619  $         39,288  $          40,607
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (175)  $           (295)  $     62,557,398  $     17,462,736
   Net realized gains (losses)....             2,246             19,157       145,593,523        91,273,198
   Change in unrealized gains
     (losses) on investments......           (2,225)           (16,582)     (234,232,346)        81,273,478
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (154)              2,280      (26,081,425)       190,009,412
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        88,836,606        55,989,983
   Net transfers (including
     fixed account)...............                --           (19,607)      (30,105,880)      (21,381,907)
   Contract charges...............                --                 --      (50,699,748)      (48,104,869)
   Transfers for contract benefits
     and terminations.............             (206)           (19,937)     (150,068,994)     (116,695,473)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (206)           (39,544)     (142,038,016)     (130,192,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (360)           (37,264)     (168,119,441)        59,817,146
NET ASSETS:
   Beginning of year..............            26,571             63,835     3,373,491,338     3,313,674,192
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         26,211  $          26,571  $  3,205,371,897  $  3,373,491,338
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2015            2014 (b)             2015              2014
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         103,026  $          4,824  $     (4,482,300)  $    (9,274,974)
   Net realized gains (losses)....             80,869           171,321        215,019,789       378,474,453
   Change in unrealized gains
     (losses) on investments......        (2,070,984)            67,003      (279,267,105)     (221,142,935)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,887,089)           243,148       (68,729,616)       148,056,544
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,268,070        10,740,886         46,401,519        25,164,897
   Net transfers (including
     fixed account)...............         24,102,547         8,194,795       (16,326,577)        81,773,177
   Contract charges...............          (433,447)          (41,475)       (41,218,470)      (39,628,718)
   Transfers for contract benefits
     and terminations.............        (1,169,475)         (150,898)      (220,038,847)     (227,918,364)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         43,767,695        18,743,308      (231,182,375)     (160,609,008)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         41,880,606        18,986,456      (299,911,991)      (12,552,464)
NET ASSETS:
   Beginning of year..............         18,986,456                --      3,417,834,574     3,430,387,038
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      60,867,062  $     18,986,456  $   3,117,922,583  $  3,417,834,574
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2015               2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,545,361)  $    (9,929,733)
   Net realized gains (losses)....        138,651,523       311,427,666
   Change in unrealized gains
     (losses) on investments......      (173,607,348)     (216,740,668)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (39,501,186)        84,757,265
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,507,428        16,363,073
   Net transfers (including
     fixed account)...............         39,796,000        52,035,269
   Contract charges...............       (21,662,684)      (19,090,909)
   Transfers for contract benefits
     and terminations.............      (105,961,009)     (110,126,406)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (72,320,265)      (60,818,973)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (111,821,451)        23,938,292
NET ASSETS:
   Beginning of year..............      1,852,260,667     1,828,322,375
                                    -----------------  ----------------
   End of year....................  $   1,740,439,216  $  1,852,260,667
                                    =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,210,525)  $    (6,163,898)  $      (742,833)  $    (1,287,876)
   Net realized gains (losses)....        77,901,351        58,138,021        91,723,600       176,763,916
   Change in unrealized gains
     (losses) on investments......      (42,270,399)      (11,947,440)     (125,905,095)      (97,636,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        31,420,427        40,026,683      (34,924,328)        77,839,047
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,736,314        23,913,774        24,909,931        12,830,009
   Net transfers (including
     fixed account)...............      (12,600,811)           213,217      (20,846,417)         1,602,305
   Contract charges...............       (7,636,584)       (6,974,136)      (21,032,171)      (21,095,644)
   Transfers for contract benefits
     and terminations.............      (38,877,732)      (40,894,690)     (124,685,275)     (123,385,571)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (39,378,813)      (23,741,835)     (141,653,932)     (130,048,901)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (7,958,386)        16,284,848     (176,578,260)      (52,209,854)
NET ASSETS:
   Beginning of year..............       648,671,484       632,386,636     1,744,157,123     1,796,366,977
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    640,713,098  $    648,671,484  $  1,567,578,863  $  1,744,157,123
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    115,377,395  $    (45,442,328)  $      7,123,089  $   (16,420,373)
   Net realized gains (losses)....       251,089,847         23,650,336       243,465,110       326,148,796
   Change in unrealized gains
     (losses) on investments......     (667,747,163)        108,694,006     (328,370,852)      (72,592,431)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........     (301,279,921)         86,902,014      (77,782,653)       237,135,992
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,201,013         29,606,314       134,048,740        84,068,820
   Net transfers (including
     fixed account)...............     (121,209,615)      (204,080,674)      (31,355,267)      (84,585,142)
   Contract charges...............      (43,556,032)       (46,773,091)      (81,264,355)      (78,223,830)
   Transfers for contract benefits
     and terminations.............     (131,915,961)      (112,828,345)     (239,100,989)     (192,637,569)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (268,480,595)      (334,075,796)     (217,671,871)     (271,377,721)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (569,760,516)      (247,173,782)     (295,454,524)      (34,241,729)
NET ASSETS:
   Beginning of year..............     3,001,302,195      3,248,475,977     5,423,637,032     5,457,878,761
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,431,541,679  $   3,001,302,195  $  5,128,182,508  $  5,423,637,032
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,488,328  $     12,025,813  $      7,184,764  $    (1,485,527)
   Net realized gains (losses)....          (855,525)        12,716,800         2,505,984         1,432,009
   Change in unrealized gains
     (losses) on investments......       (27,072,455)      (19,968,507)      (18,548,113)        29,887,079
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (12,439,652)         4,774,106       (8,857,365)        29,833,561
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,471,471         6,303,734         6,581,398         4,948,277
   Net transfers (including
     fixed account)...............          (735,390)      (14,899,754)      (10,655,221)       137,827,843
   Contract charges...............        (2,632,432)       (2,737,425)       (3,206,471)       (2,672,557)
   Transfers for contract benefits
     and terminations.............       (16,959,483)      (20,374,580)      (25,491,389)      (22,432,403)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (14,855,834)      (31,708,025)      (32,771,683)       117,671,160
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,295,486)      (26,933,919)      (41,629,048)       147,504,721
NET ASSETS:
   Beginning of year..............        238,215,887       265,149,806       330,178,643       182,673,922
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     210,920,401  $    238,215,887  $    288,549,595  $    330,178,643
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,967,160)  $    (8,056,394)
   Net realized gains (losses)....        32,724,227        36,635,069
   Change in unrealized gains
     (losses) on investments......      (55,137,738)        56,948,433
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (30,380,671)        85,527,108
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,906,450         5,690,997
   Net transfers (including
     fixed account)...............            76,581        90,599,582
   Contract charges...............       (5,848,656)       (4,874,183)
   Transfers for contract benefits
     and terminations.............      (44,740,100)      (42,081,564)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (42,605,725)        49,334,832
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (72,986,396)       134,861,940
NET ASSETS:
   Beginning of year..............       586,572,505       451,710,565
                                    ----------------  ----------------
   End of year....................  $    513,586,109  $    586,572,505
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                  MIST                                MIST
                                       GOLDMAN SACHS MID CAP VALUE        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,537,088)  $   (1,829,907)  $      9,400,785  $      5,671,683
   Net realized gains (losses)....        41,886,183       34,906,259        65,880,374        74,815,977
   Change in unrealized gains
     (losses) on investments......      (57,110,020)     (14,180,162)     (112,473,465)     (131,491,626)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,760,925)       18,896,190      (37,192,306)      (51,003,966)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,725,815        1,617,745        10,330,585        13,222,191
   Net transfers (including
     fixed account)...............       (6,624,559)        6,895,267        16,006,472        67,256,961
   Contract charges...............       (1,388,967)      (1,396,608)       (6,520,686)       (6,242,202)
   Transfers for contract benefits
     and terminations.............      (16,267,720)     (17,538,311)      (50,590,499)      (53,706,976)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,555,431)     (10,421,907)      (30,774,128)        20,529,974
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,316,356)        8,474,283      (67,966,434)      (30,473,992)
NET ASSETS:
   Beginning of year..............       178,512,669      170,038,386       663,509,252       693,983,244
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    139,196,313  $   178,512,669  $    595,542,818  $    663,509,252
                                    ================  ===============  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,979,804  $   (11,534,041)  $    11,114,213  $    (5,948,017)
   Net realized gains (losses)....        56,997,141        40,501,882       41,574,493        19,778,596
   Change in unrealized gains
     (losses) on investments......     (115,525,978)         4,357,344    (109,029,930)        42,690,949
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (46,549,033)        33,325,185     (56,341,224)        56,521,528
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        56,430,784        46,938,907       17,077,620        18,779,139
   Net transfers (including
     fixed account)...............      (17,727,649)      (45,599,752)      (9,876,271)       351,468,472
   Contract charges...............      (12,556,466)      (11,948,746)      (8,381,443)       (6,851,970)
   Transfers for contract benefits
     and terminations.............      (34,902,367)      (33,501,846)     (56,194,121)      (50,479,016)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,755,698)      (44,111,437)     (57,374,215)       312,916,625
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (55,304,731)      (10,786,252)    (113,715,439)       369,438,153
NET ASSETS:
   Beginning of year..............       832,374,445       843,160,697      813,000,076       443,561,923
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    777,069,714  $    832,374,445  $   699,284,637  $    813,000,076
                                    ================  ================  ===============  ================


                                       MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,735,590)  $    (2,692,440)  $    (4,819,029)  $   (4,813,204)
   Net realized gains (losses)....        15,336,973        32,283,294        83,195,090       47,750,149
   Change in unrealized gains
     (losses) on investments......      (40,654,275)       (9,866,841)      (87,413,658)     (24,251,382)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (28,052,892)        19,724,013       (9,037,597)       18,685,563
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,288,062         5,541,819         6,534,317        6,584,864
   Net transfers (including
     fixed account)...............        24,500,627        91,176,014        14,266,774      (5,472,948)
   Contract charges...............       (3,034,527)       (2,498,611)       (2,932,490)      (2,652,796)
   Transfers for contract benefits
     and terminations.............      (15,827,029)      (13,576,001)      (25,585,352)     (27,691,755)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,927,133        80,643,221       (7,716,751)     (29,232,635)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (14,125,759)       100,367,234      (16,754,348)     (10,547,072)
NET ASSETS:
   Beginning of year..............       258,407,609       158,040,375       308,642,273      319,189,345
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    244,281,850  $    258,407,609  $    291,887,925  $   308,642,273
                                    ================  ================  ================  ===============


                                          MIST JPMORGAN CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,801,534  $      (418,668)
   Net realized gains (losses)....         (395,625)         1,294,863
   Change in unrealized gains
     (losses) on investments......       (6,145,255)        10,102,500
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,739,346)        10,978,695
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,649,306         2,044,373
   Net transfers (including
     fixed account)...............        13,754,017        58,496,687
   Contract charges...............       (4,484,730)       (3,817,976)
   Transfers for contract benefits
     and terminations.............      (23,734,420)      (24,333,751)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,815,827)        32,389,333
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,555,173)        43,368,028
NET ASSETS:
   Beginning of year..............       355,237,960       311,869,932
                                    ----------------  ----------------
   End of year....................  $    340,682,787  $    355,237,960
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,497,303  $    (2,333,867)   $       (98,903)  $      (184,083)
   Net realized gains (losses)....        45,696,444        27,540,298          2,956,831         4,065,482
   Change in unrealized gains
     (losses) on investments......      (65,128,206)        19,805,708        (5,123,070)       (3,083,282)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,934,459)        45,012,139        (2,265,142)           798,117
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        77,822,224        61,831,643            621,500           375,799
   Net transfers (including
     fixed account)...............        76,566,196        91,593,515        (1,438,278)         1,061,177
   Contract charges...............      (13,964,421)      (12,087,064)          (305,249)         (294,244)
   Transfers for contract benefits
     and terminations.............      (38,679,798)      (27,224,492)        (1,411,453)       (1,874,915)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       101,744,201       114,113,602        (2,533,480)         (732,183)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        94,809,742       159,125,741        (4,798,622)            65,934
NET ASSETS:
   Beginning of year..............       905,975,458       746,849,717         27,932,500        27,866,566
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,000,785,200  $    905,975,458   $     23,133,878  $     27,932,500
                                    ================  ================   ================  ================

                                                                                                                  MIST
                                                                                                               MET/ARTISAN
                                    MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE      INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------  ----------------
                                          2015              2014              2015              2014            2015 (c)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $        903,964  $      9,008,352  $     10,384,873  $          (369)
   Net realized gains (losses)....         5,682,307         5,851,208         8,890,572        10,876,570             (764)
   Change in unrealized gains
     (losses) on investments......       (5,830,670)       (3,452,819)      (25,591,546)      (13,286,737)           (3,854)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (91,444)         3,302,353       (7,692,622)         7,974,706           (4,987)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,604,265         1,804,342         2,728,831         2,605,721           113,826
   Net transfers (including
     fixed account)...............       (3,286,915)         6,834,599       (5,929,415)       (8,200,868)            20,716
   Contract charges...............       (1,847,018)       (1,718,440)       (1,456,546)       (1,568,374)                --
   Transfers for contract benefits
     and terminations.............      (12,330,707)      (13,467,605)      (22,544,749)      (25,529,114)           (8,396)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,860,375)       (6,547,104)      (27,201,879)      (32,692,635)           126,146
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,951,819)       (3,244,751)      (34,894,501)      (24,717,929)           121,159
NET ASSETS:
   Beginning of year..............       177,351,030       180,595,781       234,576,558       259,294,487                --
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    161,399,211  $    177,351,030  $    199,682,057  $    234,576,558  $        121,159
                                    ================  ================  ================  ================  ================


                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      1,437,029  $      1,659,223  $      2,577,678  $      1,030,348
   Net realized gains (losses)....          (376,676)           211,258         (701,699)         (132,806)
   Change in unrealized gains
     (losses) on investments......        (2,605,647)       (2,518,686)       (5,428,085)       (1,819,015)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (1,545,294)         (648,205)       (3,552,106)         (921,473)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,581,532         1,192,071         5,599,233         2,090,130
   Net transfers (including
     fixed account)...............        (1,657,616)       (1,922,295)             4,590        46,451,435
   Contract charges...............          (665,463)         (776,640)       (2,052,441)       (2,104,842)
   Transfers for contract benefits
     and terminations.............        (7,593,451)       (7,051,558)      (15,141,099)      (12,697,479)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (8,334,998)       (8,558,422)      (11,589,717)        33,739,244
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (9,880,292)       (9,206,627)      (15,141,823)        32,817,771
NET ASSETS:
   Beginning of year..............         73,909,210        83,115,837       173,124,917       140,307,146
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     64,028,918  $     73,909,210  $    157,983,094  $    173,124,917
                                     ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                     MET/TEMPLETON INTERNATIONAL BOND    MIST METLIFE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,038,946  $       1,574,302  $    (2,016,259)  $    (5,850,777)
   Net realized gains (losses)....         (460,924)          (178,047)        61,106,802        16,294,442
   Change in unrealized gains
     (losses) on investments......       (5,136,661)        (1,505,639)      (79,692,789)        11,631,228
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,558,639)          (109,384)      (20,602,246)        22,074,893
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,008,123            226,823         5,354,211         6,121,321
   Net transfers (including
     fixed account)...............            43,895        (1,575,024)       (6,689,447)         4,111,278
   Contract charges...............         (616,606)          (654,339)       (5,117,777)       (4,988,560)
   Transfers for contract benefits
     and terminations.............       (2,711,377)        (2,990,340)      (38,701,487)      (45,715,642)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,275,965)        (4,992,880)      (45,154,500)      (40,471,603)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,834,604)        (5,102,264)      (65,756,746)      (18,396,710)
NET ASSETS:
   Beginning of year..............        47,183,875         52,286,139       641,574,794       659,971,504
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     42,349,271  $      47,183,875  $    575,818,048  $    641,574,794
                                    ================  =================  ================  ================

                                                                                       MIST
                                        MIST METLIFE BALANCED PLUS       METLIFE MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     49,287,588  $     23,588,127  $    (1,034,215)  $    (4,724,040)
   Net realized gains (losses)....       446,515,766       552,071,894        14,297,878         1,441,000
   Change in unrealized gains
     (losses) on investments......     (884,673,039)      (36,064,867)      (32,052,767)        28,321,809
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (388,869,685)       539,595,154      (18,789,104)        25,038,769
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       208,140,346       180,291,226       110,393,305        39,107,524
   Net transfers (including
     fixed account)...............       (4,605,195)       440,513,036       151,542,191       164,988,787
   Contract charges...............     (103,967,586)      (95,398,763)       (7,735,258)       (4,851,352)
   Transfers for contract benefits
     and terminations.............     (315,728,010)     (251,273,497)      (23,093,748)      (12,726,825)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (216,160,445)       274,132,002       231,106,490       186,518,134
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (605,030,130)       813,727,156       212,317,386       211,556,903
NET ASSETS:
   Beginning of year..............     7,268,454,132     6,454,726,976       421,513,955       209,957,052
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,663,424,002  $  7,268,454,132  $    633,831,341  $    421,513,955
                                    ================  ================  ================  ================


                                       MIST METLIFE SMALL CAP VALUE     MIST MFS EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2015             2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,039,297)  $    (4,819,875)  $      1,070,164  $    (3,159,826)
   Net realized gains (losses)....       102,531,369        28,733,355       (1,548,189)         2,820,880
   Change in unrealized gains
     (losses) on investments......     (116,797,548)      (23,969,258)      (63,266,929)      (35,285,750)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,305,476)          (55,778)      (63,744,954)      (35,624,696)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,334,115         2,163,105         5,760,880         7,559,248
   Net transfers (including
     fixed account)...............      (10,754,879)       (7,179,469)        27,512,370        29,309,475
   Contract charges...............       (2,014,570)       (2,208,499)       (4,761,010)       (4,822,730)
   Transfers for contract benefits
     and terminations.............      (24,985,104)      (32,407,421)      (25,219,474)      (26,878,803)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (36,420,438)      (39,632,284)         3,292,766         5,167,190
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,725,914)      (39,688,062)      (60,452,188)      (30,457,506)
NET ASSETS:
   Beginning of year..............       291,013,900       330,701,962       425,619,386       456,076,892
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    236,287,986  $    291,013,900  $    365,167,198  $    425,619,386
                                    ================  ================  ================  ================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,284,984  $      2,090,191
   Net realized gains (losses)....           894,053         1,753,034
   Change in unrealized gains
     (losses) on investments......      (12,677,983)      (30,446,779)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,498,946)      (26,603,554)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,293,533         4,632,660
   Net transfers (including
     fixed account)...............        12,947,453         6,352,582
   Contract charges...............       (2,475,924)       (2,468,848)
   Transfers for contract benefits
     and terminations.............      (22,193,367)      (25,488,292)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,428,305)      (16,971,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,927,251)      (43,575,452)
NET ASSETS:
   Beginning of year..............       287,913,009       331,488,461
                                    ----------------  ----------------
   End of year....................  $    271,985,758  $    287,913,009
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,327,105)  $    (3,409,470)  $      (305,773)  $      (389,294)
   Net realized gains (losses)....         4,570,410         5,684,794         3,512,456         3,495,793
   Change in unrealized gains
     (losses) on investments......      (15,910,469)       (2,736,107)       (1,038,937)       (2,567,600)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,667,164)         (460,783)         2,167,746           538,899
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,883,221        11,815,143         1,219,267           399,861
   Net transfers (including
     fixed account)...............         1,774,364           261,603       (2,158,048)           480,602
   Contract charges...............       (2,819,561)       (2,627,209)         (574,746)         (525,821)
   Transfers for contract benefits
     and terminations.............      (13,239,136)      (13,039,300)       (7,738,730)       (6,941,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,401,112)       (3,589,763)       (9,252,257)       (6,586,473)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,068,276)       (4,050,546)       (7,084,511)       (6,047,574)
NET ASSETS:
   Beginning of year..............       240,528,688       244,579,234        72,350,999        78,398,573
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    220,460,412  $    240,528,688  $     65,266,488  $     72,350,999
                                    ================  ================  ================  ================

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (b)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (132,986)  $       (23,522)  $     23,465,868  $      (314,897)
   Net realized gains (losses)....            59,506           207,621      (12,024,645)      (10,840,115)
   Change in unrealized gains
     (losses) on investments......       (1,391,238)         (153,203)      (43,226,004)        22,930,848
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,464,718)            30,896      (31,784,781)        11,775,836
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,308,625         2,980,950         4,037,726         5,645,359
   Net transfers (including
     fixed account)...............         5,964,473         7,342,567       (8,720,486)      (42,539,161)
   Contract charges...............         (168,361)          (46,489)       (8,087,358)       (8,436,136)
   Transfers for contract benefits
     and terminations.............         (677,893)         (146,280)      (53,138,748)      (55,305,583)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        12,426,844        10,130,748      (65,908,866)     (100,635,521)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,962,126        10,161,644      (97,693,647)      (88,859,685)
NET ASSETS:
   Beginning of year..............        10,161,644                --       732,596,404       821,456,089
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     21,123,770  $     10,161,644  $    634,902,757  $    732,596,404
                                    ================  ================  ================  ================


                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     62,753,001  $     14,856,202  $      (441,445)  $        817,446
   Net realized gains (losses)....        12,734,375       (1,792,640)        29,058,598        87,911,473
   Change in unrealized gains
     (losses) on investments......      (99,708,652)        36,415,773      (32,626,475)      (61,223,094)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,221,276)        49,479,335       (4,009,322)        27,505,825
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,483,909        14,074,315         7,451,805         9,637,842
   Net transfers (including
     fixed account)...............      (60,045,845)      (98,518,340)       (2,716,319)       (8,227,980)
   Contract charges...............      (19,181,926)      (20,347,053)       (3,597,475)       (3,315,269)
   Transfers for contract benefits
     and terminations.............     (133,249,327)     (151,437,179)      (17,307,943)      (17,438,624)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,993,189)     (256,228,257)      (16,169,932)      (19,344,031)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (225,214,465)     (206,748,922)      (20,179,254)         8,161,794
NET ASSETS:
   Beginning of year..............     1,787,038,026     1,993,786,948       305,917,464       297,755,670
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,561,823,561  $  1,787,038,026  $    285,738,210  $    305,917,464
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     35,309,303  $     34,258,738
   Net realized gains (losses)....         8,440,945        12,258,413
   Change in unrealized gains
     (losses) on investments......      (68,623,094)      (17,661,136)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,872,846)        28,856,015
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,577,241        28,345,716
   Net transfers (including
     fixed account)...............        19,421,199        42,682,881
   Contract charges...............      (10,467,757)       (9,619,195)
   Transfers for contract benefits
     and terminations.............      (65,618,675)      (65,741,442)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,087,992)       (4,332,040)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,960,838)        24,523,975
NET ASSETS:
   Beginning of year..............       943,852,832       919,328,857
                                    ----------------  ----------------
   End of year....................  $    884,891,994  $    943,852,832
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST PYRAMIS GOVERNMENT INCOME        MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,912,789  $      8,253,807  $   (2,007,729)  $    (1,731,736)
   Net realized gains (losses)....         (146,659)       (2,556,572)        8,573,592           515,242
   Change in unrealized gains
     (losses) on investments......      (11,685,773)        34,979,601     (18,736,202)         9,325,602
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,919,643)        40,676,836     (12,170,339)         8,109,108
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,291,987         3,770,560       41,633,612        21,094,105
   Net transfers (including
     fixed account)...............        21,792,687      (28,818,734)      178,575,410        61,855,680
   Contract charges...............      (11,384,051)      (10,709,776)      (3,482,370)       (1,600,359)
   Transfers for contract benefits
     and terminations.............      (44,187,565)      (40,212,165)     (16,426,832)       (4,362,374)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (23,486,942)      (75,970,115)      200,299,820        76,987,052
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,406,585)      (35,293,279)      188,129,481        85,096,160
NET ASSETS:
   Beginning of year..............       680,446,278       715,739,557      163,513,389        78,417,229
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    651,039,693  $    680,446,278  $   351,642,870  $    163,513,389
                                    ================  ================  ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,230,760)  $     (428,408)    $    11,496,565  $     11,253,551
   Net realized gains (losses)....        17,165,832       18,517,553         96,130,725       113,377,455
   Change in unrealized gains
     (losses) on investments......      (29,873,677)       10,370,401      (155,135,668)      (60,416,484)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,938,605)       28,459,546       (47,508,378)        64,214,522
                                    ----------------  ---------------    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,201,400       19,796,572         21,766,022        10,439,074
   Net transfers (including
     fixed account)...............        81,935,629       32,175,596       (22,073,877)      (25,023,322)
   Contract charges...............       (8,094,448)      (6,709,852)       (18,156,689)      (18,124,397)
   Transfers for contract benefits
     and terminations.............      (24,612,353)     (15,546,572)       (97,925,260)      (95,978,922)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        84,430,228       29,715,744      (116,389,804)     (128,687,567)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        69,491,623       58,175,290      (163,898,182)      (64,473,045)
NET ASSETS:
   Beginning of year..............       493,380,979      435,205,689      1,513,705,632     1,578,178,677
                                    ----------------  ---------------    ---------------  ----------------
   End of year....................  $    562,872,602  $   493,380,979    $ 1,349,807,450  $  1,513,705,632
                                    ================  ===============    ===============  ================


                                          MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,269,909  $     1,691,616   $        527,754  $    (2,592,578)
   Net realized gains (losses)....        33,558,305       41,161,005         29,555,568        22,160,919
   Change in unrealized gains
     (losses) on investments......      (54,174,177)     (24,023,767)       (69,547,913)        67,563,377
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,345,963)       18,828,854       (39,464,591)        87,131,718
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,054,310        6,532,143         10,615,106        12,253,858
   Net transfers (including
     fixed account)...............         9,763,304      (3,398,510)       (11,574,647)       159,566,655
   Contract charges...............       (5,722,795)      (5,200,778)        (4,674,135)       (4,113,653)
   Transfers for contract benefits
     and terminations.............      (27,279,503)     (24,564,862)       (77,867,417)      (73,966,475)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,184,684)     (26,632,007)       (83,501,093)        93,740,385
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,530,647)      (7,803,153)      (122,965,684)       180,872,103
NET ASSETS:
   Beginning of year..............       501,804,705      509,607,858        838,816,422       657,944,319
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $    467,274,058  $   501,804,705   $    715,850,738  $    838,816,422
                                    ================  ===============   ================  ================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,239,927)  $    (8,684,292)
   Net realized gains (losses)....      108,417,654        83,347,675
   Change in unrealized gains
     (losses) on investments......     (73,202,424)      (17,691,662)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       26,975,303        56,971,721
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,040,163         3,338,843
   Net transfers (including
     fixed account)...............     (34,784,143)      (37,998,561)
   Contract charges...............      (5,053,956)       (4,959,686)
   Transfers for contract benefits
     and terminations.............     (42,109,408)      (48,648,856)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (78,907,344)      (88,268,260)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (51,932,041)      (31,296,539)
NET ASSETS:
   Beginning of year..............      537,586,208       568,882,747
                                    ---------------  ----------------
   End of year....................  $   485,654,167  $    537,586,208
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      MIST TCW CORE                                                       MSF
                                      FIXED INCOME        MIST WMC LARGE CAP RESEARCH     BAILLIE GIFFORD INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------  ----------------------------------  ------------------------------------
                                        2015 (d)            2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (228)  $      (152,730)  $      (152,311)  $      (271,859)  $      (823,308)
   Net realized gains (losses)....               (4)         2,189,696           962,687         3,508,939         2,816,068
   Change in unrealized gains
     (losses) on investments......             (184)       (1,564,663)         1,050,584      (10,663,827)      (15,452,332)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (416)           472,303         1,860,960       (7,426,747)      (13,459,572)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,306           369,764           307,777         1,385,690         1,436,654
   Net transfers (including
     fixed account)...............            15,279         (990,704)         (607,575)      (10,590,297)           324,776
   Contract charges...............                --         (209,942)         (197,017)       (3,102,764)       (3,197,760)
   Transfers for contract benefits
     and terminations.............           (1,000)       (1,284,833)         (973,400)      (16,356,797)      (19,054,714)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,585       (2,115,715)       (1,470,215)      (28,664,168)      (20,491,044)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            73,169       (1,643,412)           390,745      (36,090,915)      (33,950,616)
NET ASSETS:
   Beginning of year..............                --        17,260,395        16,869,650       269,502,431       303,453,047
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $         73,169  $     15,616,983  $     17,260,395  $    233,411,516  $    269,502,431
                                    ================  ================  ================  ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,774,012  $      2,129,181   $      1,289,428  $        952,581
   Net realized gains (losses)....         (126,236)         (108,055)            833,937            40,190
   Change in unrealized gains
     (losses) on investments......       (6,456,221)         4,954,438        (2,926,902)         2,001,494
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,808,445)         6,975,564          (803,537)         2,994,265
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,367,597         9,707,112          4,381,285         2,147,683
   Net transfers (including
     fixed account)...............        35,972,097        51,418,453          8,341,934         6,751,669
   Contract charges...............       (2,855,104)       (2,153,905)          (712,128)         (621,824)
   Transfers for contract benefits
     and terminations.............      (19,044,499)      (15,043,074)        (5,777,255)       (4,908,655)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        35,440,091        43,928,586          6,233,836         3,368,873
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,631,646        50,904,150          5,430,299         6,363,138
NET ASSETS:
   Beginning of year..............       213,475,999       162,571,849         63,615,045        57,251,907
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    245,107,645  $    213,475,999   $     69,045,344  $     63,615,045
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (237,170)  $      (221,645)  $         21,337  $        (2,636)
   Net realized gains (losses)....         3,380,193         1,124,532           294,376           921,265
   Change in unrealized gains
     (losses) on investments......       (2,490,455)            32,868         (639,612)         (583,420)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           652,568           935,755         (323,899)           335,209
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           702,398           465,737           590,441           187,882
   Net transfers (including
     fixed account)...............           113,015         (848,033)           157,108           257,815
   Contract charges...............         (124,569)         (110,785)             (156)             (155)
   Transfers for contract benefits
     and terminations.............       (1,728,698)       (1,028,588)         (476,050)         (372,113)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,037,854)       (1,521,669)           271,343            73,429
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (385,286)         (585,914)          (52,556)           408,638
NET ASSETS:
   Beginning of year..............        14,686,428        15,272,342         4,201,564         3,792,926
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,301,142  $     14,686,428  $      4,149,008  $      4,201,564
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       MSF BLACKROCK MONEY MARKET         MSF FRONTIER MID CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (6,027,107)  $    (6,766,906)  $    (1,351,696)  $    (1,322,869)
   Net realized gains (losses)....               --                --        14,193,562         9,730,209
   Change in unrealized gains
     (losses) on investments......               --                --      (11,177,142)       (1,239,505)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (6,027,107)       (6,766,906)         1,664,724         7,167,835
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       38,032,970        16,019,042           560,464           593,698
   Net transfers (including
     fixed account)...............       72,942,198        38,236,997         (742,070)       (3,064,927)
   Contract charges...............      (4,210,469)       (4,868,193)         (814,235)         (703,442)
   Transfers for contract benefits
     and terminations.............     (98,033,180)     (108,077,463)       (8,311,622)       (6,346,789)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        8,731,519      (58,689,617)       (9,307,463)       (9,521,460)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        2,704,412      (65,456,523)       (7,642,739)       (2,353,625)
NET ASSETS:
   Beginning of year..............      395,886,367       461,342,890        81,297,538        83,651,163
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   398,590,779  $    395,886,367  $     73,654,799  $     81,297,538
                                    ===============  ================  ================  ================


                                           MSF JENNISON GROWTH         MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,255,608)  $    (8,604,142)  $      (234,690)  $      (241,088)
   Net realized gains (losses)....      100,462,145        57,107,511         1,994,940         2,320,935
   Change in unrealized gains
     (losses) on investments......     (47,555,352)      (11,083,979)       (2,197,811)       (1,853,055)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       44,651,185        37,419,390         (437,561)           226,792
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,569,781         2,880,660           422,787           156,508
   Net transfers (including
     fixed account)...............     (26,498,929)      (44,484,377)          (62,478)         (366,480)
   Contract charges...............      (4,176,518)       (4,133,996)         (186,706)         (175,842)
   Transfers for contract benefits
     and terminations.............     (45,499,489)      (48,285,573)         (691,869)         (745,280)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (72,605,155)      (94,023,286)         (518,266)       (1,131,094)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (27,953,970)      (56,603,896)         (955,827)         (904,302)
NET ASSETS:
   Beginning of year..............      529,020,323       585,624,219        13,706,471        14,610,773
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   501,066,353  $    529,020,323  $     12,750,644  $     13,706,471
                                    ===============  ================  ================  ================

                                                   MSF
                                     LOOMIS SAYLES SMALL CAP GROWTH      MSF MET/ARTISAN MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2015              2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (3,584)  $        (2,894)  $    (1,466,298)  $    (2,770,312)
   Net realized gains (losses)....           47,572            33,035        32,839,034         9,182,228
   Change in unrealized gains
     (losses) on investments......         (43,867)          (27,964)      (55,970,793)       (6,138,938)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              121             2,177      (24,598,057)           272,978
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           17,612            34,767         1,435,147         2,279,317
   Net transfers (including
     fixed account)...............           23,125            33,954       (3,489,375)      (15,880,836)
   Contract charges...............          (1,118)             (817)       (1,479,616)       (1,707,607)
   Transfers for contract benefits
     and terminations.............          (4,466)           (3,450)      (21,273,771)      (26,349,339)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           35,153            64,454      (24,807,615)      (41,658,465)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           35,274            66,631      (49,405,672)      (41,385,487)
NET ASSETS:
   Beginning of year..............          293,433           226,802       244,385,523       285,771,010
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $       328,707  $        293,433  $    194,979,851  $    244,385,523
                                    ===============  ================  ================  ================

                                           MSF MET/DIMENSIONAL
                                       INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT
                                    ---------------------------------
                                         2015              2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        48,982  $        265,996
   Net realized gains (losses)....        9,734,312         4,114,623
   Change in unrealized gains
     (losses) on investments......      (7,397,341)       (9,176,434)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,385,953       (4,795,815)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          899,458           815,496
   Net transfers (including
     fixed account)...............        6,674,328           191,200
   Contract charges...............        (620,871)         (593,152)
   Transfers for contract benefits
     and terminations.............      (4,404,157)       (3,606,060)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        2,548,758       (3,192,516)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        4,934,711       (7,988,331)
NET ASSETS:
   Beginning of year..............       58,174,088        66,162,419
                                    ---------------  ----------------
   End of year....................  $    63,108,799  $     58,174,088
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        193,571  $        (93,420)  $   (60,476,835)  $    (56,436,952)
   Net realized gains (losses).....         1,389,983            589,830       270,937,811         14,979,444
   Change in unrealized gains
     (losses) on investments.......       (2,880,050)           (85,239)     (322,220,355)        181,094,658
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,296,496)            411,171     (111,759,379)        139,637,150
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,053,677            365,589        24,369,785         12,615,751
   Net transfers (including
     fixed account)................        27,590,957         35,836,944     (213,524,358)      5,139,621,026
   Contract charges................         (543,349)          (223,118)      (49,617,104)       (34,412,284)
   Transfers for contract benefits
     and terminations..............       (3,923,720)        (2,200,451)     (392,793,086)      (273,737,211)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        25,177,565         33,778,964     (631,564,763)      4,844,087,282
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        23,881,069         34,190,135     (743,324,142)      4,983,724,432
NET ASSETS:
   Beginning of year...............        41,687,543          7,497,408     4,991,456,808          7,732,376
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     65,568,612  $      41,687,543  $  4,248,132,666  $   4,991,456,808
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 60      MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (74,908,862)  $    (82,508,224)  $   (80,359,716)  $    (72,919,925)
   Net realized gains (losses).....       481,588,073         19,715,684       310,019,865         18,208,146
   Change in unrealized gains
     (losses) on investments.......     (594,962,543)        325,337,909     (421,371,788)        313,139,176
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (188,283,332)        262,545,369     (191,711,639)        258,427,397
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        51,082,227         24,283,519        38,874,727         24,181,255
   Net transfers (including
     fixed account)................     (102,720,147)      7,634,512,209      (40,164,388)      6,518,639,731
   Contract charges................      (74,049,982)       (48,104,618)      (61,430,326)       (40,179,976)
   Transfers for contract benefits
     and terminations..............     (546,730,912)      (389,900,744)     (439,432,331)      (310,434,847)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (672,418,814)      7,220,790,366     (502,152,318)      6,192,206,163
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (860,702,146)      7,483,335,735     (693,863,957)      6,450,633,560
NET ASSETS:
   Beginning of year...............     7,527,991,156         44,655,421     6,507,894,347         57,260,787
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  6,667,289,010  $   7,527,991,156  $  5,814,030,390  $   6,507,894,347
                                     ================  =================  ================  =================

                                       MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (669,052)  $       (819,673)  $      (347,601)  $      (765,841)
   Net realized gains (losses).....        11,113,039         11,559,694        54,311,839        38,987,719
   Change in unrealized gains
     (losses) on investments.......      (15,667,437)        (1,212,992)      (57,710,605)        23,647,160
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,223,450)          9,527,029       (3,746,367)        61,869,038
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,977,751          3,512,620        11,741,788         7,247,240
   Net transfers (including
     fixed account)................         3,888,248        (1,166,141)       (7,225,683)        32,842,922
   Contract charges................       (1,048,036)        (1,039,460)       (4,442,697)       (3,860,753)
   Transfers for contract benefits
     and terminations..............       (9,847,097)        (8,982,254)      (53,641,340)      (48,542,701)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,029,134)        (7,675,235)      (53,567,932)      (12,313,292)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,252,584)          1,851,794      (57,314,299)        49,555,746
NET ASSETS:
   Beginning of year...............       127,735,872        125,884,078       610,830,233       561,274,487
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    121,483,288  $     127,735,872  $    553,515,934  $    610,830,233
                                     ================  =================  ================  ================

                                           MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        419,715  $        314,570
   Net realized gains (losses).....         1,095,835         1,124,465
   Change in unrealized gains
     (losses) on investments.......       (2,338,023)         1,597,039
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (822,473)         3,036,074
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,643,867         2,026,445
   Net transfers (including
     fixed account)................         1,396,264           695,451
   Contract charges................         (284,691)         (252,458)
   Transfers for contract benefits
     and terminations..............       (5,431,228)       (5,732,469)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,675,788)       (3,263,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,498,261)         (226,957)
NET ASSETS:
   Beginning of year...............        45,817,455        46,044,412
                                     ----------------  ----------------
   End of year.....................  $     42,319,194  $     45,817,455
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,273,415  $       (57,616)  $     1,740,713  $        991,218
   Net realized gains (losses)....        43,175,247        18,672,716          673,901         2,887,187
   Change in unrealized gains
     (losses) on investments......      (49,745,547)         2,950,546      (5,975,929)      (11,944,228)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,296,885)        21,565,646      (3,561,315)       (8,065,823)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,166,108         3,231,894        4,624,296         2,309,427
   Net transfers (including
     fixed account)...............        17,714,601       (9,606,231)        6,652,908         4,727,833
   Contract charges...............       (2,641,500)       (2,466,657)      (1,032,788)         (974,058)
   Transfers for contract benefits
     and terminations.............      (20,453,721)      (17,796,650)      (8,003,438)       (8,971,260)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,214,512)      (26,637,644)        2,240,978       (2,908,058)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,511,397)       (5,071,998)      (1,320,337)      (10,973,881)
NET ASSETS:
   Beginning of year..............       255,401,966       260,473,964      101,223,288       112,197,169
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    249,890,569  $    255,401,966  $    99,902,951  $    101,223,288
                                    ================  ================  ===============  ================


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2015              2014            2015              2014
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,005,253)  $   (2,176,457)  $     (772,570)  $      (798,862)
   Net realized gains (losses)....         5,492,282        4,329,229       14,703,805         8,367,458
   Change in unrealized gains
     (losses) on investments......       (4,849,556)      (5,677,025)     (21,801,085)       (3,199,788)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,362,527)      (3,524,253)      (7,869,850)         4,368,808
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,474,898        1,992,969        3,655,588         2,652,120
   Net transfers (including
     fixed account)...............       (3,545,710)      (5,425,832)        1,761,396         5,859,193
   Contract charges...............       (1,236,383)      (1,280,963)      (1,338,539)       (1,176,186)
   Transfers for contract benefits
     and terminations.............      (13,484,634)     (13,905,156)     (11,537,242)       (7,916,247)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,791,829)     (18,618,982)      (7,458,797)         (581,120)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,154,356)     (22,143,235)     (15,328,647)         3,787,688
NET ASSETS:
   Beginning of year..............       150,104,225      172,247,460      144,858,146       141,070,458
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $    131,949,869  $   150,104,225  $   129,529,499  $    144,858,146
                                    ================  ===============  ===============  ================

                                                   MSF                                MSF
                                     T. ROWE PRICE LARGE CAP GROWTH     T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,957,599)  $   (2,482,158)  $      (160,395)  $      (153,247)
   Net realized gains (losses)....        34,270,652       14,393,834         1,535,562         1,464,690
   Change in unrealized gains
     (losses) on investments......      (16,807,403)      (1,397,928)       (1,319,353)         (830,342)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,505,650       10,513,748            55,814           481,101
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,861,358        2,948,471         1,208,773           281,198
   Net transfers (including
     fixed account)...............        65,812,017       17,437,802         1,417,304         (504,932)
   Contract charges...............       (1,679,181)      (1,330,553)          (67,963)          (62,439)
   Transfers for contract benefits
     and terminations.............      (17,010,364)     (14,540,202)         (775,788)         (741,321)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,983,830        4,515,518         1,782,326       (1,027,494)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        66,489,480       15,029,266         1,838,140         (546,393)
NET ASSETS:
   Beginning of year..............       166,959,337      151,930,071         9,976,420        10,522,813
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    233,448,817  $   166,959,337  $     11,814,560  $      9,976,420
                                    ================  ===============  ================  ================

                                                   MSF
                                    VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,169,677)  $    (1,294,356)
   Net realized gains (losses)....      (1,908,883)         1,787,878
   Change in unrealized gains
     (losses) on investments......     (29,752,057)      (19,515,189)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (32,830,617)      (19,021,667)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          905,618           402,973
   Net transfers (including
     fixed account)...............       23,947,255         8,185,185
   Contract charges...............      (1,200,210)       (1,298,545)
   Transfers for contract benefits
     and terminations.............      (5,238,300)       (5,429,317)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       18,414,363         1,860,296
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (14,416,254)      (17,161,371)
NET ASSETS:
   Beginning of year..............       89,288,128       106,449,499
                                    ---------------  ----------------
   End of year....................  $    74,871,874  $     89,288,128
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF WESTERN ASSET MANAGEMENT              MSF WESTERN ASSET
                                       STRATEGIC BOND OPPORTUNITIES         MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,666  $            (5)  $      1,639,088  $        697,614
   Net realized gains (losses)....              (74)                --          (87,820)           (3,865)
   Change in unrealized gains
     (losses) on investments......           (7,019)                48       (4,546,618)         2,454,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,427)                43       (2,995,350)         3,147,960
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,520            12,700         4,788,989         5,112,381
   Net transfers (including
     fixed account)...............            89,485                --        14,987,445         2,857,487
   Contract charges...............                --                --       (3,201,899)       (3,072,371)
   Transfers for contract benefits
     and terminations.............              (11)                --      (21,366,180)      (23,830,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           187,994            12,700       (4,791,645)      (18,932,686)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           182,567            12,743       (7,786,995)      (15,784,726)
NET ASSETS:
   Beginning of year..............            12,743                --       276,085,662       291,870,388
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        195,310  $         12,743  $    268,298,667  $    276,085,662
                                    ================  ================  ================  ================

                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        287,887  $    (6,367,120)  $           (75)  $           (88)
   Net realized gains (losses)....       210,355,423        91,018,865             1,363             1,471
   Change in unrealized gains
     (losses) on investments......     (207,207,827)      (33,491,386)           (1,296)           (1,551)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,435,483        51,160,359               (8)             (168)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,414,204         3,408,051                --                --
   Net transfers (including
     fixed account)...............      (35,779,438)      (44,285,835)                --                --
   Contract charges...............       (4,607,450)       (4,874,727)                --                --
   Transfers for contract benefits
     and terminations.............      (47,777,157)      (54,954,173)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,749,841)     (100,706,684)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,314,358)      (49,546,325)           (1,791)           (1,978)
NET ASSETS:
   Beginning of year..............       609,015,113       658,561,438             9,013            10,991
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    527,700,755  $    609,015,113  $          7,222  $          9,013
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND              MAIN STREET SMALL CAP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            216  $            347  $      (857,651)  $      (875,296)
   Net realized gains (losses)....             (275)             (267)        21,226,168        21,968,724
   Change in unrealized gains
     (losses) on investments......                29               416      (28,993,857)       (9,177,366)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (30)               496       (8,625,340)        11,916,062
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         2,437,344         3,589,850
   Net transfers (including
     fixed account)...............                --                --       (2,506,338)       (3,769,755)
   Contract charges...............                --                --       (1,313,735)       (1,193,884)
   Transfers for contract benefits
     and terminations.............             (839)             (796)       (7,209,455)       (7,121,166)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (839)             (796)       (8,592,184)       (8,494,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (869)             (300)      (17,217,524)         3,421,107
NET ASSETS:
   Beginning of year..............             8,346             8,646       126,466,514       123,045,407
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          7,477  $          8,346  $    109,248,990  $    126,466,514
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (504)  $          (589)
   Net realized gains (losses)....            18,609             5,285
   Change in unrealized gains
     (losses) on investments......          (16,156)             4,566
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             1,949             9,262
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,521)             2,046
NET ASSETS:
   Beginning of year..............           106,085           104,039
                                    ----------------  ----------------
   End of year....................  $        104,564  $        106,085
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                       PIMCO VIT
                                            OPPENHEIMER VA MONEY             COMMODITYREALRETURN STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015            2014 (a)
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (50)  $           (53)  $          1,234  $              11
   Net realized gains (losses).....                 --                --           (4,694)                 --
   Change in unrealized gains
     (losses) on investments.......                 --                --          (56,415)            (1,741)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (50)              (53)          (59,875)            (1,730)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           279,525             14,900
   Net transfers (including
     fixed account)................                 --                --            38,967                 --
   Contract charges................                 --                --               (3)                 --
   Transfers for contract benefits
     and terminations..............              (151)             (154)          (21,699)                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (151)             (154)           296,790             14,900
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (201)             (207)           236,915             13,170
NET ASSETS:
   Beginning of year...............              3,793             4,000            13,170                 --
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           3,592  $          3,793  $        250,085  $          13,170
                                     =================  ================  ================  =================


                                       PIMCO VIT EMERGING MARKETS BOND       PIMCO VIT UNCONSTRAINED BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015            2014 (a)             2015             2014 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          8,655  $              29  $          5,688  $              --
   Net realized gains (losses).....             1,363                 --             (255)                 --
   Change in unrealized gains
     (losses) on investments.......          (28,200)                 76          (13,479)                (4)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (18,182)                105           (8,046)                (4)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           401,043             15,098           236,532              4,763
   Net transfers (including
     fixed account)................            27,329                 --            61,782                 --
   Contract charges................               (2)                 --               (6)                 --
   Transfers for contract benefits
     and terminations..............          (18,594)                (1)          (13,158)                 --
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           409,776             15,097           285,150              4,763
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           391,594             15,202           277,104              4,759
NET ASSETS:
   Beginning of year...............            15,202                 --             4,759                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        406,796  $          15,202  $        281,863  $           4,759
                                     ================  =================  ================  =================


                                          PIONEER VCT MID CAP VALUE        PIONEER VCT REAL ESTATE SHARES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2015              2014              2015               2014
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (582,428)  $      (535,991)  $           1,096  $          1,768
   Net realized gains (losses).....         9,032,785        11,686,087             38,298            47,876
   Change in unrealized gains
     (losses) on investments.......      (13,899,812)       (2,093,671)           (31,282)            16,387
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,449,455)         9,056,425              8,112            66,031
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,033,056         2,291,113              3,056               305
   Net transfers (including
     fixed account)................         (692,772)       (1,539,510)           (13,623)          (41,306)
   Contract charges................         (665,918)         (602,056)            (2,978)           (3,087)
   Transfers for contract benefits
     and terminations..............       (6,137,579)       (6,203,018)            (3,545)          (24,717)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,463,213)       (6,053,471)           (17,090)          (68,805)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (10,912,668)         3,002,954            (8,978)           (2,774)
NET ASSETS:
   Beginning of year...............        74,902,996        71,900,042            249,879           252,653
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     63,990,328  $     74,902,996  $         240,901  $        249,879
                                     ================  ================  =================  ================


                                         T. ROWE PRICE GROWTH STOCK
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (66,257)  $        (68,593)
   Net realized gains (losses).....          1,195,637          1,582,180
   Change in unrealized gains
     (losses) on investments.......          (416,328)          (938,069)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            713,052            575,518
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            221,245            239,809
   Net transfers (including
     fixed account)................          (580,009)          (718,459)
   Contract charges................            (1,330)            (1,508)
   Transfers for contract benefits
     and terminations..............          (805,724)          (922,810)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,165,818)        (1,402,968)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (452,766)          (827,450)
NET ASSETS:
   Beginning of year...............          7,511,742          8,339,192
                                     -----------------  -----------------
   End of year.....................  $       7,058,976  $       7,511,742
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      T. ROWE PRICE INTERNATIONAL STOCK        T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (526)  $           1,560  $         (4,409)  $         (5,357)
   Net realized gains (losses).....             33,135             23,491                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (36,641)           (35,473)                 --                 --
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (4,032)           (10,422)            (4,409)            (5,357)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             14,912             33,720                 --                 --
   Net transfers (including
     fixed account)................           (98,531)           (46,190)              2,822             24,583
   Contract charges................              (109)              (139)              (131)              (128)
   Transfers for contract benefits
     and terminations..............          (117,510)            (9,346)           (15,458)           (63,332)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (201,238)           (21,955)           (12,767)           (38,877)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (205,270)           (32,377)           (17,176)           (44,234)
NET ASSETS:
   Beginning of year...............            623,024            655,401            514,215            558,449
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         417,754  $         623,024  $         497,039  $         514,215
                                     =================  =================  =================  =================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                UIF GLOBAL INFRASTRUCTURE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2015               2014               2015            2014 (a)
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (987)  $         (1,774)  $            201  $             (4)
   Net realized gains (losses).....             27,006             44,532            14,300                 --
   Change in unrealized gains
     (losses) on investments.......           (33,756)           (24,999)          (52,813)                 44
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (7,737)             17,759          (38,312)                 40
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --              1,080           309,552              8,425
   Net transfers (including
     fixed account)................              2,550           (33,535)            88,579                 --
   Contract charges................              (112)              (128)               (5)                 --
   Transfers for contract benefits
     and terminations..............           (32,709)           (23,622)          (22,594)                 --
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (30,271)           (56,205)           375,532              8,425
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (38,008)           (38,446)           337,220              8,465
NET ASSETS:
   Beginning of year...............            253,840            292,286             8,465                 --
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $         215,832  $         253,840  $        345,685  $           8,465
                                     =================  =================  ================  =================


                                     VAN ECK VIP LONG/SHORT EQUITY INDEX
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015            2014 (a)
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,955)  $           (10)
   Net realized gains (losses).....               302                --
   Change in unrealized gains
     (losses) on investments.......           (6,810)                80
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (8,463)                70
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           227,796            16,699
   Net transfers (including
     fixed account)................            27,028                --
   Contract charges................               (5)                --
   Transfers for contract benefits
     and terminations..............           (2,806)                --
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           252,013            16,699
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           243,550            16,769
NET ASSETS:
   Beginning of year...............            16,769                --
                                     ----------------  ----------------
   End of year.....................  $        260,319  $         16,769
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc.
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2015:

Alger Small Cap Growth Sub-Account                       LMPVET Permal Alternative Select VIT Sub-Account
American Funds Bond Sub-Account                          LMPVET QS Legg Mason Variable Conservative
American Funds Global Growth Sub-Account                    Growth Sub-Account
American Funds Global Small Capitalization               LMPVET QS Legg Mason Variable Growth
   Sub-Account (a)                                          Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Legg Mason Variable Moderate Growth
American Funds Growth-Income Sub-Account                    Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVIT Western Asset Variable Global High Yield
Deutsche I CROCI International Sub-Account                  Bond Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Investors Trust Sub-Account
Federated Kaufman Sub-Account                            MFS VIT New Discovery Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MFS VIT Research Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account                   MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP FundsManager 50% Sub-Account                   Plus Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Balanced Allocation
Fidelity VIP Government Money Market                        Sub-Account
   Sub-Account (a)                                       MIST American Funds Growth Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Growth Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST American Funds Moderate Allocation
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST AQR Global Risk Balanced Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Small Cap Value VIP Sub-Account             Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST BlackRock High Yield Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Clarion Global Real Estate Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST ClearBridge Aggressive Growth Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Comstock Sub-Account
Ivy Funds VIP Asset Strategy Sub-Account                 MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Appreciation Sub-            MIST JPMorgan Global Active Allocation
   Account                                                  Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account (a)                                       MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Met/Artisan International Sub-Account (b)
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth                Sub-Account
   Sub-Account                                           MIST Met/Templeton International Bond Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 40 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Multi-Index Targeted Risk                     MSF MetLife Asset Allocation 80 Sub-Account
   Sub-Account                                             MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF MFS Total Return Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Value Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MSCI EAFE Index Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Neuberger Berman Genesis Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          MSF Van Eck Global Natural Resources Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              MSF Western Asset Management Strategic Bond
MIST Pyramis Government Income Sub-Account                   Opportunities Sub-Account
MIST Pyramis Managed Risk Sub-Account                      MSF Western Asset Management U.S. Government
MIST Schroders Global Multi-Asset Sub-Account                Sub-Account (a)
MIST SSGA Growth and Income ETF Sub-Account                MSF WMC Core Equity Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           Neuberger Berman Genesis Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Core Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Oppenheimer VA Main Street Small Cap Sub-Account (a)
MIST TCW Core Fixed Income Sub-Account (b)                 Oppenheimer VA Main Street Sub-Account
MIST WMC Large Cap Research Sub-Account (a)                Oppenheimer VA Money Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    PIMCO VIT CommodityRealReturn Strategy
MSF Barclays Aggregate Bond Index Sub-Account (a)            Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  PIMCO VIT Emerging Markets Bond Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT Unconstrained Bond Sub-Account
MSF BlackRock Large Cap Value Sub-Account (a)              Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    T. Rowe Price Growth Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price International Stock Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account
MSF Met/Dimensional International Small Company            UIF Global Infrastructure Sub-Account
   Sub-Account                                             Van Eck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2015.

B. The following Sub-Accounts had no net assets as of December 31, 2015:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                                New Name

ClearBridge Variable Equity Income Portfolio               ClearBridge Variable Dividend Strategy Portfolio
Deutsche International VIP Portfolio                       Deutsche CROCI International VIP Portfolio
Fidelity VIP Money Market Portfolio                        Fidelity VIP Government Money Market Portfolio
Legg Mason Variable Lifestyle Allocation 50% Portfolio     QS Legg Mason Variable Conservative Growth Portfolio
Legg Mason Variable Lifestyle Allocation 70% Portfolio     QS Legg Mason Variable Moderate Growth Portfolio
Legg Mason Variable Lifestyle Allocation 85% Portfolio     QS Legg Mason Variable Growth Portfolio
(MIST) AllianceBernstein Global Dynamic Allocation         (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio                (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                           (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     Alger Small Cap Growth Sub-Account........................      2,355,066        63,230,291       14,378,495          7,710,796
     American Funds Bond Sub-Account...........................     13,848,018       148,136,456       13,072,626         12,884,479
     American Funds Global Growth Sub-Account..................     11,479,552       259,370,639       36,423,899         35,777,060
     American Funds Global Small Capitalization Sub-Account....      4,734,263        96,212,103       13,833,933         14,335,412
     American Funds Growth Sub-Account.........................     11,140,425       631,373,024      171,472,025        122,256,344
     American Funds Growth-Income Sub-Account..................      7,958,496       305,334,067       62,606,723         40,545,837
     BlackRock Global Allocation V.I. Sub-Account..............        120,164         1,685,370        1,708,559             31,985
     Deutsche I CROCI International Sub-Account................      1,747,776        17,400,918          989,610          2,027,079
     Federated High Income Bond Sub-Account....................          3,936            27,557            1,489                698
     Federated Kaufman Sub-Account.............................          2,753            39,439            6,922              2,334
     Fidelity VIP Asset Manager Sub-Account....................      4,830,719        74,719,511        7,432,256          9,603,851
     Fidelity VIP Contrafund Sub-Account.......................     17,226,912       447,161,128       80,233,934         73,105,222
     Fidelity VIP Equity-Income Sub-Account....................        242,382         5,459,115          686,031            515,628
     Fidelity VIP FundsManager 50% Sub-Account.................    371,873,644     4,381,466,033    1,079,415,286         28,130,144
     Fidelity VIP FundsManager 60% Sub-Account.................    333,518,033     3,324,168,601      319,226,940        326,627,104
     Fidelity VIP Government Money Market Sub-Account..........     49,654,026        49,654,026      214,882,162        216,175,794
     Fidelity VIP Growth Sub-Account...........................      2,447,543        95,074,592        6,238,361         18,991,462
     Fidelity VIP Index 500 Sub-Account........................        301,430        39,631,209        1,320,771          8,883,075
     Fidelity VIP Mid Cap Sub-Account..........................     12,607,119       376,704,644       55,223,784         40,357,611
     Fidelity VIP Overseas Sub-Account.........................        241,918         4,431,293          208,962            661,206
     FTVIPT Franklin Income VIP Sub-Account....................     17,838,182       269,353,824       15,932,938         24,835,508
     FTVIPT Franklin Mutual Shares VIP Sub-Account.............      6,677,684       117,476,711       14,265,416         18,711,725
     FTVIPT Franklin Small Cap Value VIP Sub-Account...........      6,278,204       106,432,174       20,500,049          8,675,899
     FTVIPT Templeton Foreign VIP Sub-Account..................      5,000,181        74,818,868        8,417,023          6,791,064
     FTVIPT Templeton Global Bond VIP Sub-Account..............     14,090,743       258,392,860       23,316,811         19,951,628
     Invesco V.I. American Franchise Sub-Account...............            261            14,493            2,369              3,166
     Invesco V.I. Core Equity Sub-Account......................          5,064           134,103           21,748             50,446
     Invesco V.I. Equity and Income Sub-Account................     38,323,734       554,012,164       79,369,995         50,724,279
     Invesco V.I. Growth and Income Sub-Account................            332             6,025            1,245                220
     Invesco V.I. International Growth Sub-Account.............      7,759,970       211,494,664        6,809,371         16,238,646
     Ivy Funds VIP Asset Strategy Sub-Account..................         38,262           377,484          337,509              4,875
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account.............................................     11,449,074       218,687,230       44,318,103         21,671,149
     LMPVET ClearBridge Variable Appreciation Sub-Account......     11,563,347       297,140,955       19,313,650         36,226,822
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account.............................................     12,389,916       143,095,024        8,598,187         15,460,650
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account.............................................        184,088         3,342,169          633,413          1,287,819
     LMPVET ClearBridge Variable Large Cap Value Sub-Account...        421,201         7,154,101        1,388,095          1,940,924
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account.............................................      4,849,452        85,464,744        4,887,578         11,925,433
     LMPVET Permal Alternative Select VIT Sub-Account..........      1,085,601        10,958,708       10,339,484             21,046
     LMPVET QS Legg Mason Variable Conservative Growth
       Sub-Account.............................................      2,717,825        34,138,089        3,812,743          6,641,794
     LMPVET QS Legg Mason Variable Growth Sub-Account..........      5,923,610        73,275,861       12,292,737          8,652,189
     LMPVET QS Legg Mason Variable Moderate Growth
       Sub-Account.............................................         91,574         1,033,097           31,688            639,181
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account.............................................     13,268,235       106,937,599        7,331,659         10,244,244
     MFS VIT Investors Trust Sub-Account.......................            334             6,652            1,088                765
     MFS VIT New Discovery Sub-Account.........................          2,537            39,044            1,295                582
     MFS VIT Research Sub-Account..............................            982            17,782            2,213                585
     MIST AB Global Dynamic Allocation Sub-Account.............    288,512,336     2,919,562,798      260,836,817        223,104,319

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................      5,920,933       62,871,167       44,540,840           598,037
     MIST American Funds Balanced Allocation Sub-Account........    312,104,374    2,841,982,768      227,325,371       288,560,524
     MIST American Funds Growth Allocation Sub-Account..........    183,397,189    1,563,853,828      167,031,275       126,070,038
     MIST American Funds Growth Sub-Account.....................     52,907,778      471,460,074       79,315,113        64,917,625
     MIST American Funds Moderate Allocation Sub-Account........    158,822,590    1,476,078,863      104,883,641       174,155,461
     MIST AQR Global Risk Balanced Sub-Account..................    290,506,782    3,059,376,698      433,594,405       308,707,771
     MIST BlackRock Global Tactical Strategies Sub-Account......    496,435,880    4,905,277,414      325,778,125       319,069,872
     MIST BlackRock High Yield Sub-Account......................     29,547,286      241,598,082       49,935,479        47,109,047
     MIST Clarion Global Real Estate Sub-Account................     24,620,287      280,578,869       17,278,764        42,865,609
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,363,255      345,778,882       39,512,396        90,085,220
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     12,472,799      165,934,368       46,523,802        30,587,208
     MIST Harris Oakmark International Sub-Account..............     45,158,699      648,599,666      109,629,939        69,903,628
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     84,648,132      873,291,275      121,666,512        58,313,665
     MIST Invesco Comstock Sub-Account..........................     50,308,258      592,057,144       51,225,077        71,700,737
     MIST Invesco Mid Cap Value Sub-Account.....................     14,120,348      236,999,707       41,798,086        18,328,248
     MIST Invesco Small Cap Growth Sub-Account..................     20,461,190      296,713,941       95,143,203        29,839,297
     MIST JPMorgan Core Bond Sub-Account........................     33,204,964      347,591,755       31,324,503        39,338,685
     MIST JPMorgan Global Active Allocation Sub-Account.........     90,405,180      985,230,242      196,958,449        38,121,134
     MIST JPMorgan Small Cap Value Sub-Account..................      1,528,136       21,546,244        3,305,310         3,687,274
     MIST Loomis Sayles Global Markets Sub-Account..............     10,803,168      128,690,247        8,777,019        24,580,444
     MIST Lord Abbett Bond Debenture Sub-Account................     17,430,948      214,320,076       42,083,741        50,886,390
     MIST Met/Artisan International Sub-Account (a).............         12,610          125,033          135,399             9,602
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,533,577       67,764,150        9,340,487        16,238,390
     MIST Met/Franklin Low Duration Total Return Sub-Account....     16,525,442      164,324,813       30,507,040        39,519,046
     MIST Met/Templeton International Bond Sub-Account..........      4,282,038       49,373,238        6,435,555         5,589,698
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,918,511      489,142,043       61,521,639        61,922,073
     MIST MetLife Balanced Plus Sub-Account.....................    644,431,730    6,613,133,710      662,144,626       407,850,330
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     54,546,593      630,215,516      246,983,041         2,764,956
     MIST MetLife Small Cap Value Sub-Account...................     18,899,246      266,621,503      100,132,135        42,565,106
     MIST MFS Emerging Markets Equity Sub-Account...............     45,249,982      437,241,988       34,510,262        30,147,263
     MIST MFS Research International Sub-Account................     26,245,169      284,876,446       20,404,499        24,547,796
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,562,115      157,094,455        5,038,569        13,766,717
     MIST Oppenheimer Global Equity Sub-Account.................      3,202,483       56,260,471        2,530,473        10,510,744
     MIST PanAgora Global Diversified Risk Sub-Account..........      2,195,832       22,668,341       14,204,563         1,790,375
     MIST PIMCO Inflation Protected Bond Sub-Account............     68,786,884      751,593,799       45,925,286        88,368,243
     MIST PIMCO Total Return Sub-Account........................    140,389,103    1,654,651,441      175,985,035       293,803,806
     MIST Pioneer Fund Sub-Account..............................     22,046,448      292,593,443       43,253,920        31,796,616
     MIST Pioneer Strategic Income Sub-Account..................     87,455,977      927,996,105      112,105,542       101,414,610
     MIST Pyramis Government Income Sub-Account.................     61,476,853      659,420,980      126,643,040       144,217,112
     MIST Pyramis Managed Risk Sub-Account......................     32,529,415      359,164,091      215,549,683         8,786,462
     MIST Schroders Global Multi-Asset Sub-Account..............     49,944,342      548,231,348      111,532,405        12,859,590
     MIST SSGA Growth and Income ETF Sub-Account................    119,135,707    1,305,264,133      120,027,651       143,349,952
     MIST SSGA Growth ETF Sub-Account...........................     41,388,322      435,694,559       60,261,483        47,114,956
     MIST T. Rowe Price Large Cap Value Sub-Account.............     21,099,963      563,746,478       32,408,601       113,740,644
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     45,093,243      401,076,245       93,058,605        95,044,351
     MIST TCW Core Fixed Income Sub-Account (b).................          7,357           73,381           75,093             1,708
     MIST WMC Large Cap Research Sub-Account....................      1,128,198       11,283,489        1,965,363         3,043,022
     MSF Baillie Gifford International Stock Sub-Account........     24,415,270      229,188,357       10,842,768        39,778,776
     MSF Barclays Aggregate Bond Index Sub-Account..............     22,956,517      250,608,195       57,821,825        19,607,697
     MSF BlackRock Bond Income Sub-Account......................        658,083       70,367,938       17,395,664         9,154,403
     MSF BlackRock Capital Appreciation Sub-Account.............        392,380       11,511,002        4,375,193         3,117,970
     MSF BlackRock Large Cap Value Sub-Account..................        493,277        4,983,246        1,395,446           747,110

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF BlackRock Money Market Sub-Account.....................      3,985,912      398,591,067      126,936,904       124,232,397
     MSF Frontier Mid Cap Growth Sub-Account....................      2,368,323       71,567,919       21,615,506        20,608,328
     MSF Jennison Growth Sub-Account............................     33,154,108      403,712,116       85,538,611        87,065,387
     MSF Loomis Sayles Small Cap Core Sub-Account...............         52,980       12,359,178        2,471,795         1,441,372
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         26,451          361,787           99,229            20,342
     MSF Met/Artisan Mid Cap Value Sub-Account..................        938,791      203,304,308       34,251,406        31,760,729
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,895,964       69,435,146       20,981,412         8,454,738
     MSF MetLife Asset Allocation 20 Sub-Account................      6,043,200       67,790,811       43,980,658        17,026,698
     MSF MetLife Asset Allocation 40 Sub-Account................    360,316,603    4,387,861,298      277,146,048       711,586,494
     MSF MetLife Asset Allocation 60 Sub-Account................    535,955,717    6,928,365,464      503,014,284       786,519,114
     MSF MetLife Asset Allocation 80 Sub-Account................    417,674,600    5,909,872,568      309,678,085       608,169,393
     MSF MetLife Mid Cap Stock Index Sub-Account................      7,146,688      105,296,144       20,161,196        13,603,764
     MSF MetLife Stock Index Sub-Account........................     12,930,300      415,907,673       75,229,942       103,398,431
     MSF MFS Total Return Sub-Account...........................        253,745       36,901,507        4,688,949         6,945,006
     MSF MFS Value Sub-Account..................................     16,687,326      248,580,734       78,309,212        38,864,054
     MSF MSCI EAFE Index Sub-Account............................      8,403,413      100,466,896       21,980,550        17,998,800
     MSF Neuberger Berman Genesis Sub-Account...................      7,403,566      106,719,568        6,552,183        25,349,227
     MSF Russell 2000 Index Sub-Account.........................      7,366,854      110,885,945       28,464,068        28,108,785
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,418,721      221,668,115      102,485,751        22,088,341
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,452        9,888,921        4,797,316         2,163,411
     MSF Van Eck Global Natural Resources Sub-Account...........      9,916,815      129,097,399       26,080,154         8,835,440
     MSF Western Asset Management Strategic Bond
       Opportunities Sub-Account................................         15,679          202,336          192,611             2,901
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,655,758      272,194,206       23,994,098        27,146,620
     MSF WMC Core Equity Opportunities Sub-Account..............     18,746,732      530,760,360      207,247,955        96,052,317
     Neuberger Berman Genesis Sub-Account.......................            134            5,390              680             1,866
     Oppenheimer VA Core Bond Sub-Account.......................            971            9,795              328               943
     Oppenheimer VA Main Street Small Cap Sub-Account...........      5,189,900       91,354,051       19,896,137        11,672,920
     Oppenheimer VA Main Street Sub-Account.....................          3,576           80,459           21,692             9,674
     Oppenheimer VA Money Sub-Account...........................          3,600            3,600                1               203
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         36,301          308,268          330,596            32,559
     PIMCO VIT Emerging Markets Bond Sub-Account................         34,772          434,957          442,008            21,500
     PIMCO VIT Unconstrained Bond Sub-Account...................         28,416          295,373          304,485            13,549
     Pioneer VCT Mid Cap Value Sub-Account......................      3,421,946       62,349,215        9,778,379         7,760,645
     Pioneer VCT Real Estate Shares Sub-Account.................         12,326          197,573           55,051            43,337
     T. Rowe Price Growth Stock Sub-Account.....................        131,550        4,757,107        1,086,203         1,841,171
     T. Rowe Price International Stock Sub-Account..............         27,340          389,753           77,733           278,418
     T. Rowe Price Prime Reserve Sub-Account....................        497,039          497,039          426,631           443,807
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          8,211          214,678           46,822            58,958
     UIF Global Infrastructure Sub-Account......................         49,040          398,502          413,926            21,414
     Van Eck VIP Long/Short Equity Index Sub-Account............         10,780          267,079          274,098            23,141

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014             2015            2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
Units issued and transferred
   from other funding options....         111,356          162,051          957,597       1,138,757          545,519         958,883
Units redeemed and transferred to
   other funding options.........       (573,381)        (578,312)      (1,131,437)     (1,166,873)      (1,258,668)     (1,098,505)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,297,014       3,375,743        3,527,704        3,937,244
Units issued and transferred
   from other funding options....          395,266         375,100           54,060          132,323
Units redeemed and transferred to
   other funding options.........        (568,586)       (453,829)        (506,207)        (541,863)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,123,694       3,297,014        3,075,557        3,527,704
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........       2,378,568        2,581,885
Units issued and transferred
   from other funding options....         137,901          209,589
Units redeemed and transferred to
   other funding options.........       (336,676)        (412,906)
                                   --------------  ---------------
Units end of year................       2,179,793        2,378,568
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015             2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........              402               --         1,732,959        1,888,612
Units issued and transferred
   from other funding options....           92,990              402            95,371          102,848
Units redeemed and transferred to
   other funding options.........         (16,023)               --         (264,570)        (258,501)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           77,369              402         1,563,760        1,732,959
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015              2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,534            2,545            5,676            5,836
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (31)             (11)            (185)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,503            2,534            5,491            5,676
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,426,360        5,885,530       20,382,633       17,717,451
Units issued and transferred
   from other funding options....          153,576          170,327        3,996,402        5,468,074
Units redeemed and transferred to
   other funding options.........        (659,083)        (629,497)      (2,725,988)      (2,802,892)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,920,853        5,426,360       21,653,047       20,382,633
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          303,711          341,560      268,426,412      158,954,030
Units issued and transferred
   from other funding options....              911            3,835       83,556,244      117,006,306
Units redeemed and transferred to
   other funding options.........         (24,435)         (41,684)     (11,580,065)      (7,533,924)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          280,187          303,711      340,402,591      268,426,412
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET                 FIDELITY VIP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------  ------------------------------  -------------------------------
                                        2015             2014             2015            2014            2015             2014
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      319,425,019      333,151,686       5,894,288       8,307,410       7,538,876        8,194,380
Units issued and transferred
   from other funding options....          457,348          415,030     107,299,143     142,794,372         221,157          316,464
Units redeemed and transferred to
   other funding options.........     (20,236,300)     (14,141,697)   (107,428,684)   (145,207,494)       (917,475)        (971,968)
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year................      299,646,067      319,425,019       5,764,747       5,894,288       6,842,558        7,538,876
                                   ===============  ===============  ==============  ==============  ==============  ===============



                                        FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2015             2014
                                   ---------------  ---------------

Units beginning of year..........        2,778,454        3,091,556
Units issued and transferred
   from other funding options....           11,728           17,659
Units redeemed and transferred to
   other funding options.........        (325,622)        (330,761)
                                   ---------------  ---------------
Units end of year................        2,464,560        2,778,454
                                   ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,445,624        7,792,671          411,275         447,143
Units issued and transferred
   from other funding options....          425,914          669,936           16,903          21,166
Units redeemed and transferred to
   other funding options.........        (973,361)      (1,016,983)         (52,156)        (57,034)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,898,177        7,445,624          376,022         411,275
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,717,186        4,919,666        5,080,687        5,477,366
Units issued and transferred
   from other funding options....         429,783          486,023          225,032          353,975
Units redeemed and transferred to
   other funding options.........       (731,785)        (688,503)        (769,269)        (750,654)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,415,184        4,717,186        4,536,450        5,080,687
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,145,054        9,184,423        2,354,783        2,457,017
Units issued and transferred
   from other funding options....         842,504        1,139,686          310,306          274,424
Units redeemed and transferred to
   other funding options.........     (1,204,116)      (1,179,055)        (382,147)        (376,658)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,783,442        9,145,054        2,282,942        2,354,783
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2015             2014              2015              2014
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,667,617       12,950,902             1,911           22,147
Units issued and transferred
   from other funding options....         1,072,638        1,551,847               277            2,240
Units redeemed and transferred to
   other funding options.........       (1,795,110)      (1,835,132)             (363)         (22,476)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,945,145       12,667,617             1,825            1,911
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           34,703            39,835       30,622,887        31,328,255
Units issued and transferred
   from other funding options....              222                17        2,239,714         3,381,596
Units redeemed and transferred to
   other funding options.........          (7,336)           (5,149)      (3,896,320)       (4,086,964)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           27,589            34,703       28,966,281        30,622,887
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2015              2014              2015             2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              665        13,799,854        8,820,511         8,901,354
Units issued and transferred
   from other funding options....            4,318           379,286          732,708           898,858
Units redeemed and transferred to
   other funding options.........          (4,329)      (14,178,475)      (1,018,727)         (979,701)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              654               665        8,534,492         8,820,511
                                   ===============  ================  ===============  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                    IVY FUNDS VIP ASSET STRATEGY      VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015          2014 (a)          2015             2014            2015             2014
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........            2,575              --      11,333,726       11,979,001        8,268,721       8,604,407
Units issued and transferred
   from other funding options....           18,664           2,575       1,598,334        1,920,641          641,450         851,450
Units redeemed and transferred to
   other funding options.........            (339)              --     (1,840,073)      (2,565,916)      (1,163,243)     (1,187,136)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           20,900           2,575      11,091,987       11,333,726        7,746,928       8,268,721
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY         VARIABLE LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        9,796,222       10,244,154         200,379          242,954
Units issued and transferred
   from other funding options....          936,597        1,214,502           6,846           14,647
Units redeemed and transferred to
   other funding options.........      (1,340,971)      (1,662,434)        (51,225)         (57,222)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,391,848        9,796,222         156,000          200,379
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   ---------------  --------------

Units beginning of year..........          369,225         319,601
Units issued and transferred
   from other funding options....           61,713         102,351
Units redeemed and transferred to
   other funding options.........         (97,661)        (52,727)
                                   ---------------  --------------
Units end of year................          333,277         369,225
                                   ===============  ==============

                                         LMPVET CLEARBRIDGE                  LMPVET PERMAL                LMPVET QS LEGG MASON
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015           2014 (a)          2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,105,606        4,102,827          64,025               --       1,866,299        2,011,433
Units issued and transferred
   from other funding options....         409,903          797,486       1,126,041           64,025         197,334          227,347
Units redeemed and transferred to
   other funding options.........       (697,748)        (794,707)       (111,209)               --       (332,332)        (372,481)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,817,761        4,105,606       1,078,857           64,025       1,731,301        1,866,299
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        LMPVET QS LEGG MASON             LMPVET QS LEGG MASON         LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH          GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015            2014             2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,529,329        4,790,185          98,417          121,395       4,320,147        4,386,878
Units issued and transferred
   from other funding options....         198,570          247,187             697            5,821         404,813          599,910
Units redeemed and transferred to
   other funding options.........       (493,758)        (508,043)        (31,495)         (28,799)       (721,375)        (666,641)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,234,141        4,529,329          67,619           98,417       4,003,585        4,320,147
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,191            3,517            3,178            3,294
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)          (2,326)               --            (116)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,112            1,191            3,178            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,115            8,132      275,344,937     286,256,086
Units issued and transferred
   from other funding options....               --               --       20,797,979      14,726,914
Units redeemed and transferred to
   other funding options.........             (24)          (5,017)     (32,463,925)    (25,638,063)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            3,091            3,115      263,678,991     275,344,937
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015           2014 (b)           2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      18,219,524               --      264,143,945      276,830,535
Units issued and transferred
   from other funding options....      46,238,996       19,099,470       12,343,569       16,871,646
Units redeemed and transferred to
   other funding options.........     (4,657,523)        (879,946)     (30,223,961)     (29,558,236)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      59,800,997       18,219,524      246,263,553      264,143,945
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      142,940,560     147,794,512       71,860,704       59,593,818
Units issued and transferred
   from other funding options....       10,181,343      15,093,995       19,365,787       25,206,532
Units redeemed and transferred to
   other funding options.........     (15,652,280)    (19,947,947)     (13,495,892)     (12,939,646)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      137,469,623     142,940,560       77,730,599       71,860,704
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     137,310,606      147,773,215      265,908,083     295,108,196
Units issued and transferred
   from other funding options....       5,116,512        5,811,912       17,722,524      14,864,956
Units redeemed and transferred to
   other funding options.........    (16,264,533)     (16,274,521)     (42,121,857)    (44,065,069)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     126,162,585      137,310,606      241,508,750     265,908,083
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      463,962,556      487,574,727       9,596,910       10,783,682
Units issued and transferred
   from other funding options....       30,759,555       21,197,067       2,244,487        3,291,085
Units redeemed and transferred to
   other funding options.........     (49,509,088)     (44,809,238)     (2,809,723)      (4,477,857)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      445,213,023      463,962,556       9,031,674        9,596,910
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2015            2014              2015             2014
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       17,245,897       11,099,591        38,472,258      36,299,683
Units issued and transferred
   from other funding options....        2,066,679        9,572,619         7,454,895      15,149,360
Units redeemed and transferred to
   other funding options.........      (3,835,574)      (3,426,313)      (10,229,320)    (12,976,785)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       15,477,002       17,245,897        35,697,833      38,472,258
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,477,599        7,939,384       26,551,192      25,769,452
Units issued and transferred
   from other funding options....          909,368        1,518,268        3,949,293       5,859,747
Units redeemed and transferred to
   other funding options.........      (1,873,196)      (1,980,053)      (5,161,480)     (5,078,007)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,513,771        7,477,599       25,339,005      26,551,192
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      758,894,714      800,860,953       43,175,673      26,889,264
Units issued and transferred
   from other funding options....      110,674,691      107,191,182        3,588,670      23,440,874
Units redeemed and transferred to
   other funding options.........    (120,155,059)    (149,157,421)      (6,812,885)     (7,154,465)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      749,414,346      758,894,714       39,951,458      43,175,673
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332       29,439,490
Units issued and transferred
   from other funding options....       1,471,034        3,350,673       2,126,130        1,937,345       5,583,982        8,988,746
Units redeemed and transferred to
   other funding options.........     (1,090,525)      (1,042,705)     (2,412,545)      (3,116,204)     (6,586,714)      (6,023,904)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     747,266,184      649,853,969       1,417,944        1,455,583      10,444,732       10,842,823
Units issued and transferred
   from other funding options....     183,798,458      170,099,962          82,373          187,504       1,293,487        1,881,971
Units redeemed and transferred to
   other funding options.........   (102,144,907)     (72,687,747)       (212,764)        (225,143)     (2,208,091)      (2,280,062)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                                                      MIST MET/
                                          MIST LORD ABBETT             ARTISAN           MIST MET/EATON VANCE
                                           BOND DEBENTURE           INTERNATIONAL            FLOATING RATE
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------------  --------------  --------------------------------
                                        2015            2014          2015 (c)           2015             2014
                                   --------------  --------------  --------------  ---------------  ---------------

Units beginning of year..........       8,190,115       9,341,018              --        6,743,439        7,519,969
Units issued and transferred
   from other funding options....       1,200,893       1,778,947          13,794        1,401,318        1,914,132
Units redeemed and transferred to
   other funding options.........     (2,154,111)     (2,929,850)         (1,000)      (2,159,428)      (2,690,662)
                                   --------------  --------------  --------------  ---------------  ---------------
Units end of year................       7,236,897       8,190,115          12,794        5,985,329        6,743,439
                                   ==============  ==============  ==============  ===============  ===============



                                           MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014              2015            2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       17,421,682       14,050,793        3,537,497        3,905,329
Units issued and transferred
   from other funding options....        5,572,005        9,769,054          523,212          444,582
Units redeemed and transferred to
   other funding options.........      (6,746,729)      (6,398,165)        (699,593)        (812,414)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,246,958       17,421,682        3,361,116        3,537,497
                                   ===============  ===============  ===============  ===============



                                            MIST METLIFE
                                        ASSET ALLOCATION 100
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2015             2014
                                   ---------------  ---------------

Units beginning of year..........       39,915,870       42,451,280
Units issued and transferred
   from other funding options....        1,828,840        3,131,273
Units redeemed and transferred to
   other funding options.........      (4,601,483)      (5,666,683)
                                   ---------------  ---------------
Units end of year................       37,143,227       39,915,870
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                       MIST METLIFE MULTI-INDEX
                                     MIST METLIFE BALANCED PLUS              TARGETED RISK           MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015             2014            2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........     569,859,186      547,096,627     281,516,918     153,950,143       12,299,087      13,992,716
Units issued and transferred
   from other funding options....      52,530,370       67,969,703     195,537,842     155,759,625          696,285       1,447,253
Units redeemed and transferred to
   other funding options.........    (70,175,265)     (45,207,144)    (41,992,748)    (28,192,850)      (2,269,561)     (3,140,882)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................     552,214,291      569,859,186     435,062,012     281,516,918       10,725,811      12,299,087
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                              MIST MFS                         MIST MFS                    MIST MORGAN STANLEY
                                       EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL               MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014             2015            2014             2015            2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       42,182,331      41,623,177       18,585,662      19,616,483       12,928,550      13,099,903
Units issued and transferred
   from other funding options....        7,953,715      10,380,546        2,420,616       1,973,110        1,292,590       1,969,239
Units redeemed and transferred to
   other funding options.........      (7,511,429)     (9,821,392)      (2,849,938)     (3,003,931)      (1,572,882)     (2,140,592)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       42,624,617      42,182,331       18,156,340      18,585,662       12,648,258      12,928,550
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (b)          2015             2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       2,866,078        3,127,720        9,788,108              --       50,751,209      57,648,505
Units issued and transferred
   from other funding options....         127,425          158,724       15,578,995      11,245,493        5,226,296       6,093,264
Units redeemed and transferred to
   other funding options.........       (473,405)        (420,366)      (3,594,824)     (1,457,385)      (9,879,172)    (12,990,560)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,520,098        2,866,078       21,772,279       9,788,108       46,098,333      50,751,209
                                   ==============  ===============  ===============  ==============  ===============  ==============



                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      103,504,587     118,419,838       12,549,377       12,432,551
Units issued and transferred
   from other funding options....       11,840,703      16,795,318        1,609,985        2,058,176
Units redeemed and transferred to
   other funding options.........     (23,572,602)    (31,710,569)      (1,714,454)      (1,941,350)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       91,772,688     103,504,587       12,444,908       12,549,377
                                   ===============  ==============  ===============  ===============



                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........      54,471,343       41,450,021
Units issued and transferred
   from other funding options....      18,163,596       21,542,858
Units redeemed and transferred to
   other funding options.........     (9,372,481)      (8,521,536)
                                   --------------  ---------------
Units end of year................      63,262,458       54,471,343
                                   ==============  ===============

                                              MIST PYRAMIS
                                            GOVERNMENT INCOME           MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2015            2014             2015            2014
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      62,286,953       69,488,361      14,204,266       7,294,047
Units issued and transferred
   from other funding options......      17,467,934        9,869,116      21,363,188       8,511,959
Units redeemed and transferred to
   other funding options...........    (19,605,618)     (17,070,524)     (4,149,474)     (1,601,740)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      60,149,269       62,286,953      31,417,980      14,204,266
                                     ==============  ===============  ==============  ==============


                                             MIST SCHRODERS                     MIST SSGA
                                           GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2015            2014             2015            2014            2015            2014
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............     400,460,215      375,261,358     101,616,119     110,435,377      34,092,389      35,919,224
Units issued and transferred
   from other funding options......     125,494,383       78,123,472       4,020,856       4,643,095       3,610,428       3,767,077
Units redeemed and transferred to
   other funding options...........    (58,703,583)     (52,924,615)    (11,861,984)    (13,462,353)     (4,711,154)     (5,593,912)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................     467,251,015      400,460,215      93,774,991     101,616,119      32,991,663      34,092,389
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MIST T. ROWE PRICE
                                             LARGE CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2015            2014
                                     ---------------  --------------

Units beginning of year............       13,521,347      11,320,980
Units issued and transferred
   from other funding options......        1,142,766       4,566,334
Units redeemed and transferred to
   other funding options...........      (2,513,958)     (2,365,967)
                                     ---------------  --------------
Units end of year..................       12,150,155      13,521,347
                                     ===============  ==============

                                                                       MIST TCW
                                         MIST T. ROWE PRICE              CORE                  MIST WMC
                                           MID CAP GROWTH            FIXED INCOME         LARGE CAP RESEARCH
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  -------------------------------
                                        2015            2014           2015 (d)          2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      32,310,271       37,965,912              --        1,151,671       1,260,254
Units issued and transferred
   from other funding options....       3,078,951        3,650,675           7,607           57,769         135,560
Units redeemed and transferred to
   other funding options.........     (7,602,510)      (9,306,316)           (186)        (195,928)       (244,143)
                                   --------------  ---------------  --------------  ---------------  --------------
Units end of year................      27,786,712       32,310,271           7,421        1,013,512       1,151,671
                                   ==============  ===============  ==============  ===============  ==============



                                         MSF BAILLIE GIFFORD                 MSF BARCLAYS                     MSF BLACKROCK
                                         INTERNATIONAL STOCK             AGGREGATE BOND INDEX                  BOND INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       27,573,117      29,549,817       16,099,701      13,536,937        1,105,752       1,054,348
Units issued and transferred
   from other funding options....        2,341,820       2,706,528        6,472,916       6,144,916          302,840         243,287
Units redeemed and transferred to
   other funding options.........      (5,068,642)     (4,683,228)      (4,540,059)     (3,582,152)        (212,298)       (191,883)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       24,846,295      27,573,117       18,032,558      16,099,701        1,196,294       1,105,752
                                   ===============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                            MSF BLACKROCK                    MSF BLACKROCK                    MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                   MONEY MARKET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........          639,908         721,215          229,967         225,190       39,068,482      44,329,198
Units issued and transferred
   from other funding options....           70,075          99,371           67,694          49,481       27,939,873      34,263,648
Units redeemed and transferred to
   other funding options.........        (130,801)       (180,678)         (52,048)        (44,704)     (27,967,693)    (39,524,364)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          579,182         639,908          245,613         229,967       39,040,662      39,068,482
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2015             2014            2015            2014             2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,248,372        4,767,721      27,528,387       32,574,197         261,060         283,327
Units issued and transferred
   from other funding options....         926,646          469,614       2,170,102        2,242,773          23,649          28,393
Units redeemed and transferred to
   other funding options.........     (1,365,620)        (988,963)     (5,710,052)      (7,288,583)        (33,758)        (50,660)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,809,398        4,248,372      23,988,437       27,528,387         250,951         261,060
                                   ==============  ===============  ==============  ===============  ==============  ==============

                                          MSF LOOMIS SAYLES                  MSF MET/ARTISAN
                                          SMALL CAP GROWTH                    MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           16,302           12,506       11,205,267       13,125,790
Units issued and transferred
   from other funding options....            2,801            5,011          798,484          999,169
Units redeemed and transferred to
   other funding options.........            (900)          (1,215)      (1,951,153)      (2,919,692)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           18,203           16,302       10,052,598       11,205,267
                                   ===============  ===============  ===============  ===============


                                         MSF MET/DIMENSIONAL                   MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,070,324       3,208,551        2,973,577          557,035
Units issued and transferred
   from other funding options....          831,227         923,235        3,666,154        4,014,103
Units redeemed and transferred to
   other funding options.........        (702,698)     (1,061,462)      (1,856,857)      (1,597,561)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,198,853       3,070,324        4,782,874        2,973,577
                                   ===============  ==============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      341,017,115          550,896      489,838,225        3,073,122
Units issued and transferred
   from other funding options....        6,819,800      384,962,898       15,596,548      533,719,873
Units redeemed and transferred to
   other funding options.........     (49,878,037)     (44,496,679)     (59,327,387)     (46,954,770)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      297,958,878      341,017,115      446,107,386      489,838,225
                                   ===============  ===============  ===============  ===============

                                             MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80              MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      420,572,925       3,927,901        5,178,461       5,501,359      28,264,874       28,624,388
Units issued and transferred
   from other funding options....       11,840,482     453,377,945          988,386       1,229,805       4,504,075        6,253,090
Units redeemed and transferred to
   other funding options.........     (44,089,755)    (36,732,921)      (1,055,378)     (1,552,703)     (7,119,164)      (6,612,604)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................      388,323,652     420,572,925        5,111,469       5,178,461      25,649,785       28,264,874
                                   ===============  ==============  ===============  ==============  ==============  ===============



                                        MSF MFS TOTAL RETURN                MSF MFS VALUE                 MSF MSCI EAFE INDEX
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015            2014             2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........         756,067          814,124      10,916,908      12,139,878        8,697,532       8,809,646
Units issued and transferred
   from other funding options....          82,475           82,183       2,504,720       1,347,935        2,367,341       1,960,333
Units redeemed and transferred to
   other funding options.........       (127,767)        (140,240)     (2,555,438)     (2,570,905)      (2,294,322)     (2,072,447)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................         710,775          756,067      10,866,190      10,916,908        8,770,551       8,697,532
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                    MSF NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,109,782        8,020,175       5,807,014        5,835,501
Units issued and transferred
   from other funding options....          596,532          707,452       1,423,551        1,445,125
Units redeemed and transferred to
   other funding options.........      (1,367,197)      (1,617,845)     (1,713,759)      (1,473,612)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,339,117        7,109,782       5,516,806        5,807,014
                                   ===============  ===============  ==============  ===============


                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       15,015,374       14,688,080         321,073          356,919
Units issued and transferred
   from other funding options....       10,061,304        5,921,810         125,375           53,389
Units redeemed and transferred to
   other funding options.........      (5,222,820)      (5,594,516)        (73,014)         (89,235)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,853,858       15,015,374         373,434          321,073
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK             MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (a)
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        6,586,665       6,278,667             398               --
Units issued and transferred
   from other funding options....        3,338,775       1,787,920           6,964              398
Units redeemed and transferred to
   other funding options.........      (1,588,938)     (1,479,922)           (817)               --
                                   ---------------  --------------  --------------  ---------------
Units end of year................        8,336,502       6,586,665           6,545              398
                                   ===============  ==============  ==============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                    MSF WESTERN ASSET MANAGEMENT             MSF WMC CORE
                                           U.S. GOVERNMENT               EQUITY OPPORTUNITIES         NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2015            2014             2015            2014            2015            2014
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........      15,346,536       16,417,493      30,718,018      36,209,587             393             474
Units issued and transferred
   from other funding options....       2,489,463        2,668,864       1,037,897       2,050,455              75              --
Units redeemed and transferred to
   other funding options.........     (2,766,439)      (3,739,821)     (5,399,278)     (7,542,024)           (151)            (81)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................      15,069,560       15,346,536      26,356,637      30,718,018             317             393
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                                                            OPPENHEIMER VA
                                      OPPENHEIMER VA CORE BOND           MAIN STREET SMALL CAP         OPPENHEIMER VA MAIN STREET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........            1,362           1,493        4,346,502       4,655,290           13,372          14,316
Units issued and transferred
   from other funding options....               --              --          290,602         411,658              575              --
Units redeemed and transferred to
   other funding options.........            (136)           (131)        (583,221)       (720,446)          (1,011)           (944)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................            1,226           1,362        4,053,883       4,346,502           12,936          13,372
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                                 PIMCO VIT
                                                                           COMMODITY REALRETURN
                                         OPPENHEIMER VA MONEY                    STRATEGY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........              696              723            1,515               --
Units issued and transferred
   from other funding options....               --               --           42,876            1,515
Units redeemed and transferred to
   other funding options.........             (28)             (27)          (5,058)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              668              696           39,333            1,515
                                   ===============  ===============  ===============  ===============



                                              PIMCO VIT
                                        EMERGING MARKETS BOND         PIMCO VIT UNCONSTRAINED BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015           2014 (a)           2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            1,592               --              478               --
Units issued and transferred
   from other funding options....           46,798            1,592           30,612              478
Units redeemed and transferred to
   other funding options.........          (4,108)               --          (1,845)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           44,282            1,592           29,245              478
                                   ===============  ===============  ===============  ===============




                                      PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014              2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,581,277        1,719,853            8,772           11,399
Units issued and transferred
   from other funding options....          123,362          151,338              881              225
Units redeemed and transferred to
   other funding options.........        (243,273)        (289,914)          (1,423)          (2,852)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,461,366        1,581,277            8,230            8,772
                                   ===============  ===============  ===============  ===============


                                      T. ROWE PRICE GROWTH STOCK     T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           52,254           62,571            39,998           41,360
Units issued and transferred
   from other funding options....            5,247            6,322             8,179            2,072
Units redeemed and transferred to
   other funding options.........         (12,809)         (16,639)          (20,907)          (3,434)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           44,692           52,254            27,270           39,998
                                   ===============  ===============   ===============  ===============


                                                                              TAP 1919 VARIABLE
                                      T. ROWE PRICE PRIME RESERVE       SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014              2015            2014
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........            29,487           31,743            6,406            7,932
Units issued and transferred
   from other funding options....            26,424           28,287              657              427
Units redeemed and transferred to
   other funding options.........          (27,157)         (30,543)          (1,429)          (1,953)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................            28,754           29,487            5,634            6,406
                                   ================  ===============  ===============  ===============


                                                                           VAN ECK VIP LONG/SHORT
                                       UIF GLOBAL INFRASTRUCTURE                EQUITY INDEX
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015            2014 (a)
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........              664                --            1,662               --
Units issued and transferred
   from other funding options....           33,687               664           27,896            1,662
Units redeemed and transferred to
   other funding options.........          (1,980)                --          (2,561)               --
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................           32,371               664           26,997            1,662
                                   ===============  ================  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2015:

                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2015     3,508,832    13.61 - 13.92      48,208,209
     Sub-Account                      2014     3,970,857    14.28 - 14.58      57,195,868
                                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007

  American Funds Bond                 2015     8,159,989    16.20 - 19.35     146,511,985
     Sub-Account                      2014     8,333,829    16.47 - 19.48     151,245,946
                                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267

  American Funds Global               2015     7,480,782    34.27 - 44.51     300,649,358
     Growth Sub-Account               2014     8,193,931    32.79 - 42.00     312,209,187
                                      2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185

  American Funds Global Small         2015     3,123,694    12.77 - 39.82     113,155,266
     Capitalization Sub-Account       2014     3,297,014    13.05 - 40.07     122,112,070
                                      2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888

  American Funds Growth               2015     3,075,557  186.96 - 293.21     754,095,254
     Sub-Account                      2014     3,527,704  179.03 - 276.84     821,201,132
                                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630

  American Funds                      2015     2,179,793  126.48 - 198.34     358,450,579
     Growth-Income Sub-Account        2014     2,378,568  127.56 - 197.24     390,905,716
                                      2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909

  BlackRock Global Allocation V.I.    2015        77,369    19.63 - 21.37       1,566,871
     Sub-Account                      2014           402            21.30           8,557
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015     1,563,760      7.92 - 7.99      12,496,599
     Sub-Account                      2014     1,732,959      8.50 - 8.57      14,851,303
                                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            --------------  ----------------  -----------------
  Alger Small Cap Growth              2015         --         1.25 - 1.40       (4.66) - (4.52)
     Sub-Account                      2014         --         1.25 - 1.40       (0.96) - (0.81)
                                      2013         --         1.25 - 1.40         32.40 - 32.59
                                      2012         --         1.25 - 1.40         10.93 - 11.09
                                      2011         --         1.25 - 1.40       (4.52) - (4.38)

  American Funds Bond                 2015       1.68         0.95 - 1.90       (1.61) - (0.67)
     Sub-Account                      2014       1.94         0.95 - 1.90           3.30 - 4.28
                                      2013       1.84         0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64         0.95 - 1.90           3.38 - 4.37
                                      2011       3.37         0.95 - 1.90           4.11 - 5.11

  American Funds Global               2015       0.99         0.90 - 2.30           4.51 - 5.98
     Growth Sub-Account               2014       1.16         0.90 - 2.30         (0.01) - 1.40
                                      2013       1.26         0.90 - 2.30         26.24 - 28.02
                                      2012       0.94         0.90 - 2.30          7.06 - 21.40
                                      2011       1.37         0.95 - 2.30      (10.95) - (9.75)

  American Funds Global Small         2015         --         0.89 - 1.90       (6.47) - (0.62)
     Capitalization Sub-Account       2014       0.12         0.89 - 1.90           0.20 - 1.67
                                      2013       0.87         0.89 - 1.90         25.87 - 27.14
                                      2012       1.35         0.89 - 1.90          2.91 - 17.13
                                      2011       1.34         0.89 - 1.90     (20.66) - (19.86)

  American Funds Growth               2015       0.58         0.89 - 2.30           4.43 - 5.91
     Sub-Account                      2014       0.77         0.89 - 2.30           6.04 - 7.55
                                      2013       0.93         0.89 - 2.30         27.15 - 28.95
                                      2012       0.81         0.89 - 2.30          1.85 - 16.84
                                      2011       0.63         0.89 - 2.30       (6.45) - (5.12)

  American Funds                      2015       1.28         0.89 - 2.30         (0.85) - 0.56
     Growth-Income Sub-Account        2014       1.27         0.89 - 2.30           8.12 - 9.65
                                      2013       1.35         0.89 - 2.30         30.47 - 32.32
                                      2012       1.64         0.89 - 2.30         14.80 - 16.44
                                      2011       1.60         0.89 - 2.30       (4.06) - (2.70)

  BlackRock Global Allocation V.I.    2015       2.16         0.90 - 1.60       (5.15) - (0.44)
     Sub-Account                      2014       2.13                1.10                (0.45)
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015       4.14         1.35 - 1.40       (6.80) - (6.75)
     Sub-Account                      2014       1.76         1.35 - 1.40     (12.99) - (12.95)
                                      2013       5.30         1.35 - 1.40         18.56 - 18.62
                                      2012       2.19         1.35 - 1.40         18.96 - 19.02
                                      2011       1.83         1.35 - 1.40     (17.83) - (17.79)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2015         2,503            10.00         25,030       5.62               1.40               (3.93)
     Sub-Account               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09
                               2011         3,549             8.62         30,572       8.62               1.40                 3.71

  Federated Kaufman            2015         5,491             8.73         47,958         --               1.40                 4.90
     Sub-Account               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65
                               2011        12,138             4.82         58,454       1.12               1.40              (14.47)

  Fidelity VIP Asset Manager   2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
     Sub-Account               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                               2011     7,353,740    11.75 - 12.28     87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)

  Fidelity VIP Contrafund      2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
     Sub-Account               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                               2011    15,588,853    10.76 - 43.00    388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)

  Fidelity VIP Equity-Income   2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
     Sub-Account               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67
                               2011       460,289            11.93      5,489,918       2.37               1.40               (0.43)

  Fidelity VIP FundsManager    2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     50% Sub-Account           2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     (Commenced 7/23/2012)     2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
     60% Sub-Account           2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                               2011   272,464,191      9.48 - 9.54  2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)

  Fidelity VIP Government      2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
     Money Market Sub-Account  2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)
                               2011     8,001,050     7.23 - 11.14     73,068,632       0.09        0.89 - 2.05      (1.94) - (0.77)

  Fidelity VIP Growth          2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
     Sub-Account               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                               2011     9,918,387    13.22 - 13.72    131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Index 500        2015     2,464,560    25.24 - 26.83      62,224,177
     Sub-Account                2014     2,778,454    25.25 - 26.71      70,165,982
                                2013     3,091,556    22.53 - 23.73      69,677,247
                                2012     3,530,426    17.27 - 18.10      60,984,620
                                2011     3,976,112    15.10 - 15.76      60,061,917

  Fidelity VIP Mid Cap          2015     6,898,177    53.12 - 62.44     401,284,587
     Sub-Account                2014     7,445,624    55.03 - 64.08     446,277,693
                                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501

  Fidelity VIP Overseas         2015       376,022    11.55 - 13.19       4,615,792
     Sub-Account                2014       411,275    11.28 - 12.89       4,942,746
                                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192

  FTVIPT Franklin Income VIP    2015     4,415,184    45.17 - 64.11     253,302,116
     Sub-Account                2014     4,717,186    49.71 - 69.63     294,909,928
                                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149

  FTVIPT Franklin Mutual        2015     4,536,450    25.60 - 30.71     128,211,487
     Shares VIP Sub-Account     2014     5,080,687    27.45 - 32.61     153,109,223
                                2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870

  FTVIPT Franklin Small Cap     2015     8,783,442     1.31 - 13.07     110,998,636
     Value VIP Sub-Account      2014     9,145,054     1.42 - 14.25     126,502,556
                                2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697

  FTVIPT Templeton Foreign VIP  2015     2,282,942    13.03 - 30.69      66,002,305
     Sub-Account                2014     2,354,783    14.19 - 33.39      73,607,780
                                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193

  FTVIPT Templeton Global       2015    11,945,145    17.38 - 19.91     222,633,715
     Bond VIP Sub-Account       2014    12,667,617    18.48 - 21.01     250,150,012
                                2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041

  Invesco V.I. American         2015         1,825             8.19          14,936
     Franchise Sub-Account      2014         1,911             7.90          15,107
                                2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Index 500        2015      1.93         0.89 - 1.35         (0.02) - 0.44
     Sub-Account                2014      1.59         0.89 - 1.35         12.05 - 12.56
                                2013      1.84         0.89 - 1.35         30.47 - 31.07
                                2012      2.03         0.89 - 1.35         14.35 - 14.88
                                2011      1.87         0.89 - 1.35           0.67 - 1.14

  Fidelity VIP Mid Cap          2015      0.25         0.95 - 1.90       (3.48) - (2.56)
     Sub-Account                2014      0.02         0.95 - 1.90           4.04 - 5.03
                                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)

  Fidelity VIP Overseas         2015      1.31         1.15 - 1.40           2.18 - 2.44
     Sub-Account                2014      1.29         1.15 - 1.40       (9.36) - (9.13)
                                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)

  FTVIPT Franklin Income VIP    2015      4.62         0.95 - 2.25       (9.12) - (7.93)
     Sub-Account                2014      4.98         0.95 - 2.25           2.29 - 3.63
                                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42

  FTVIPT Franklin Mutual        2015      3.00         0.95 - 1.90       (6.73) - (5.84)
     Shares VIP Sub-Account     2014      2.00         0.95 - 1.90           5.11 - 6.11
                                2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)

  FTVIPT Franklin Small Cap     2015      0.63         0.95 - 1.75       (8.99) - (8.26)
     Value VIP Sub-Account      2014      0.61         0.95 - 1.75       (1.17) - (0.38)
                                2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)

  FTVIPT Templeton Foreign VIP  2015      3.23         1.55 - 2.30       (8.62) - (7.93)
     Sub-Account                2014      1.86         1.55 - 2.30     (13.15) - (12.50)
                                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)

  FTVIPT Templeton Global       2015      7.91         0.95 - 1.75       (5.97) - (5.21)
     Bond VIP Sub-Account       2014      5.11         0.95 - 1.75           0.07 - 0.87
                                2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)

  Invesco V.I. American         2015        --                1.40                  3.55
     Franchise Sub-Account      2014        --                1.40                  6.93
                                2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2015        27,589             6.21         171,366
     Sub-Account               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009
                               2011        63,191             4.38         276,761

  Invesco V.I. Equity and      2015    28,966,281     6.30 - 22.55     619,311,840
     Income Sub-Account        2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594
                               2011    27,370,136     4.44 - 15.75     414,357,262

  Invesco V.I. Growth and      2015           654             9.95           6,509
     Income Sub-Account        2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013
                               2011    11,777,382     6.40 - 24.26     206,338,231

  Invesco V.I. International   2015     8,534,492     8.74 - 32.97     256,390,780
     Growth Sub-Account        2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700
                               2011     6,481,068     6.86 - 25.68     154,099,050

  Ivy Funds VIP Asset          2015        20,900    14.31 - 15.87         317,700
     Strategy Sub-Account      2014         2,575    16.67 - 17.51          45,023
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015    11,091,987    16.99 - 30.16     300,878,534
     Aggressive Growth         2014    11,333,726    17.67 - 30.99     316,448,933
     Sub-Account               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862
                               2011    11,855,614     8.94 - 15.09     160,839,221

  LMPVET ClearBridge Variable  2015     7,746,928    41.76 - 57.24     400,323,007
     Appreciation Sub-Account  2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379
                               2011     7,021,537    26.94 - 34.98     224,680,370

  LMPVET ClearBridge Variable  2015     9,391,848    12.92 - 21.38     186,422,315
     Dividend Strategy         2014     9,796,222    13.81 - 22.59     205,573,482
     Sub-Account               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130
                               2011     8,013,455     9.06 - 14.28     103,322,855

  LMPVET ClearBridge Variable  2015       156,000    22.70 - 26.15       3,887,858
     Large Cap Growth          2014       200,379    21.16 - 24.18       4,631,601
     Sub-Account               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254
                               2011       363,040    11.99 - 13.38       4,673,796



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2015       1.05               1.40               (7.08)
     Sub-Account               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29
                               2011       0.92               1.40               (1.44)

  Invesco V.I. Equity and      2015       2.30        0.95 - 1.90      (4.42) - (3.51)
     Income Sub-Account        2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32
                               2011       1.69        0.95 - 1.90      (8.77) - (2.23)

  Invesco V.I. Growth and      2015       2.94               1.40               (4.41)
     Income Sub-Account        2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26
                               2011       1.13        0.95 - 1.90      (4.10) - (3.18)

  Invesco V.I. International   2015       1.28        0.95 - 1.75      (4.31) - (3.54)
     Growth Sub-Account        2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16
                               2011       1.06        0.95 - 1.75      (8.60) - (7.87)

  Ivy Funds VIP Asset          2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     Strategy Sub-Account      2014         --        1.10 - 1.35      (2.27) - (2.24)
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Aggressive Growth         2014       0.17        0.95 - 2.30        17.66 - 19.26
     Sub-Account               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60
                               2011       0.20        0.95 - 2.30          0.15 - 1.50

  LMPVET ClearBridge Variable  2015       1.17        0.95 - 2.30        (0.71) - 0.64
     Appreciation Sub-Account  2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85
                               2011       1.77        0.95 - 2.30          0.28 - 1.64

  LMPVET ClearBridge Variable  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Dividend Strategy         2014       2.05        0.95 - 2.30        11.03 - 12.41
     Sub-Account               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99
                               2011       3.39        0.95 - 2.30        (2.15) - 6.69

  LMPVET ClearBridge Variable  2015       0.43        1.50 - 2.30          7.30 - 8.16
     Large Cap Growth          2014       0.48        1.50 - 2.30        11.40 - 12.29
     Sub-Account               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55
                               2011       0.42        1.50 - 2.30      (2.91) - (2.12)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  LMPVET ClearBridge Variable     2015       333,277     20.49 - 23.64       7,518,321
     Large Cap Value              2014       369,225     21.58 - 24.70       8,744,177
     Sub-Account                  2013       319,601     19.77 - 22.45       6,892,954
                                  2012       286,427     15.28 - 17.21       4,743,489
                                  2011       265,335     13.42 - 15.00       3,836,359

  LMPVET ClearBridge Variable     2015     3,817,761     21.51 - 30.88     101,595,917
     Small Cap Growth             2014     4,105,606     23.02 - 32.61     115,942,801
     Sub-Account                  2013     4,102,827     22.63 - 31.63     112,499,020
                                  2012     3,457,289     15.75 - 21.71      64,881,494
                                  2011     2,686,955     13.50 - 18.35      42,564,777

  LMPVET Permal Alternative       2015     1,078,857       9.42 - 9.49      10,193,761
     Select VIT Sub-Account       2014        64,025     10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015     1,731,301     19.96 - 23.89      38,239,774
     Variable Conservative        2014     1,866,299     20.59 - 24.41      42,335,472
     Growth Sub-Account           2013     2,011,433     20.00 - 23.49      44,101,401
                                  2012     1,699,443     17.68 - 20.56      32,620,028
                                  2011     1,414,982     15.93 - 17.95      24,265,695

  LMPVET QS Legg Mason            2015     4,234,141     17.87 - 21.39      83,641,315
     Variable Growth Sub-Account  2014     4,529,329     18.63 - 22.09      92,760,220
                                  2013     4,790,185     18.14 - 21.30      95,074,284
                                  2012     5,015,187     14.61 - 17.00      79,817,339
                                  2011     4,732,454     12.85 - 14.81      65,879,472

  LMPVET QS Legg Mason            2015        67,619     17.96 - 19.37       1,277,408
     Variable Moderate Growth     2014        98,417     18.64 - 20.02       1,923,838
     Sub-Account                  2013       121,395     18.11 - 19.37       2,304,999
                                  2012       162,342     15.15 - 16.14       2,573,509
                                  2011       219,583     13.47 - 14.30       3,086,943

  LMPVIT Western Asset            2015     4,003,585     18.50 - 23.49      86,641,483
     Variable Global High Yield   2014     4,320,147     20.11 - 25.19     100,641,688
     Bond Sub-Account             2013     4,386,878     20.82 - 25.72     104,740,451
                                  2012     4,039,328     20.05 - 24.44      91,771,912
                                  2011     3,594,817     17.34 - 20.85      69,717,903

  MFS VIT Investors Trust         2015         1,112              7.98           8,875
     Sub-Account                  2014         1,191              8.08           9,619
                                  2013         3,517              7.38          25,951
                                  2012         3,616              5.67          20,488
                                  2011         7,050              4.82          33,994

  MFS VIT New Discovery           2015         3,178             12.36          39,288
     Sub-Account                  2014         3,178             12.78          40,607
                                  2013         3,294             13.97          46,020
                                  2012         4,161             10.01          41,661
                                  2011         4,939              8.38          41,374



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2015       1.41        1.50 - 2.30      (5.08) - (4.31)
     Large Cap Value              2014       1.96        1.50 - 2.30         9.17 - 10.05
     Sub-Account                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39

  LMPVET ClearBridge Variable     2015         --        0.95 - 2.30      (6.55) - (5.28)
     Small Cap Growth             2014         --        0.95 - 2.30          1.71 - 3.09
     Sub-Account                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29
                                  2011         --        0.95 - 2.30        (0.91) - 0.43

  LMPVET Permal Alternative       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Select VIT Sub-Account       2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Variable Conservative        2014       2.46        0.95 - 1.90          2.93 - 3.92
     Growth Sub-Account           2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07

  LMPVET QS Legg Mason            2015       1.33        0.95 - 1.90      (4.07) - (3.16)
     Variable Growth Sub-Account  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)

  LMPVET QS Legg Mason            2015       1.47        1.50 - 1.90      (3.64) - (3.25)
     Variable Moderate Growth     2014       1.74        1.50 - 1.90          2.93 - 3.34
     Sub-Account                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)

  LMPVIT Western Asset            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Variable Global High Yield   2014       7.11        0.95 - 2.30      (3.40) - (2.09)
     Bond Sub-Account             2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20
                                  2011       8.38        0.95 - 2.30        (0.59) - 0.75

  MFS VIT Investors Trust         2015       0.92               1.40               (1.18)
     Sub-Account                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52
                                  2011       0.90               1.40               (3.54)

  MFS VIT New Discovery           2015         --               1.40               (3.25)
     Sub-Account                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53
                                  2011         --               1.40              (11.51)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      -----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                          UNITS         HIGHEST ($)      ASSETS ($)
                                      -------------  ----------------  --------------
  MFS VIT Research Sub-Account  2015          3,091              8.48          26,211
                                2014          3,115              8.53          26,571
                                2013          8,132              7.85          63,835
                                2012          8,335              6.02          50,155
                                2011          8,675              5.20          45,142

  MIST AB Global Dynamic        2015    263,678,991     11.63 - 12.45   3,205,371,897
     Allocation Sub-Account     2014    275,344,937     11.84 - 12.49   3,373,491,338
     (Commenced 5/2/2011)       2013    286,256,086     11.32 - 11.74   3,313,674,192
                                2012    267,334,005     10.40 - 10.66   2,823,843,417
                                2011    168,434,681       9.68 - 9.75   1,639,379,077

  MIST Allianz Global           2015     59,800,997      1.00 - 10.35      60,867,062
     Investors Dynamic          2014     18,219,524      1.04 - 10.55      18,986,456
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015    246,263,553     11.89 - 13.29   3,117,922,583
     Balanced Allocation        2014    264,143,945     12.26 - 13.41   3,417,834,574
     Sub-Account                2013    276,830,535     11.83 - 12.78   3,430,387,038
                                2012    292,605,761     10.22 - 10.89   3,106,060,329
                                2011    306,967,734       9.22 - 9.69   2,914,777,188

  MIST American Funds Growth    2015    137,469,623     11.92 - 13.12   1,740,439,216
     Allocation Sub-Account     2014    142,940,560     12.29 - 13.37   1,852,260,667
                                2013    147,794,512     11.83 - 12.67   1,828,322,375
                                2012    149,020,463      9.68 - 10.24   1,496,665,592
                                2011    159,224,115       8.53 - 8.92   1,398,390,722

  MIST American Funds Growth    2015     77,730,599      1.44 - 14.88     640,713,098
     Sub-Account                2014     71,860,704      1.37 - 13.78     648,671,484
                                2013     59,593,818      1.29 - 12.90     632,386,636
                                2012     54,812,434      9.59 - 10.07     545,665,799
                                2011     64,256,598       8.36 - 8.69     553,292,806

  MIST American Funds           2015    126,162,585     11.66 - 13.04   1,567,578,863
     Moderate Allocation        2014    137,310,606     12.03 - 13.16   1,744,157,123
     Sub-Account                2013    147,773,215     11.61 - 12.53   1,796,366,977
                                2012    159,499,085     10.47 - 11.15   1,734,325,945
                                2011    168,982,398      9.67 - 10.16   1,683,464,896

  MIST AQR Global Risk          2015    241,508,750      9.10 - 10.21   2,431,541,679
     Balanced Sub-Account       2014    265,908,083     10.20 - 11.40   3,001,302,195
     (Commenced 5/2/2011)       2013    295,108,196      9.93 - 11.09   3,248,475,977
                                2012    324,843,850     10.42 - 11.61   3,753,309,463
                                2011    179,038,392     10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2015    445,213,023     11.02 - 11.80   5,128,182,508
     Tactical Strategies        2014    463,962,556     11.30 - 11.92   5,423,637,032
     Sub-Account                2013    487,574,727     10.92 - 11.35   5,457,878,761
     (Commenced 5/2/2011)       2012    471,913,542     10.13 - 10.38   4,856,824,935
                                2011    297,189,715       9.51 - 9.58   2,842,712,285



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2015       0.73               1.40                (0.60)
                                2014       0.79               1.40                  8.67
                                2013       0.33               1.40                 30.45
                                2012       0.79               1.40                 15.63
                                2011       0.72               1.40                (1.83)

  MIST AB Global Dynamic        2015       3.28        0.90 - 2.35       (1.76) - (0.32)
     Allocation Sub-Account     2014       1.94        0.90 - 2.35           0.77 - 6.39
     (Commenced 5/2/2011)       2013       1.28        0.90 - 2.35          8.56 - 10.15
                                2012       0.10        0.90 - 2.35           3.45 - 8.82
                                2011       0.87        1.15 - 2.25       (3.18) - (2.47)

  MIST Allianz Global           2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     Investors Dynamic          2014       0.92        1.15 - 2.00           0.71 - 4.55
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015       1.40        0.90 - 2.35       (4.60) - (0.37)
     Balanced Allocation        2014       1.27        1.00 - 2.35         (0.35) - 4.99
     Sub-Account                2013       1.37        1.00 - 2.35         15.78 - 17.35
                                2012       1.69        1.00 - 2.35         10.88 - 12.39
                                2011       1.26        1.00 - 2.35       (4.39) - (3.10)

  MIST American Funds Growth    2015       1.31        1.10 - 2.35       (5.94) - (0.25)
     Allocation Sub-Account     2014       1.03        1.10 - 2.35         (0.52) - 5.17
                                2013       1.00        1.15 - 2.35         22.20 - 23.68
                                2012       1.21        1.15 - 2.35         13.45 - 14.82
                                2011       1.10        1.15 - 2.35       (6.95) - (5.82)

  MIST American Funds Growth    2015       0.87        0.95 - 2.35           1.76 - 5.48
     Sub-Account                2014       0.55        0.95 - 2.35           0.56 - 7.16
                                2013       0.44        0.95 - 2.35         11.27 - 28.11
                                2012       0.33        1.30 - 2.35         14.67 - 15.89
                                2011       0.35        1.30 - 2.35       (6.81) - (5.83)

  MIST American Funds           2015       1.49        0.90 - 2.35       (3.52) - (0.45)
     Moderate Allocation        2014       1.46        1.00 - 2.35         (0.26) - 5.04
     Sub-Account                2013       1.65        1.00 - 2.35         10.88 - 12.39
                                2012       2.04        1.00 - 2.35           8.25 - 9.73
                                2011       1.54        1.00 - 2.35       (2.14) - (0.81)

  MIST AQR Global Risk          2015       5.51        0.90 - 2.35     (11.67) - (10.38)
     Balanced Sub-Account       2014         --        0.90 - 2.35         (3.48) - 3.07
     (Commenced 5/2/2011)       2013       2.09        0.90 - 2.35       (5.64) - (4.26)
                                2012       0.44        0.90 - 2.35           3.72 - 9.29
                                2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2015       1.55        0.90 - 2.35         (2.43) - 0.11
     Tactical Strategies        2014       1.12        0.90 - 2.35         (0.16) - 4.97
     Sub-Account                2013       1.36        0.90 - 2.35           7.75 - 9.32
     (Commenced 5/2/2011)       2012         --        0.90 - 2.35           3.27 - 7.89
                                2011       1.37        1.15 - 2.25       (4.84) - (4.14)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST BlackRock High Yield     2015     9,031,674    14.40 - 27.56     210,920,401
     Sub-Account                2014     9,596,910    15.21 - 28.99     238,215,887
                                2013    10,783,682    14.92 - 28.32     265,149,806
                                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841

  MIST Clarion Global Real      2015    15,477,002    16.37 - 70.58     288,549,595
     Estate Sub-Account         2014    17,245,897    17.00 - 72.26     330,178,643
                                2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056

  MIST ClearBridge Aggressive   2015    35,697,833   12.04 - 203.07     513,586,109
     Growth Sub-Account         2014    38,472,258   12.71 - 214.41     586,572,505
                                2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062

  MIST Goldman Sachs Mid Cap    2015     6,513,771    19.57 - 23.18     139,196,313
     Value Sub-Account          2014     7,477,599    22.05 - 25.19     178,512,669
                                2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272

  MIST Harris Oakmark           2015    25,339,005    20.23 - 25.80     595,542,818
     International Sub-Account  2014    26,551,192    21.63 - 27.28     663,509,252
                                2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538

  MIST Invesco Balanced-Risk    2015   749,414,346     1.00 - 10.52     777,069,714
     Allocation Sub-Account     2014   758,894,714     1.07 - 11.10     832,374,445
     (Commenced 4/30/2012)      2013   800,860,953      1.04 - 1.06     843,160,697
                                2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2015    39,951,458    14.08 - 22.61     699,284,637
     Sub-Account                2014    43,175,673    15.33 - 24.28     813,000,076
                                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408

  MIST Invesco Mid Cap Value    2015     7,308,379     1.61 - 37.62     244,281,850
     Sub-Account                2014     6,927,870    17.85 - 41.71     258,407,609
                                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689

  MIST Invesco Small Cap        2015    11,537,860    22.84 - 28.61     291,887,925
     Growth Sub-Account         2014    11,824,275    23.77 - 29.28     308,642,273
                                2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST BlackRock High Yield     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
     Sub-Account                2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                2013      7.02         0.90 - 2.35           6.79 - 8.35
                                2012      7.05         0.90 - 2.35          7.68 - 15.15
                                2011      6.52         1.20 - 2.35         (0.03) - 1.12

  MIST Clarion Global Real      2015      3.81         0.90 - 2.35         (3.69) - 3.43
     Estate Sub-Account         2014      1.03         0.90 - 2.35          1.03 - 12.25
                                2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)

  MIST ClearBridge Aggressive   2015      0.23         0.90 - 2.35       (6.27) - (4.69)
     Growth Sub-Account         2014      0.11         0.90 - 2.35          1.60 - 17.83
                                2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91

  MIST Goldman Sachs Mid Cap    2015      0.64         0.90 - 2.35      (11.23) - (4.37)
     Value Sub-Account          2014      0.54         1.10 - 2.35          2.29 - 11.77
                                2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)

  MIST Harris Oakmark           2015      3.01         0.95 - 2.35       (6.74) - (3.92)
     International Sub-Account  2014      2.41         0.95 - 2.35         (7.98) - 0.25
                                2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)

  MIST Invesco Balanced-Risk    2015      2.83         0.90 - 2.35       (6.43) - (0.67)
     Allocation Sub-Account     2014        --         0.90 - 2.35           0.40 - 4.63
     (Commenced 4/30/2012)      2013        --         0.90 - 2.35         (0.50) - 0.95
                                2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2015      2.88         0.90 - 2.35       (8.16) - (6.81)
     Sub-Account                2014      0.60         0.90 - 2.35           0.28 - 8.33
                                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)

  MIST Invesco Mid Cap Value    2015      0.45         0.90 - 2.35      (11.10) - (6.76)
     Sub-Account                2014      0.33         0.90 - 2.35           1.20 - 8.70
                                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)

  MIST Invesco Small Cap        2015      0.01         0.89 - 2.35       (3.99) - (2.29)
     Growth Sub-Account         2014        --         0.89 - 2.35           1.89 - 7.22
                                2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST JPMorgan Core Bond         2015    31,401,600     9.78 - 11.06     340,682,787
     Sub-Account                  2014    32,404,332     9.89 - 11.15     355,237,960
                                  2013    29,439,490    10.12 - 10.75     311,869,932
                                  2012    31,242,391    10.69 - 11.23     346,492,447
                                  2011    32,528,572    10.43 - 10.84     349,346,240

  MIST JPMorgan Global Active     2015   828,919,735     1.16 - 12.26   1,000,785,200
     Allocation Sub-Account       2014   747,266,184     1.18 - 12.14     905,975,458
     (Commenced 4/30/2012)        2013   649,853,969      1.13 - 1.16     746,849,717
                                  2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap         2015     1,287,553    16.94 - 19.19      23,133,878
     Value Sub-Account            2014     1,417,944    18.69 - 20.92      27,932,500
                                  2013     1,455,583    18.28 - 20.23      27,866,566
                                  2012     1,643,159    14.04 - 15.36      24,014,976
                                  2011     1,650,824    12.42 - 13.17      21,224,281

  MIST Loomis Sayles Global       2015     9,530,128    15.68 - 17.95     161,399,211
     Markets Sub-Account          2014    10,444,732    15.85 - 17.90     177,351,030
                                  2013    10,842,823    15.69 - 17.47     180,595,781
                                  2012    12,318,466    13.71 - 14.91     177,780,410
                                  2011    13,161,956    12.01 - 12.74     165,018,207

  MIST Lord Abbett Bond           2015     7,236,897    10.02 - 32.76     199,682,057
     Debenture Sub-Account        2014     8,190,115    10.35 - 33.68     234,576,558
                                  2013     9,341,018     9.99 - 32.33     259,294,487
                                  2012    10,178,078     9.36 - 30.15     266,010,291
                                  2011    10,848,076     8.39 - 26.88     255,107,548

  MIST Met/Artisan International  2015        12,794      9.42 - 9.54         121,159
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015     5,985,329    10.26 - 11.01      64,028,918
     Floating Rate Sub-Account    2014     6,743,439    10.59 - 11.23      73,909,210
                                  2013     7,519,969    10.76 - 11.18      83,115,837
                                  2012     5,007,151    10.61 - 10.91      54,197,004
                                  2011     4,263,176    10.13 - 10.30      43,696,769

  MIST Met/Franklin Low           2015    16,246,958     9.37 - 10.03     157,983,094
     Duration Total Return        2014    17,421,682     9.65 - 10.18     173,124,917
     Sub-Account                  2013    14,050,793     9.78 - 10.16     140,307,146
     (Commenced 5/2/2011)         2012     4,349,231     9.92 - 10.14      43,609,944
                                  2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton              2015     3,361,116    12.07 - 13.08      42,349,271
     International Bond           2014     3,537,497    12.87 - 13.66      47,183,875
     Sub-Account                  2013     3,905,329    13.00 - 13.53      52,286,139
                                  2012     4,238,395    13.19 - 13.56      57,001,253
                                  2011     4,276,073    11.74 - 12.02      51,093,268



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST JPMorgan Core Bond         2015       2.33        0.90 - 2.20       (1.70) - (0.01)
     Sub-Account                  2014       1.42        1.10 - 2.20           0.48 - 3.73
                                  2013       0.28        1.30 - 2.35       (5.04) - (4.05)
                                  2012       2.57        1.30 - 2.35           2.47 - 3.55
                                  2011       2.09        1.30 - 2.35           3.34 - 4.42

  MIST JPMorgan Global Active     2015       2.71        0.90 - 2.35         (1.45) - 0.82
     Allocation Sub-Account       2014       1.13        0.90 - 2.35           0.35 - 6.02
     (Commenced 4/30/2012)        2013       0.08        0.90 - 2.35           8.41 - 9.99
                                  2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap         2015       1.35        0.90 - 2.30       (9.36) - (1.13)
     Value Sub-Account            2014       1.07        0.90 - 2.30           2.28 - 3.89
                                  2013       0.69        0.90 - 2.30         30.22 - 31.71
                                  2012       0.84        0.90 - 2.30          2.73 - 13.98
                                  2011       1.69        1.20 - 2.30     (12.17) - (11.43)

  MIST Loomis Sayles Global       2015       1.59        0.95 - 2.35         (1.12) - 0.27
     Markets Sub-Account          2014       2.08        0.95 - 2.35         (0.82) - 2.49
                                  2013       2.41        0.95 - 2.35         14.41 - 16.02
                                  2012       2.32        1.10 - 2.35          2.75 - 15.41
                                  2011       2.32        1.30 - 2.35       (3.77) - (2.75)

  MIST Lord Abbett Bond           2015       5.56        0.89 - 2.35       (4.45) - (2.74)
     Debenture Sub-Account        2014       5.67        0.89 - 2.35         (0.50) - 4.19
                                  2013       6.62        0.89 - 2.35           5.47 - 7.21
                                  2012       7.20        0.89 - 2.35          5.77 - 12.18
                                  2011       5.92        0.89 - 2.35           2.04 - 3.90

  MIST Met/Artisan International  2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015       3.64        1.10 - 2.35       (3.14) - (1.92)
     Floating Rate Sub-Account    2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                  2013       3.38        1.30 - 2.35           1.42 - 2.50
                                  2012       3.39        1.30 - 2.35           4.83 - 5.94
                                  2011       1.99        1.30 - 2.30         (0.31) - 0.69

  MIST Met/Franklin Low           2015       3.12        0.90 - 2.35       (2.93) - (1.51)
     Duration Total Return        2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Sub-Account                  2013       1.07        0.90 - 2.35         (1.19) - 0.25
     (Commenced 5/2/2011)         2012       1.91        0.90 - 2.20           1.17 - 3.15
                                  2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton              2015       8.17        0.95 - 2.15         (6.20) - 0.75
     International Bond           2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     Sub-Account                  2013       2.02        1.30 - 2.15       (1.11) - (0.27)
                                  2012      10.26        1.30 - 2.05         11.96 - 12.80
                                  2011       6.86        1.30 - 2.20       (2.49) - (1.61)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Asset             2015    37,143,227    14.27 - 16.78     575,818,048
     Allocation 100 Sub-Account  2014    39,915,870    14.91 - 17.28     641,574,794
                                 2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864

  MIST MetLife Balanced Plus     2015   552,214,291    11.54 - 12.35   6,663,424,002
     Sub-Account                 2014   569,859,186    12.32 - 13.00   7,268,454,132
     (Commenced 5/2/2011)        2013   547,096,627    11.51 - 11.96   6,454,726,976
                                 2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2015   435,062,012     1.15 - 11.96     633,831,341
     Targeted Risk Sub-Account   2014   281,516,918     1.19 - 12.18     421,513,955
     (Commenced 11/12/2012)      2013   153,950,143     1.12 - 11.26     209,957,052
                                 2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap         2015    10,725,811    20.08 - 25.07     236,287,986
     Value Sub-Account           2014    12,299,087    21.73 - 26.68     291,013,900
                                 2013    13,992,716    21.87 - 26.40     330,701,962
                                 2012    15,859,523    16.91 - 20.06     287,540,317
                                 2011    18,611,699    14.67 - 17.11     290,532,427

  MIST MFS Emerging Markets      2015    42,624,617      7.91 - 9.58     365,167,198
     Equity Sub-Account          2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258
                                 2011    37,004,554     9.55 - 11.54     369,675,163

  MIST MFS Research              2015    18,156,340    13.44 - 17.81     271,985,758
     International Sub-Account   2014    18,585,662    14.00 - 18.24     287,913,009
                                 2013    19,616,483    15.39 - 18.44     331,488,461
                                 2012    21,667,563    13.21 - 15.60     311,615,422
                                 2011    22,841,018    11.58 - 13.42     285,814,827

  MIST Morgan Stanley Mid Cap    2015    12,648,258     2.62 - 23.62     220,460,412
     Growth Sub-Account          2014    12,928,550     2.79 - 25.03     240,528,688
                                 2013    13,099,903     2.79 - 24.94     244,579,234
                                 2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403

  MIST Oppenheimer Global        2015     2,520,098    22.02 - 28.67      65,266,488
     Equity Sub-Account          2014     2,866,078    21.68 - 27.83      72,350,999
                                 2013     3,127,720    21.72 - 27.49      78,398,573
                                 2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001

  MIST PanAgora Global           2015    21,772,279      0.95 - 9.78      21,123,770
     Diversified Risk            2014     9,788,108     1.03 - 10.44      10,161,644
     Sub-Account
     (Commenced 4/28/2014)



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Asset             2015       1.29        0.90 - 2.35       (4.28) - (1.06)
     Allocation 100 Sub-Account  2014       0.71        0.90 - 2.35           0.05 - 4.15
                                 2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)

  MIST MetLife Balanced Plus     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
     Sub-Account                 2014       1.75        0.90 - 2.35           0.70 - 8.67
     (Commenced 5/2/2011)        2013       1.19        0.90 - 2.35         11.71 - 13.34
                                 2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2015       1.20        0.90 - 2.25       (3.41) - (2.10)
     Targeted Risk Sub-Account   2014         --        1.15 - 2.25           0.83 - 8.01
     (Commenced 11/12/2012)      2013       0.55        1.15 - 2.25          4.04 - 11.65
                                 2012         --        1.15 - 2.00           2.56 - 2.68

  MIST MetLife Small Cap         2015       0.10        0.89 - 2.35       (7.61) - (6.05)
     Value Sub-Account           2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                 2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)

  MIST MFS Emerging Markets      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
     Equity Sub-Account          2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                 2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)

  MIST MFS Research              2015       2.71        0.89 - 2.35       (4.06) - (2.37)
     International Sub-Account   2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                 2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)

  MIST Morgan Stanley Mid Cap    2015         --        0.89 - 2.30       (7.18) - (5.63)
     Growth Sub-Account          2014         --        0.89 - 2.30         (1.40) - 0.39
                                 2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)

  MIST Oppenheimer Global        2015       0.94        0.90 - 2.30         (1.50) - 3.00
     Equity Sub-Account          2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                 2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)

  MIST PanAgora Global           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
     Diversified Risk            2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Sub-Account
     (Commenced 4/28/2014)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2015    46,098,333    12.49 - 15.01     634,902,757
     Protected Bond Sub-Account  2014    50,751,209    13.20 - 15.63     732,596,404
                                 2013    57,648,505    13.13 - 15.33     821,456,089
                                 2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819

  MIST PIMCO Total Return        2015    91,772,688    12.26 - 19.72   1,561,823,561
     Sub-Account                 2014   103,504,587    12.40 - 19.84   1,787,038,026
                                 2013   118,419,838    12.03 - 19.16   1,993,786,948
                                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433

  MIST Pioneer Fund              2015    12,444,908     2.79 - 30.73     285,738,210
     Sub-Account                 2014    12,549,377     2.83 - 30.99     305,917,464
                                 2013    12,432,551     2.58 - 28.13     297,755,670
                                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083

  MIST Pioneer Strategic         2015    63,262,458     2.51 - 31.86     884,891,994
     Income Sub-Account          2014    54,471,343     2.60 - 32.57     943,852,832
                                 2013    41,450,021     2.53 - 31.43     919,328,857
                                 2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549

  MIST Pyramis Government        2015    60,149,269    10.35 - 11.07     651,039,693
     Income Sub-Account          2014    62,286,953    10.55 - 11.13     680,446,278
     (Commenced 5/2/2011)        2013    69,488,361    10.04 - 10.44     715,739,557
                                 2012    88,599,553    10.77 - 11.03     968,887,238
                                 2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk      2015    31,417,980     1.14 - 11.35     351,642,870
     Sub-Account                 2014    14,204,266    11.35 - 11.58     163,513,389
     (Commenced 4/29/2013)       2013     7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2015   467,251,015     1.16 - 12.20     562,872,602
     Multi-Asset Sub-Account     2014   400,460,215     1.20 - 12.36     493,380,979
     (Commenced 4/30/2012)       2013   375,261,358      1.14 - 1.17     435,205,689
                                 2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2015    93,774,991    13.20 - 15.32   1,349,807,450
     ETF Sub-Account             2014   101,616,119    13.79 - 15.77   1,513,705,632
                                 2013   110,435,377    13.34 - 15.03   1,578,178,677
                                 2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062

  MIST SSGA Growth ETF           2015    32,991,663    13.03 - 15.12     467,274,058
     Sub-Account                 2014    34,092,389    13.66 - 15.62     501,804,705
                                 2013    35,919,224    13.27 - 14.96     509,607,858
                                 2012    36,733,044    11.51 - 12.55     448,167,959
                                 2011    37,984,453    10.24 - 11.04     409,132,829

  MIST T. Rowe Price Large       2015    12,150,155   38.27 - 138.81     715,850,738
     Cap Value Sub-Account       2014    13,521,347   40.58 - 144.85     838,816,422
                                 2013    11,320,980   38.18 - 128.69     657,944,319
                                 2012    12,231,249    28.88 - 96.83     536,790,380
                                 2011    13,446,503    24.76 - 82.60     507,039,092

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2015      4.95         0.90 - 2.35       (5.36) - (3.98)
     Protected Bond Sub-Account  2014      1.54         0.90 - 2.35         (1.54) - 1.97
                                 2013      2.20         0.90 - 2.35     (11.38) - (10.09)
                                 2012      3.02         0.90 - 2.35           4.22 - 7.82
                                 2011      1.62         1.20 - 2.35           8.56 - 9.82

  MIST PIMCO Total Return        2015      5.26         0.89 - 2.35       (2.32) - (0.45)
     Sub-Account                 2014      2.34         0.89 - 2.35           0.40 - 3.56
                                 2013      4.27         0.89 - 2.35       (4.19) - (2.59)
                                 2012      3.13         0.89 - 2.35           4.10 - 8.58
                                 2011      2.62         0.89 - 2.35         (0.31) - 2.51

  MIST Pioneer Fund              2015      1.24         0.90 - 2.35       (2.57) - (0.83)
     Sub-Account                 2014      1.66         0.90 - 2.35          1.00 - 10.16
                                 2013      3.15         0.90 - 2.30          9.33 - 31.88
                                 2012      1.45         0.90 - 2.30           0.85 - 9.54
                                 2011      1.11         0.95 - 2.30      (11.94) - (5.45)

  MIST Pioneer Strategic         2015      5.15         0.90 - 2.35       (3.75) - (2.18)
     Income Sub-Account          2014      4.98         0.90 - 2.35         (0.93) - 3.65
                                 2013      4.82         0.90 - 2.35         (0.94) - 1.21
                                 2012      4.73         0.90 - 2.35          6.09 - 10.56
                                 2011      4.36         0.95 - 2.35           1.06 - 2.65

  MIST Pyramis Government        2015      2.27         0.90 - 2.35       (1.90) - (0.47)
     Income Sub-Account          2014      2.60         0.90 - 2.35           0.96 - 6.59
     (Commenced 5/2/2011)        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
                                 2012      0.02         0.90 - 2.35           0.74 - 1.96
                                 2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk      2015      0.66         0.90 - 2.25       (3.45) - (0.73)
     Sub-Account                 2014        --         1.10 - 2.25           0.98 - 7.40
     (Commenced 4/29/2013)       2013      1.65         1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2015      1.00         0.90 - 2.35       (3.18) - (1.77)
     Multi-Asset Sub-Account     2014      1.32         0.90 - 2.35           0.43 - 6.77
     (Commenced 4/30/2012)       2013      0.01         0.90 - 2.35           7.55 - 9.12
                                 2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2015      2.30         0.90 - 2.35       (4.24) - (2.84)
     ETF Sub-Account             2014      2.24         0.90 - 2.35         (0.03) - 4.86
                                 2013      2.51         0.90 - 2.35         10.31 - 11.92
                                 2012      2.40         1.10 - 2.35          4.01 - 11.55
                                 2011      1.70         1.15 - 2.35       (1.29) - (0.09)

  MIST SSGA Growth ETF           2015      2.00         0.90 - 2.35       (4.58) - (3.19)
     Sub-Account                 2014      1.88         0.90 - 2.35         (0.05) - 4.43
                                 2013      2.10         0.90 - 2.35         15.33 - 17.01
                                 2012      1.96         1.15 - 2.35          4.38 - 13.71
                                 2011      1.56         1.15 - 2.35       (4.40) - (3.24)

  MIST T. Rowe Price Large       2015      1.58         0.89 - 2.35         (5.83) - 3.48
     Cap Value Sub-Account       2014      1.18         0.89 - 2.35          1.20 - 12.56
                                 2013      1.58         0.89 - 2.35         30.67 - 32.90
                                 2012      1.50         0.89 - 2.35          6.92 - 17.22
                                 2011      0.70         0.89 - 2.35       (6.24) - (4.62)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST T. Rowe Price Mid Cap   2015    27,786,712    15.70 - 18.22     485,654,167
     Growth Sub-Account        2014    32,310,271    15.06 - 17.30     537,586,208
                               2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325

  MIST TCW Core Fixed Income   2015         7,421      9.84 - 9.87          73,169
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015     1,013,512    13.89 - 17.26      15,616,983
     Sub-Account               2014     1,151,671    13.60 - 16.68      17,260,395
                               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849

  MSF Baillie Gifford          2015    24,846,295     4.17 - 14.13     233,411,516
     International Stock       2014    27,573,117     4.31 - 14.37     269,502,431
     Sub-Account               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543

  MSF Barclays Aggregate Bond  2015    18,032,558     1.77 - 18.98     245,107,645
     Index Sub-Account         2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979

  MSF BlackRock Bond Income    2015     1,196,294    46.01 - 76.20      69,045,344
     Sub-Account               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985

  MSF BlackRock Capital        2015       579,182    17.56 - 55.26      14,301,142
     Appreciation Sub-Account  2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650

  MSF BlackRock Large Cap      2015       245,613    15.79 - 17.99       4,149,008
     Value Sub-Account         2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664

  MSF BlackRock Money Market   2015    39,040,662     2.31 - 25.42     398,590,779
     Sub-Account               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012

  MSF Frontier Mid Cap Growth  2015     3,809,398    17.73 - 20.04      73,654,799
     Sub-Account               2014     4,248,372    17.69 - 19.79      81,297,538
     (Commenced 4/29/2013)     2013     4,767,721    16.33 - 18.08      83,651,163

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2015        --         1.30 - 2.35           4.20 - 5.30
     Growth Sub-Account        2014        --         1.30 - 2.35         10.16 - 11.32
                               2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)

  MIST TCW Core Fixed Income   2015        --         1.10 - 1.60       (1.56) - (0.10)
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015      0.78         0.90 - 2.30           2.08 - 3.48
     Sub-Account               2014      0.80         0.90 - 2.30          1.80 - 12.40
                               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)

  MSF Baillie Gifford          2015      1.43         1.10 - 2.25       (4.35) - (0.24)
     International Stock       2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     Sub-Account               2013      0.02         1.30 - 2.25          9.68 - 13.94
                               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)

  MSF Barclays Aggregate Bond  2015      2.67         0.89 - 2.35       (2.38) - (0.46)
     Index Sub-Account         2014      2.62         0.89 - 2.35           0.54 - 4.87
                               2013      3.23         0.89 - 2.25       (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25           1.27 - 2.98
                               2011      3.22         0.89 - 2.25           4.77 - 6.56

  MSF BlackRock Bond Income    2015      3.55         0.89 - 2.30       (1.84) - (0.30)
     Sub-Account               2014      3.22         0.89 - 2.30           0.85 - 6.14
                               2013      3.83         0.89 - 2.30       (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30           3.74 - 6.59
                               2011      3.84         0.89 - 2.30           4.00 - 5.62

  MSF BlackRock Capital        2015        --         0.89 - 2.30           0.83 - 5.34
     Appreciation Sub-Account  2014      0.06         0.89 - 2.30           0.94 - 7.93
                               2013      0.79         0.89 - 2.30         31.17 - 33.03
                               2012      0.32         0.89 - 2.30        (0.88) - 13.35
                               2011      0.17         0.89 - 2.30      (11.01) - (9.75)

  MSF BlackRock Large Cap      2015      1.82         0.89 - 1.60      (10.29) - (6.82)
     Value Sub-Account         2014      1.26         0.89 - 1.35           1.39 - 8.95
                               2013      1.38         0.89 - 1.35         30.28 - 30.88
                               2012      1.61         0.89 - 1.35         12.74 - 13.27
                               2011      1.16         0.89 - 1.35           0.97 - 1.44

  MSF BlackRock Money Market   2015        --         0.90 - 2.35       (2.32) - (0.27)
     Sub-Account               2014        --         0.90 - 2.35       (2.32) - (0.13)
                               2013        --         0.90 - 2.35       (2.32) - (0.37)
                               2012        --         0.95 - 2.35       (2.34) - (0.74)
                               2011        --         0.95 - 2.35       (2.32) - (0.94)

  MSF Frontier Mid Cap Growth  2015        --         1.30 - 2.35           0.22 - 1.28
     Sub-Account               2014        --         1.30 - 2.35           8.30 - 9.44
     (Commenced 4/29/2013)     2013        --         1.30 - 2.35         19.21 - 20.07

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  MSF Jennison Growth             2015    23,988,437      4.61 - 23.40     501,066,353
     Sub-Account                  2014    27,528,387      4.22 - 21.36     529,020,323
                                  2013    32,574,197      3.93 - 19.82     585,624,219
                                  2012    35,125,323      2.91 - 14.55     468,764,846
                                  2011    20,877,221      2.55 - 12.29     248,172,110

  MSF Loomis Sayles Small Cap     2015       250,951     44.97 - 58.33      12,750,644
     Core Sub-Account             2014       261,060     46.83 - 58.80      13,706,471
                                  2013       283,327     46.30 - 57.49      14,610,773
                                  2012       330,015     33.68 - 41.36      12,332,225
                                  2011       310,374     30.16 - 36.63      10,317,247

  MSF Loomis Sayles Small Cap     2015        18,203     17.03 - 18.60         328,707
     Growth Sub-Account           2014        16,302     17.05 - 18.51         293,433
     (Commenced 4/30/2012)        2013        12,506     17.15 - 18.50         226,802
                                  2012         3,306     11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap         2015    10,052,598     17.04 - 49.89     194,979,851
     Value Sub-Account            2014    11,205,267     19.30 - 55.59     244,385,523
                                  2013    13,125,790     19.41 - 55.03     285,771,010
                                  2012    13,419,571     14.54 - 40.57     217,257,576
                                  2011    14,599,235     13.33 - 36.59     215,514,020

  MSF Met/Dimensional             2015     3,198,853     18.74 - 20.72      63,108,799
     International Small Company  2014     3,070,324     18.13 - 19.77      58,174,088
     Sub-Account                  2013     3,208,551     19.88 - 21.38      66,162,419
                                  2012     3,203,412     15.91 - 16.90      52,618,293
                                  2011     3,336,605     13.82 - 14.29      47,225,164

  MSF MetLife Asset               2015     4,782,874     12.86 - 14.78      65,568,612
     Allocation 20 Sub-Account    2014     2,973,577     13.22 - 15.00      41,687,543
                                  2013       557,035     12.93 - 13.63       7,497,408
                                  2012       735,694     12.67 - 13.27       9,655,026
                                  2011       850,770     11.86 - 12.35      10,395,348

  MSF MetLife Asset               2015   297,958,878     12.97 - 15.25   4,248,132,666
     Allocation 40 Sub-Account    2014   341,017,115     13.43 - 15.56   4,991,456,808
                                  2013       550,896     13.60 - 14.27       7,732,376
                                  2012       588,986     12.52 - 13.07       7,576,787
                                  2011       608,383     11.48 - 11.91       7,143,945

  MSF MetLife Asset               2015   446,107,386     13.78 - 19.25   6,667,289,010
     Allocation 60 Sub-Account    2014   489,838,225     14.27 - 19.73   7,527,991,156
                                  2013     3,073,122     13.90 - 14.77      44,655,421
                                  2012     3,326,548     12.05 - 12.71      41,689,448
                                  2011     3,930,913     10.88 - 11.40      44,282,730

  MSF MetLife Asset               2015   388,323,652     13.77 - 19.96   5,814,030,390
     Allocation 80 Sub-Account    2014   420,572,925     14.33 - 20.54   6,507,894,347
                                  2013     3,927,901     14.05 - 14.80      57,260,787
                                  2012     4,335,356     11.55 - 12.09      51,720,857
                                  2011     4,632,179     10.23 - 10.65      48,721,974



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2015       0.02        0.90 - 2.35           3.00 - 9.55
     Sub-Account                  2014       0.04        0.90 - 2.35         (0.16) - 7.81
                                  2013       0.20        0.90 - 2.35         33.56 - 35.51
                                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        1.10 - 2.30       (3.98) - (2.67)
     Core Sub-Account             2014         --        1.20 - 2.30           1.15 - 2.27
                                  2013       0.23        1.20 - 2.30         37.49 - 39.01
                                  2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        0.90 - 1.50         (0.08) - 0.52
     Growth Sub-Account           2014         --        0.90 - 1.50         (0.57) - 0.03
     (Commenced 4/30/2012)        2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2015       0.94        0.89 - 2.35     (11.76) - (10.24)
     Value Sub-Account            2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81

  MSF Met/Dimensional             2015       1.67        0.90 - 2.30           0.83 - 4.81
     International Small Company  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     Sub-Account                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)

  MSF MetLife Asset               2015       1.92        0.90 - 2.20       (2.75) - (0.55)
     Allocation 20 Sub-Account    2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66

  MSF MetLife Asset               2015       0.28        0.90 - 2.35       (3.37) - (0.68)
     Allocation 40 Sub-Account    2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)

  MSF MetLife Asset               2015       0.54        0.90 - 2.35       (3.56) - (0.67)
     Allocation 60 Sub-Account    2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)

  MSF MetLife Asset               2015       0.33        0.90 - 2.35       (3.98) - (0.84)
     Allocation 80 Sub-Account    2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Mid Cap Stock    2015     5,111,469     2.75 - 29.62    121,483,288
     Index Sub-Account         2014     5,178,461     2.86 - 30.60    127,735,872
                               2013     5,501,359     2.64 - 28.20    125,884,078
                               2012     4,914,049     2.01 - 21.37     88,989,701
                               2011     4,708,991     1.73 - 18.33     77,805,929

  MSF MetLife Stock Index      2015    25,649,785     7.03 - 78.11    553,515,934
     Sub-Account               2014    28,264,874     7.03 - 77.90    610,830,233
                               2013    28,624,388     6.28 - 69.33    561,274,487
                               2012    29,109,224     4.82 - 52.98    446,759,028
                               2011    25,347,914     4.22 - 46.18    355,993,780

  MSF MFS Total Return         2015       710,775    47.72 - 75.73     42,319,194
     Sub-Account               2014       756,067    49.00 - 76.52     45,817,455
                               2013       814,124    46.24 - 71.07     46,044,412
                               2012       730,405    41.41 - 60.26     35,344,618
                               2011       826,212    38.00 - 54.49     36,390,818

  MSF MFS Value Sub-Account    2015    10,866,190    12.69 - 25.81    249,890,569
                               2014    10,916,908    13.03 - 26.14    255,401,966
                               2013    12,139,878    12.05 - 23.85    260,473,964
                               2012     3,025,966    14.12 - 17.78     48,275,261
                               2011     3,145,406    12.27 - 14.81     43,754,913

  MSF MSCI EAFE Index          2015     8,770,551     1.46 - 15.89     99,902,951
     Sub-Account               2014     8,697,532     1.49 - 16.21    101,223,288
                               2013     8,809,646     1.61 - 17.40    112,197,169
                               2012     7,172,234     1.34 - 14.41     81,404,548
                               2011     6,390,970     1.15 - 12.29     69,159,210

  MSF Neuberger Berman         2015     6,339,117    17.77 - 27.37    131,949,869
     Genesis Sub-Account       2014     7,109,782    18.11 - 27.46    150,104,225
                               2013     8,020,175    18.58 - 27.70    172,247,460
                               2012       626,194    16.44 - 20.18     11,798,908
                               2011       647,811    15.96 - 18.50     11,266,993

  MSF Russell 2000 Index       2015     5,516,806     2.69 - 29.61    129,529,499
     Sub-Account               2014     5,807,014     2.84 - 31.21    144,858,146
                               2013     5,835,501     2.74 - 29.98    141,070,458
                               2012     5,078,788     2.01 - 21.83     91,750,975
                               2011     3,926,223     1.75 - 18.93     64,081,468

  MSF T. Rowe Price Large Cap  2015    19,853,858     8.76 - 62.33    233,448,817
     Growth Sub-Account        2014    15,015,374     8.02 - 57.25    166,959,337
                               2013    14,688,080     8.03 - 53.41    151,930,071
                               2012        39,346    35.99 - 39.07      1,501,612
                               2011        44,809    30.91 - 33.42      1,465,621

  MSF T. Rowe Price Small Cap  2015       373,434    27.19 - 38.55     11,814,560
     Growth Sub-Account        2014       321,073    27.11 - 37.87      9,976,420
                               2013       356,919    25.98 - 35.74     10,522,813
                               2012       380,162    18.41 - 24.95      7,808,995
                               2011       417,381    16.23 - 21.67      7,500,142



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2015       0.97        0.89 - 2.35       (7.24) - (2.52)
     Index Sub-Account         2014       0.85        0.89 - 2.35           1.60 - 8.52
                               2013       1.00        0.89 - 2.35         29.67 - 31.97
                               2012       0.82        0.89 - 2.35         14.53 - 16.55
                               2011       0.70        0.89 - 2.35       (4.50) - (2.76)

  MSF MetLife Stock Index      2015       1.57        0.89 - 2.90         (3.80) - 2.90
     Sub-Account               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73
                               2011       1.55        0.89 - 2.90         (1.15) - 0.94

  MSF MFS Total Return         2015       2.49        0.89 - 2.30       (2.62) - (1.04)
     Sub-Account               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59
                               2011       2.68        0.89 - 2.15           0.04 - 1.51

  MSF MFS Value Sub-Account    2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61
                               2011       1.57        0.89 - 2.30       (1.43) - (0.04)

  MSF MSCI EAFE Index          2015       3.14        0.89 - 2.25       (9.98) - (1.36)
     Sub-Account               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27
                               2011       2.23        0.89 - 2.15     (14.50) - (13.28)

  MSF Neuberger Berman         2015       0.18        0.89 - 2.35       (1.95) - (0.31)
     Genesis Sub-Account       2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05
                               2011       0.73        0.89 - 1.95         (7.38) - 4.87

  MSF Russell 2000 Index       2015       1.00        0.89 - 2.35       (9.86) - (3.68)
     Sub-Account               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31
                               2011       0.84        0.89 - 2.35       (6.46) - (4.95)

  MSF T. Rowe Price Large Cap  2015         --        0.89 - 2.35         (3.16) - 9.80
     Growth Sub-Account        2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90
                               2011         --        1.50 - 1.90       (3.19) - (2.80)

  MSF T. Rowe Price Small Cap  2015       0.08        0.89 - 2.15         (8.44) - 1.80
     Growth Sub-Account        2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14
                               2011         --        0.89 - 2.15         (0.70) - 0.87



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MSF Van Eck Global Natural     2015     8,336,502      8.59 - 9.26     74,871,874
     Resources Sub-Account       2014     6,586,665    13.05 - 13.93     89,288,128
                                 2013     6,278,667    16.43 - 17.17    106,449,499
                                 2012     7,200,491    15.15 - 15.70    111,896,983
                                 2011     6,910,683    15.07 - 15.51    106,332,935

  MSF Western Asset              2015         6,545    27.92 - 31.04        195,310
     Management Strategic        2014           398            32.02         12,743
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015    15,069,560    14.65 - 19.92    268,298,667
     Management U.S. Government  2014    15,346,536    14.95 - 19.83    276,085,662
     Sub-Account                 2013    16,417,493    14.93 - 19.52    291,870,388
                                 2012    17,244,875    15.42 - 19.89    313,310,285
                                 2011    16,038,241    15.32 - 19.49    285,529,978

  MSF WMC Core Equity            2015    26,356,637    17.28 - 58.48    527,700,755
     Opportunities Sub-Account   2014    30,718,018    17.28 - 57.62    609,015,113
                                 2013    36,209,587    16.00 - 52.55    658,561,438
                                 2012    41,401,029    12.26 - 39.65    572,327,325
                                 2011    48,368,185    11.12 - 35.45    599,153,697

  Neuberger Berman Genesis       2015           317            22.76          7,222
     Sub-Account                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991
                                 2012           474            17.11          8,101
                                 2011           474            15.72          7,443

  Oppenheimer VA Core Bond       2015         1,226             6.10          7,477
     Sub-Account                 2014         1,362             6.13          8,346
                                 2013         1,493             5.79          8,646
                                 2012         1,541             5.88          9,058
                                 2011         1,878             5.41         10,150

  Oppenheimer VA Main Street     2015     4,053,883    16.54 - 28.62    109,248,990
     Small Cap Sub-Account       2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407
                                 2012     5,041,901    11.62 - 19.97     96,092,155
                                 2011     4,964,464     9.98 - 17.13     81,494,321

  Oppenheimer VA Main Street     2015        12,936             8.08        104,564
     Sub-Account                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039
                                 2012        14,959             5.59         83,663
                                 2011        22,109             4.85        107,300

  Oppenheimer VA Money           2015           668             5.38          3,592
     Sub-Account                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000
                                 2012        20,150             5.61        112,965
                                 2011        20,177             5.69        114,709



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
     Resources Sub-Account       2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                 2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)

  MSF Western Asset              2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Management Strategic        2014         --               1.10                (0.65)
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Management U.S. Government  2014       1.68        0.95 - 2.35           0.17 - 1.58
     Sub-Account                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28

  MSF WMC Core Equity            2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Opportunities Sub-Account   2014       0.59        0.89 - 2.35           1.34 - 9.65
                                 2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)

  Neuberger Berman Genesis       2015       0.05               0.89                (0.74)
     Sub-Account                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84
                                 2011       0.84               0.89                  3.67

  Oppenheimer VA Core Bond       2015       4.05               1.40                (0.44)
     Sub-Account                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75
                                 2011       5.76               1.40                  6.77

  Oppenheimer VA Main Street     2015       0.64        0.95 - 1.75       (7.72) - (6.98)
     Small Cap Sub-Account       2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55
                                 2011       0.36        0.95 - 1.75       (4.07) - (3.30)

  Oppenheimer VA Main Street     2015       0.92               1.40                  1.89
     Sub-Account                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24
                                 2011       1.27               1.40                (1.40)

  Oppenheimer VA Money           2015         --               1.40                (1.38)
     Sub-Account                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)
                                 2011       0.01               1.40                (1.37)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  PIMCO VIT Commodity          2015        39,333      6.34 - 6.37         250,085
     RealReturn Strategy       2014         1,515      8.69 - 8.70          13,170
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015        44,282      9.16 - 9.21         406,796
     Bonds Sub-Account         2014         1,592             9.55          15,202
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015        29,245      9.61 - 9.66         281,863
     Bond Sub-Account          2014           478             9.96           4,759
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015     1,461,366    38.92 - 47.94      63,990,328
     Sub-Account               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077

  Pioneer VCT Real Estate      2015         8,230    27.82 - 31.25         240,901
     Shares Sub-Account        2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847

  T. Rowe Price Growth Stock   2015        44,692           157.95       7,058,976
     Sub-Account               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937

  T. Rowe Price International  2015        27,270            15.32         417,754
     Stock Sub-Account         2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529

  T. Rowe Price Prime Reserve  2015        28,754            17.29         497,039
     Sub-Account               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756

  TAP 1919 Variable Socially   2015         5,634    35.70 - 39.24         215,832
     Responsive Balanced       2014         6,406    37.02 - 40.53         253,840
     Sub-Account               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329
                               2011        17,377    27.28 - 29.51         501,373

  UIF Global Infrastructure    2015        32,371    10.20 - 11.38         345,685
     Sub-Account               2014           664    12.49 - 12.95           8,465
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015        26,997      9.61 - 9.67         260,319
     Equity Index Sub-Account  2014         1,662    10.08 - 10.09          16,769
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                        INCOME          LOWEST TO           LOWEST TO
                                       RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                     -------------  ----------------  ------------------
  PIMCO VIT Commodity          2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     RealReturn Strategy       2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     Bonds Sub-Account         2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     Bond Sub-Account          2014       0.04               1.35                (0.10)
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015       0.55        0.95 - 1.95       (8.16) - (7.24)
     Sub-Account               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)

  Pioneer VCT Real Estate      2015       2.06        1.20 - 1.95           2.50 - 3.27
     Shares Sub-Account        2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45

  T. Rowe Price Growth Stock   2015         --               0.89                  9.87
     Sub-Account               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)

  T. Rowe Price International  2015       0.80               0.89                (1.65)
     Stock Sub-Account         2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66
                               2011       1.20               0.89               (13.11)

  T. Rowe Price Prime Reserve  2015       0.01               0.89                (0.88)
     Sub-Account               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)
                               2011       0.01               0.89                (0.87)

  TAP 1919 Variable Socially   2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Responsive Balanced       2014       0.87        1.50 - 1.90           7.25 - 7.68
     Sub-Account               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06
                               2011       1.20        1.50 - 1.90       (1.89) - (1.51)

  UIF Global Infrastructure    2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     Sub-Account               2014         --        1.10 - 1.35           0.27 - 0.30
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     Equity Index Sub-Account  2014         --        1.10 - 1.35           0.67 - 0.70
     (Commenced 11/19/2014)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements


The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:


Report of Independent Registered Public Accounting Firm.



Statements of Assets and Liabilities as of December 31, 2015.


Statements of Operations for the year ended December 31, 2015.


Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014.



Notes to the Financial Statements.


The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:


Report of Independent Registered Public Accounting Firm.



Consolidated Balance Sheets as of December 31, 2015 and 2014.


Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.


Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.


Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013.


Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.



Notes to the Consolidated Financial Statements.


Financial Statement Schedules.


b. Exhibits


   1.(i) Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)

   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (18)

   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (18)


   2.          Not Applicable.

   3.(i) Principal Underwriter's and Selling Agreement (effective January 1, 2001)(3)

   (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(3)

   (iii)       Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(5)

   (iv)        Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(6)

   (v) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (14)

   4.(i) Draft Form of Individual Single Premium Deferred Variable Annuity Contract (10)

   (ii)        Form of Contract Schedule (10)

   5.          Form of Variable Annuity Application (10)

   6.          (i) Copy of Restated Articles of Incorporation of the
               Company(3)

   (ii)        Copy of the Bylaws of the Company (3)

   (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

   (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (3)

   (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (3)

   (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (3)

   (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (3)

   (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (3)

   7(i) Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (effective April 1,
               2010) (MGGI) (13)

   (ii) (a) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective as of January 1, 2011) (12)

   (b) Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of April 29, 2011 (12)

   (c) Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of December 1, 2011 (13)

   (iii) (a)   Automatic Reinsurance Agreement between MetLife Investors USA
               Insurance Company and Exeter Reassurance Company, Ltd. (effective
               January 1, 2012) (13)

   (b) Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2012 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (14)

   (iv) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective 1/1/13) (15)


   (v)(a) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re. Ltd. (16)

   (b) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015)
               (17)


   8. (i) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (3)

   (ii) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective11-01-05) (9)

   9.          Opinion of Counsel (10)

   10. Consent of Independent Registered Public Accounting Firm (filed herewith)

   11.         Not Applicable.

   12.         Not Applicable.


   13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Peter M. Carlson and Anant Bhalla (filed herewith)

   (1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

   (2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

   (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

   (4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-127553 and 811-03365) filed electronically on September 15, 2005.

   (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

   (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

   (10) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.

   (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 21, 2011.

   (12) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files Nos. 333-176374 and 811-03365) filed electronically on September 2, 2011.

   (13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

   (14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 11, 2013.

   (15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 9, 2014.

   (16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on April 15, 2015.


   (17) incorporated herein by reference to MetLife Investors USA Separate Account A's Registration .Statement to Post-Effective Amendment No. 2 on Form N-4 (File Nos. 333-200253/811-03365)
               filed electronically on April 15, 2016.

   (18) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on November 17, 2014.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
---------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                  Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Anant Bhalla                        Director, Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172



Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown,. NJ -7962



Jean P. Vernor                 Senior Vice
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy           Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036



S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210



Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036



Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277



Marian J. Zeldin          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266



Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Grant Barrans            Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Kevin G. Finneran                   Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277



Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962



Jeffrey P. Halperin                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277



Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277



John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Karen A. Johnson        Vice President
One Financial Center
Boston, MA 02111



Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277



Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172



James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111



Mark S. Reilly           Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002



Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Barbara Stros                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Nan D. Tecotzky      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. CONTRACT OWNERS


As of January 31, 2016, there were 392,989 owners of qualified contracts and 174,664 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):
       Met Investors Series Trust
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       First MetLife Investors Variable Annuity Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine

       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       Metropolitan Life Variable Annuity Separate Account II
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account No. 13S

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------       --------------------------------------

Elizabeth M. Forget                                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Paul A. LaPiana                   Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Gerard J. Nigro              Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Myles J. Lambert             Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                 Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Barbara A. Dare                   Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                     Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John P. Kyne, III                 Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John G. Martinez        Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647




Tyla L. Reynolds       Vice President and Secretary
600 North King Street
Wilmington, DE 19801


   (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,720,128       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

Registrant

MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277

MetLife, 18210 Crane Nest Dr., Tampa, FL 33647

MetLife, One Financial Center, Boston, MA 02111

MetLife, 200 Park Avenue, New York, NY 10166

Fidelity, 82 Devonshire Street, Boston, MA 02109

MetLife, 1095 Avenue of the Americas, New York, NY 10036


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS


MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2016.


   METLIFE INVESTORS USA SEPARATE
   ACCOUNT A
   (Registrant)
   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President



   By:   METLIFE INSURANCE COMPANY USA
         (Depositor)
   By:   /s/ Gregory E.Illson
         ------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2016.


/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
-------------------------------    Executive Officer
Eric T. Steigerwalt

/s/ Myles Lambert*                 Director
-------------------------------
Myles Lambert

/s/ Kieran Mullins*                Director
-------------------------------
Kieran Mullins

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
-------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Director, Senior Vice President and Chief Financial Officer

-------------------------------
Anant Bhalla



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 13, 2016

* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

10.  Consent of Independent Registered Public Accounting Firm

13.  Powers of Attorney